Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Central Index Key	0000016875
Document Type	40-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		169,175,058

Consolidated Statement of Income (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues
Freight	$ 4,853.3		$ 4,279.8	[1]	$ 4,921.5	[1]
Other	128.2		122.4	[1]	127	[1]
Total revenues	4,981.5		4,402.2	[1]	5,048.5	[1]
Operating expenses
Compensation and benefits	1,431		1,306.6	[1]	1,289.8	[1]
Fuel	728.1		580.3	[1]	1,005.9	[1]
Materials	214.2		217.6	[1]	257.8	[1]
Equipment rents	206		226	[1]	218.5	[1]
Depreciation and amortization	489.6		483.2	[1]	428.2	[1]
Purchased services and other	796.5		783	[1]	809.3	[1]
Gain on sales of significant properties			(79.1)	[1]
Loss on termination of lease with shortline railway			54.5	[1]
Total operating expenses	3,865.4		3,572.1	[1]	4,009.5	[1]
Operating income	1,116.1		830.1	[1]	1,039	[1]
Gain on sale of partnership interest			81.2	[1]
Equity income in Dakota, Minnesota & Eastern Railroad Corporation					50.9	[1]
Less:
Other income and charges	(12)		12.4	[1]	72.3	[1]
Net interest expense (Note 7)	257.3	[2]	267.6	[1],[2]	239.6	[1]
Income before income tax expense	870.8		631.3	[1]	778	[1]
Income tax expense	220.1		81.3	[1]	150.2	[1]
Net income	$ 650.7		$ 550	[1]	$ 627.8	[1]
Earnings per share
Basic earnings per share	$ 3.86		$ 3.31	[1]	$ 4.08	[1]
Diluted earnings per share	$ 3.85		$ 3.3	[1]	$ 4.04	[1]
Weighted-average number of shares (millions)
Basic	168.8		166.3	[1]	153.7	[1]
Diluted	169.2		166.8	[1]	155.5	[1]
Dividends declared per share	$ 1.0575		$ 0.99	[1]	$ 0.99	[1]

[1]	Restated (Note 2)
[2]	The amount is calculated on a twelve month rolling basis.

Consolidated Statement of Comprehensive Income (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Comprehensive income
Net income	$ 650.7	$ 550	[1]	$ 627.8	[1]
Net gain (loss) in foreign currency translation adjustments, net of hedging activities	17.7	2.7	[1]	(5.7)	[1]
Change in derivatives designated as cash flow hedges	2.3	7.3	[1]	(16.1)	[1]
Change in pension and post-retirement defined benefit plans	(459.6)	(661.1)	[1]	(543.4)	[1]
Other comprehensive loss before income taxes	(439.6)	(651.1)	[1]	(565.2)	[1]
Income tax recovery	98.5	131.6	[1]	193.4	[1]
Other comprehensive loss (Note 10)	(341.1)	(519.5)	[1]	(371.8)	[1]
Comprehensive income	$ 309.6	$ 30.5	[1]	$ 256	[1]

[1]	Restated (Note 2)

Consolidated Balance Sheet (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Current assets
Cash and cash equivalents	$ 360.6	$ 679.1	[1]	$ 117.5	[1]	$ 377.9	[1]
Accounts receivable, net	459	655.1	[1]
Materials and supplies	114.1	132.7	[1]
Deferred income taxes (Note 8)	222.3	128.1	[1]
Other current assets	47.8	46.5	[1]
Total current assets	1,203.8	1,641.5	[1]
Investments	144.9	156.7	[1]
Net properties	11,996.8	11,978.5	[1]
Goodwill and intangible assets	189.8	202.3	[1]
Other assets (Note 18)	140.6	175.8	[1]
Total assets	13,675.9	14,154.8	[1]
Current liabilities
Accounts payable and accrued liabilities	1,007.8	1,000.7	[1]
Long-term debt maturing within one year	281.7	605.3	[1]
Total current liabilities	1,289.5	1,606	[1]
Pension and other benefit liabilities (Note 26)	1,115.7	1,453.9	[1]
Other long-term liabilities	468	479.9	[1]
Long-term debt	4,033.2	4,138.2	[1]
Deferred income taxes (Note 8)	1,944.8	1,818.7	[1]
Total liabilities	8,851.2	9,496.7	[1]
Shareholders' equity
Share capital	1,812.8	1,771.1	[1]
Additional paid-in capital	24.7	30.8	[1]
Accumulated other comprehensive loss	(2,085.8)	(1,744.7)	[1]	(1,225.2)	[1]	(853.4)	[1]
Retained earnings	5,073	4,600.9	[1]
Total Shareholders' equity	4,824.7	4,658.1	[1]	4,275.1		4,145.5
Total liabilities and shareholders' equity	$ 13,675.9	$ 14,154.8	[1]
Commitments and contingencies (Note 29).			[1]

[1]	Restated (Note 2)

Consolidated Balance Sheet (Parenthetical)(CAD ( $)) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity
Common stock, shares authorized without par value	Unlimited	Unlimited	[1]
Common stock, par value	$ 0	$ 0	[1]
Common stock, shares issued	169.2	168.5	[1]
Common stock, shares outstanding	169.2	168.5	[1]
First preferred stock, shares authorized	Unlimited	Unlimited	[1]
Second preferred stock, shares authorized	Unlimited	Unlimited	[1]
Preferred stock, shares outstanding	0	0	[1]

[1]	Restated (Note 2)

Consolidated Statement of Cash Flows (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating activities
Net income	$ 650.7		$ 550	[1]	$ 627.8	[1]
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	489.6		483.2	[1]	428.2	[1]
Deferred income taxes (Note 8)	211.2		133	[1]	170.6	[1]
Gain on sale of partnership interest			(81.2)	[1]
Gain on sales of significant properties			(79.1)	[1]
Pension funding in excess of expense	(800.9)		(572)	[1]	(66.5)	[1]
Other operating activities, net	(32.2)		(85.7)	[1]	(85)	[1]
Change in non-cash working capital balances related to operations	(16.3)		102.7	[1]	(132.2)	[1]
Cash provided by operating activities	502.1		450.9	[1]	942.9	[1]
Investing activities
Additions to properties	(726.1)		(703.5)	[1]	(815.9)	[1]
Additions to assets held for sale and other					(222.5)	[1]
Investment in Dakota, Minnesota & Eastern Railroad Corporation (Note 16)					(8.6)	[1]
Proceeds from sale of properties and other assets	88.9		337.4	[1]	237.2	[1]
Other, net	1.6		7.4	[1]	9.7	[1]
Cash used in investing activities	(635.6)		(358.7)	[1]	(800.1)	[1]
Financing activities
Dividends paid	(174.5)		(162.9)	[1]	(148.7)	[1]
Issuance of CP Common Shares	32.4		513.5	[1]	19.7	[1]
Collection of receivable from financial institution (Note 13)	219.8
Issuance of long-term debt	355.2		872.7	[1]	1,148.2	[1]
Repayment of long-term debt	(612.8)		(617.9)	[1]	(1,339.9)	[1]
Net decrease in short-term borrowing	9		(150.1)	[1]	(79.6)	[1]
Other financing activities	3.1		34.1	[1]	(30.9)	[1]
Cash provided by (used in) financing activities	(167.8)		489.4	[1]	(431.2)	[1]
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(17.2)		(20)	[1]	28	[1]
Cash position
Increase (decrease) in cash and cash equivalents	(318.5)		561.6	[1]	(260.4)	[1]
Cash and cash equivalents at beginning of year	679.1	[1]	117.5	[1]	377.9	[1]
Cash and cash equivalents at end of year	360.6		679.1	[1]	117.5	[1]
Supplemental disclosures of cash flow information:
Income taxes (recovered) paid	8.3		(38.9)	[1]	59	[1]
Interest paid	$ 346.8		$ 289.3	[1]	$ 269.1	[1]

[1]	Restated (Note 2)

Consolidated Statement of Changes in Shareholders' Equity (CAD $) In Millions	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2006
Adjustment for change in accounting policy (Note 2)			2	(51.1)	(49.1)
Balance at Dec. 31, 2007			(853.4)	3,741.8	4,145.5
Balance at Dec. 31, 2007 (Scenario, Previously Reported)	1,209.5	47.6	(855.4)	3,792.9	4,194.6
Balance at Dec. 31, 2007	1,209.5	47.6	(853.4)	3,741.8	4,145.5
Net income				627.8	627.8	[1]
Other comprehensive loss			(371.8)		(371.8)
Dividends declared				(152.2)	(152.2)
Stock compensation (recovery) expense		7.7			7.7
Shares issued under stock option plans	32.8	(14.7)			18.1
Balance at Dec. 31, 2008	1,242.3	40.6	(1,225.2)	4,217.4	4,275.1
Net income				550	550	[1]
Other comprehensive loss			(519.5)		(519.5)
Dividends declared				(166.5)	(166.5)
Shares issued (Note 25)	495.2				495.2
Stock compensation (recovery) expense		(1.8)			(1.8)
Shares issued under stock option plans	33.6	(8)			25.6
Balance at Dec. 31, 2009	1,771.1	30.8	(1,744.7)	4,600.9	4,658.1	[1]
Net income				650.7	650.7
Other comprehensive loss			(341.1)		(341.1)
Dividends declared				(178.6)	(178.6)
Stock compensation (recovery) expense		1.2			1.2
Shares issued under stock option plans	41.7	(7.3)			34.4
Balance at Dec. 31, 2010	$ 1,812.8	$ 24.7	$ (2,085.8)	$ 5,073	$ 4,824.7

[1]	Restated (Note 2)

Nature of Operations	12 Months Ended
Dec. 31, 2010
Nature of Operations [Abstract]
Business Description

Canadian Pacific Railway Limited (“CPRL”), through its subsidiaries (collectively referred to as “CP” or “the Company”), operates a transcontinental railway in Canada and the United States. Through its subsidiaries, CP provides rail and intermodal transportation services over a network of approximately 14,800 miles, serving the principal business centres of Canada from Montreal, Quebec, to Vancouver, British Columbia, and the U.S. Northeast and Midwest regions. CP’s railway network feeds directly into the U.S. heartland from the East and West coasts. Agreements with other carriers extend the Company’s market reach east of Montreal in Canada, throughout the U.S. and into Mexico. Through its subsidiaries, CP transports bulk commodities, merchandise freight and intermodal traffic. Bulk commodities include grain, coal, sulphur and fertilizers. Merchandise freight consists of finished vehicles and automotive parts, as well as forest and industrial and consumer products. Intermodal traffic consists largely of retail goods in overseas containers that can be transported by train, ship and truck, and in domestic containers and trailers that can be moved by train and truck.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

Canadian Pacific Railway Limited (“CPRL”), through its subsidiaries (collectively referred to as “CP” or “the Company”), operates a transcontinental railway in Canada and the United States. Through its subsidiaries, CP provides rail and intermodal transportation services over a network of approximately 14,800 miles, serving the principal business centres of Canada from Montreal, Quebec, to Vancouver, British Columbia, and the U.S. Northeast and Midwest regions. CP’s railway network feeds directly into the U.S. heartland from the East and West coasts. Agreements with other carriers extend the Company’s market reach east of Montreal in Canada, throughout the U.S. and into Mexico. Through its subsidiaries, CP transports bulk commodities, merchandise freight and intermodal traffic. Bulk commodities include grain, coal, sulphur and fertilizers. Merchandise freight consists of finished vehicles and automotive parts, as well as forest and industrial and consumer products. Intermodal traffic consists largely of retail goods in overseas containers that can be transported by train, ship and truck, and in domestic containers and trailers that can be moved by train and truck.

1  Summary of significant accounting policies

GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (“GAAP”)

These consolidated financial statements are expressed in Canadian dollars and have been prepared in accordance with U.S. GAAP as codified in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of CP and all of its subsidiaries. The Company’s investments in which it has significant influence are accounted for using the equity method. All intercompany accounts and transactions have been eliminated.

USE OF ESTIMATES

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the period, the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements. Management regularly reviews its estimates, including those related to investments, restructuring and environmental liabilities, pensions and other benefits, depreciable lives of properties and intangible assets, deferred income tax assets and liabilities, as well as legal and personal injury liabilities based upon currently available information. Actual results could differ from these estimates.

PRINCIPAL SUBSIDIARIES

The following list sets out CPRL’s principal railway operating subsidiaries, including the jurisdiction of incorporation. All of these subsidiaries are wholly owned, directly or indirectly, by CPRL as of December 31, 2010.

Incorporated under
Principal subsidiary	the laws of
Canadian Pacific Railway Company	Canada
Soo Line Railroad Company (“Soo Line”)	Minnesota
Delaware and Hudson Railway Company, Inc. (“D&H”)	Delaware
Dakota, Minnesota & Eastern Railroad Corporation (“DM&E”)	Delaware
Mount Stephen Properties Inc. (“MSP”)	Canada

REVENUE RECOGNITION

Railway freight revenues are recognized based on the percentage of completed service method. The allocation of revenue between reporting periods is based on the relative transit time in each reporting period with expenses recognized as incurred. Volume rebates to customers are accrued as a reduction of freight revenues based on estimated volume and contract terms as freight service is provided. Other revenue, including passenger revenue, revenue from leasing certain assets and switching fees, is recognized as service is performed or contractual obligations are met. Revenues are presented net of taxes collected from customers and remitted to government authorities.
CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes highly-liquid short-term investments that are readily convertible to cash with original maturities of three months or less.

FOREIGN CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies, other than those held through foreign subsidiaries, are translated into Canadian dollars at the year-end exchange rate for monetary items and at the historical exchange rates for non-monetary items. Foreign currency revenues and expenses are translated at the exchange rate in effect on the dates of the related transactions. Foreign currency gains and losses, other than those arising from the translation of the Company’s net investment in foreign subsidiaries, are included in income.

The accounts of the Company’s foreign subsidiaries are translated into Canadian dollars using the year-end exchange rate for assets and liabilities and the average exchange rates during the year for revenues, expenses, gains and losses. Exchange gains and losses arising from translation of these foreign subsidiaries’ accounts are included in “Other comprehensive loss”. The majority of U.S. dollar-denominated long-term debt has been designated as a hedge of the net investment in foreign subsidiaries. As a result, unrealized foreign exchange (“FX”) gains and losses on this U.S. dollar-denominated long-term debt are offset against foreign exchange gains and losses arising from translation of foreign subsidiaries’ accounts in “Other comprehensive income”.

PENSIONS AND OTHER BENEFITS

Pension costs are actuarially determined using the projected-benefit method prorated over the credited service periods of employees. This method incorporates management’s best estimates of expected plan investment performance, salary escalation and retirement ages of employees. The expected return on fund assets is calculated using market-related asset values developed from a five-year average of market values for the fund’s public equity securities (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the fund’s fixed income, real estate and infrastructure securities, subject to the market-related asset value not being greater than 120% of the market value nor being less than 80% of the market value. The discount rate used to determine the benefit obligation is based on market interest rates on high-quality corporate debt instruments with matching cash flows. Unrecognized actuarial gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of plan assets are amortized over the expected average remaining service period of active employees expected to receive benefits under the plan (approximately 10 years). Prior service costs arising from collectively bargained amendments to pension plan benefit provisions are amortized over the term of the applicable union agreement. Prior service costs arising from all other sources are amortized over the expected average remaining service period of active employees who are expected to receive benefits under the plan at the date of amendment.

Costs for post-retirement and post-employment benefits other than pensions, including post-retirement health care and life insurance and some workers’ compensation and long-term disability benefits in Canada, are actuarially determined and accrued on a basis similar to pension costs.

The over or under funded status of defined benefit pension and other post-retirement benefit plans are recognized on the balance sheet. The over or under funded status is measured as the difference between the fair value of the plan assets and the benefit obligation. In addition, any unrecognized actuarial gains and losses and prior service costs and credits that arise during the period are recognized as a component of “Other comprehensive income (loss)”, net of tax.

Gains and losses on post-employment benefits that do not vest or accumulate, including some workers’ compensation and long-term disability benefits in Canada, are included immediately in income.

MATERIALS AND SUPPLIES

Materials and supplies are carried at the lower of average cost and market.

PROPERTIES

Fixed asset additions and major renewals are recorded at cost, including direct costs, attributable indirect costs and carrying costs, less accumulated depreciation and any impairments. When there is a legal obligation associated with the retirement of property, plant and equipment, a liability is initially recognized at its fair value and a corresponding asset retirement cost is added to the gross book value of the related asset and amortized to expense over the estimated term to retirement. The Company reviews the carrying amounts of its properties whenever changes in circumstances indicate that such carrying amounts may not be recoverable based on future undiscounted cash flows. When such properties are determined to be impaired, recorded asset values are revised to the fair value.

The Company recognizes expenditures as additions to properties or operating expenses based on whether the expenditures increase the output or service capacity, lower the associated operating costs or extend the useful life of the properties and whether the expenditures exceed minimum physical and financial thresholds.
Much of the additions to properties, both new and replacement properties, are self-constructed. These are initially recorded at cost, including direct costs and attributable indirect costs and carrying costs. Direct costs include, among other things, labour costs, purchased services, equipment costs and material costs. Attributable indirect and overhead costs include incremental long-term variable costs resulting from the execution of capital projects. Indirect costs include largely local crew facilities, highway vehicles, work trains and area management costs. Overhead costs primarily include a portion of the Company’s engineering department which plans, designs and administers these capital projects. These costs are allocated to projects by applying a measure consistent with the nature of the cost based on cost studies. For replacement properties, dismantling work is performed concurrently with the installation, the project costs are allocated to dismantling and installation based on cost studies.

Ballast programs including undercutting, shoulder ballasting and renewal programs which form part of our annual track program are capitalized as this work, and the related added ballast material, significantly improves drainage which in turn extends the life of ties and other track materials. These costs are tracked separately from the underlying assets and depreciated over the period to the next estimated similar ballast program. Spot replacement of ballast is considered a repair which is expensed as incurred.

The cost of large refurbishments are capitalized and locomotive overhauls and rail grinding costs (Note 2) are expensed as incurred.

The Company capitalizes development costs for major new computer systems.

The Company follows group depreciation which groups assets which are similar in nature and have similar economic lives. The property groups are depreciated based on their expected economic lives determined by studies of historical retirements of properties in the group and engineering estimates of changes in current operations and of technological advances. Actual use and retirement of assets may vary from current estimates, which would impact the amount of depreciation expense recognized in future periods.

When depreciable property is retired or otherwise disposed of in the normal course of business, the book value, less net salvage proceeds, is charged to accumulated depreciation and if different than the assumptions under the depreciation study could potentially result in adjusted depreciation expense over a period of years. However, when removal costs exceed the salvage value on assets and the Company had no legal obligation to remove, the new removal cost is charged to income in the period in which the asset is removed and is not charged to accumulated depreciation.

For the sale or retirement of larger groups of depreciable assets that are unusual and were not considered in depreciation studies, CP records a gain or loss for the difference between net proceeds and net book value of the assets sold or retired.

Depreciation is calculated on the straight-line basis at rates based on the estimated service life, taking into consideration the projected annual usage of depreciable property, except for rail and other track material in the U.S., which is based directly on usage.

Equipment under capital lease is included in properties and depreciated over the period of expected use.

ASSETS HELD FOR SALE

Assets to be disposed that meet the held for sale criteria are reported at the lower of the carrying amount and fair value, less costs to sell, and are no longer depreciated.

GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets upon acquisition of a business. Goodwill is assigned to the reporting units that are expected to benefit from the business acquisition which, after integration of operations with the railway network, may be different than the acquired business.

The carrying value of goodwill, which is not amortized, is assessed for impairment annually in the fourth quarter of each year, or more frequently as economic events dictate. The fair value of the reporting unit is compared to its carrying value, including goodwill. If the fair value of the reporting unit is less than its carrying value goodwill is potentially impaired. The impairment charge that would be recognized is the excess of the carrying value of the goodwill over the fair value of the goodwill, determined in the same manner as in a business combination.

Intangible assets with finite lives are amortized on a straight-line basis over the estimated useful lives of the respective assets. The option to expand the track network has an amortization period of 100 years. Favourable leases, customer relationships and interline contracts have amortization periods ranging from four to 20 years. When there is a change in the estimated useful life of an intangible asset with a finite life, amortization is adjusted prospectively.

FINANCIAL INSTRUMENTS

Financial instruments are contracts that give rise to a financial asset of one party and a financial liability or equity instrument of another party.

Financial instruments are recognized initially at fair value, which is the amount of consideration that would be agreed upon in an arm’s length transaction between willing parties.
Subsequent measurement depends on how the financial instrument has been classified. Accounts receivable and investments, classified as loans and receivables, are measured at amortized cost, using the effective interest method. Certain equity investments, classified as available for sale, are recognized at cost as fair value cannot be reliably established. Cash and cash equivalents and long-term floating rate notes are classified as held for trading and are measured at fair value. Accounts payable, accrued liabilities, short-term borrowings, dividends payable, other long-term liabilities and long-term debt, classified as financial liabilities, are also measured at amortized cost.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial and commodity instruments may be used from time to time by the Company to manage its exposure to risks relating to foreign currency exchange rates, stock-based compensation, interest rates and fuel prices. When CP utilizes derivative instruments in hedging relationships, CP identifies, designates and documents those hedging transactions and regularly tests the transactions to demonstrate effectiveness in order to continue hedge accounting.

All derivative instruments are classified as held for trading and recorded at their fair value. Any change in the fair value of derivatives not designated as hedges is recognized in the period in which the change occurs in the Consolidated Statement of Income in the line item to which the derivative instrument is related. On the Consolidated Balance Sheet they are classified in “Other assets”, “Other long-term liabilities” and “Other current assets” or “Accounts payable and accrued liabilities” as applicable. Gains and losses arising from derivative instruments affect the following income statement lines: “Revenues”, “Compensation and benefits”, “Fuel”, “Other income and charges”, and “Net interest expense”.

For fair value hedges, the periodic change in value is recognized in income, on the same line as the changes in values of the hedged items are also recorded. For a cash flow hedge, the change in value of the effective portion is recognized in “Other comprehensive loss”. Any ineffectiveness within an effective cash flow hedge is recognized in income as it arises in the same income account as the hedged item. Should a cash flow hedge relationship become ineffective, previously unrealized gains and losses remain within “Accumulated other comprehensive loss” until the hedged item is settled and, prospectively, future changes in value of the derivative are recognized in income. The change in value of the effective portion of a cash flow hedge remains in “Accumulated other comprehensive loss” until the related hedged item settles, at which time amounts recognized in “Accumulated other comprehensive loss” are reclassified to the same income or balance sheet account that records the hedged item.

In the Consolidated Statement of Cash Flows, cash flows relating to derivative instruments designated as hedges are included in the same line as the related hedged item.

The Company from time to time enters into foreign exchange forward contracts to hedge anticipated sales in U.S. dollars, the related accounts receivable and future capital acquisitions. Foreign exchange translation gains and losses on foreign currency-denominated derivative financial instruments used to hedge anticipated U.S. dollar-denominated sales are recognized as an adjustment of the revenues when the sale is recorded. Those used to hedge future capital acquisitions are recognized as an adjustment of the property amount when the acquisition is recorded.

The Company also occasionally enters into foreign exchange forward contracts as part of its short-term cash management strategy. These contracts are not designated as hedges due to their short-term nature and are carried on the Consolidated Balance Sheet at fair value. Changes in fair value are recognized in income in the period in which the change occurs.

The Company enters into interest rate swaps to manage the risk related to interest rate fluctuations. These swap agreements require the periodic exchange of payments without the exchange of the principal amount on which the payments are based. Interest expense on the debt is adjusted to include the payments owing or receivable under the interest rate swaps.

The Company from time to time enters into bond forwards to fix interest rates for anticipated issuances of debt. These agreements are usually accounted for as cash flow hedges with gains and losses recorded in “Accumulated other comprehensive loss” and amortized to “Net interest expense” in the period that interest on the related debt is charged.

The Company has a fuel-hedging program under which CP acquires crude oil and / or diesel future contracts for a portion of its diesel fuel purchases to reduce the risk of price volatility affecting future cash flows. In addition, foreign exchange forward contracts may be used as part of the fuel-hedging program to manage the foreign exchange variability component of CP’s fuel price risk. These agreements are usually accounted for as cash flow hedges, however, on occasion derivatives of a short-term duration may not be designated as a hedge for accounting purposes. The gains or losses on the hedge contracts are applied against the corresponding fuel purchases in the period during which the hedging contracts mature.

The Company, prior to 2010, entered into derivatives called Total Return Swaps (“TRS”) to mitigate fluctuations in tandem share appreciation rights (“TSAR”), deferred share units (“DSU”) and restricted share units (“RSU”). These are not designated as hedges and are recorded at market value with the offsetting gain or loss reflected in “Compensation and benefits”.
RESTRUCTURING ACCRUAL

Restructuring liabilities are recorded at their present value. The discount related to liabilities is amortized to “Compensation and benefits” over the payment period. Provisions for labour restructuring are recorded in “Other long-term liabilities”, except for the current portion, which is recorded in “Accounts payable and accrued liabilities”.

ENVIRONMENTAL REMEDIATION

Environmental remediation accruals, recorded on an undiscounted basis, cover site-specific remediation programs. Provisions for environmental remediation costs are recorded in “Other long-term liabilities”, except for the current portion, which is recorded in “Accounts payable and accrued liabilities”.

INCOME TAXES

The Company follows the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in income tax rates on deferred income tax assets and liabilities is recognized in income in the period during which the change occurs.

When appropriate, we record a valuation allowance against deferred tax assets to reflect that these tax assets may not be realized. In determining whether a valuation allowance is appropriate, we consider whether it is more likely than not that all or some portion of our deferred tax assets will not be realized, based on management’s judgments using available evidence about future events.

At times, we may claim tax benefits that may be challenged by a tax authority. We recognize tax benefits only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.

Investment tax credits are deferred on the Consolidated Balance Sheet and amortized to “Income tax expense” as the related asset is recognized in income.

EARNINGS PER SHARE

Basic earnings per share are calculated using the weighted average number of Common Shares outstanding during the year. Diluted earnings per share are calculated using the treasury stock method for determining the dilutive effect of options.

STOCK-BASED COMPENSATION

CP follows the fair value based approach to account for stock options. Compensation expense and an increase in additional paid-in capital are recognized for stock options over their vesting period, or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period, based on their estimated fair values on the grant date, as determined using the Black-Scholes option-pricing model.

With the granting of regular stock options, employees may be simultaneously granted share appreciation rights, which provide the employee the choice to either exercise the stock option for shares, or to exercise the TSAR and thereby receive the intrinsic value of the stock option in cash. Options with TSARs are awards that may call for settlement in cash and, therefore, are recorded as liabilities. CP follows the fair value based approach to account for the TSAR liability. The liability is fair valued and changes in the liability are recorded in “Compensation and benefits” expense over the vesting period, or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period, until exercised. If an employee chooses to exercise the option, thereby cancelling the TSAR, both the exercise price and the liability are settled to “Share capital”.

Forfeitures of options and tandem options are estimated at issuance and subsequently at the balance sheet date.

Any consideration paid by employees on exercise of stock options is credited to share capital when the option is exercised and the recorded fair value of the option is removed from additional paid-in capital and credited to share capital.

Compensation expense is also recognized for TSARs, DSUs, performance share units (“PSUs”) and RSUs using the fair value method. Forfeitures of TSARs, DSUs, PSUs and RSUs are estimated at issuance and subsequently at the balance sheet date.

The employee share purchase plan (“ESPP”) gives rise to compensation expense that is recognized using the issue price, by amortizing the cost over the vesting period or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period.

Accounting changes	12 Months Ended
Dec. 31, 2010
Accounting changes [Abstract]
Accounting changes
2  Accounting changes

CONSOLIDATIONS

In June 2009, the FASB issued Amendments to Consolidation of Variable Interest Entities. The guidance retains the scope of the previous guidance and removes the exemption of entities previously considered qualifying special purpose entities. In addition, it replaces the previous quantitative approach with a qualitative analysis approach for determining whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. The guidance is further amended to require ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and requires enhanced disclosures about an enterprise’s involvement in a variable interest entity. The guidance is applicable to all variable interest entities that existed at January 1, 2010, the date of adoption, or are created thereafter. The Company has variable interests in variable interest entities, however, the adoption of the new guidance did not change the previous assessment that the Company is not the primary beneficiary and as such does not consolidate the variable interest entities. Additional note disclosure regarding the nature of the Company’s variable interests and where judgment was required to assess the primary beneficiary of these variable interest entities has been provided in Note 28.

ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS

The FASB has released additional guidance with respect to the accounting and disclosure of transfers of financial assets such as securitized accounts receivable. Although the Company currently does not have an accounts receivable securitization program, the guidance, which includes revisions to the derecognition criteria in a transfer and the treatment of qualifying special purpose entities, would be applicable to any future securitization. The new guidance is effective for the Company from January 1, 2010. The adoption of this guidance had no impact to the Company’s financial statements.

FAIR VALUE MEASUREMENT AND DISCLOSURE

In January 2010, the FASB amended the disclosure requirements related to fair value measurements. The update provides for new disclosures regarding transfers in and out of Level 1 and Level 2 financial asset and liability categories and expanded disclosures in the Level 3 reconciliation (see Note 21 for a definition of Level 1, 2 and 3 financial asset and liability categories). The update also provides clarification that the level of disaggregation should be at the class level and that disclosures about inputs and valuation techniques are required for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the expanded disclosures in the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance resulting in expanded note disclosure in Note 21.

RAIL GRINDING

During the second quarter of 2010, the Company changed its accounting policy for the treatment of rail grinding costs. In prior periods, CP had capitalized such costs and depreciated them over the expected economic life of the rail grinding. The Company concluded that, although the accounting treatment was within acceptable accounting standards, it is preferable to expense the costs as incurred, given the subjectivity in determining the expected economic life and the associated depreciation methodology. The accounting policy change has been accounted for on a retrospective basis. The effects of the adjustment to January 1, 2010 resulted in an adjustment to decrease net properties by  $89.0 million, deferred income taxes by  $26.3 million, and shareholders equity by  $62.7 million. As a result of the change the following increases (decreases) to financial statement line items occurred:

	For the year ended December 31
(in millions of Canadian dollars, except per share data)	2010	2009	2008
Changes to Consolidated Statement of Income and Comprehensive Income (Loss)
Depreciation and amortization	$(15.7)	$(14.0)	$(8.9)
Compensation and benefits	2.3	2.8	2.7
Fuel	–	0.1	0.1
Materials	0.8	1.8	1.7
Purchased services and other	13.8	15.9	15.4

Total operating expenses	1.2	6.6	11.0
Income tax expense	(0.7)	(1.2)	(3.2)

Net income	$(0.5)	$(5.4)	$(7.8)

Basic earnings per share	$–	$(0.03)	$(0.05)
Diluted earnings per share	$–	$(0.03)	$(0.05)

Other comprehensive income (loss)	0.9	2.4	(2.8)

Comprehensive income (loss)	$0.4	$(3.0)	$(10.6)

Changes to Consolidated Statement of Cash Flows
Cash provided by operating activities (decrease)	$(16.9)	$(20.6)	$(19.9)
Cash used in investing activities (decrease)	$(16.9)	$(20.6)	$(19.9)

				As at
	As at December 31,			January 1,
	2010	2009	2008	2008
Changes to Consolidated Balance Sheet
Net properties	$(88.6)	$(89.0)	$(86.2)	$(70.6)
Deferred income tax liability	(26.3)	(26.3)	(26.5)	(21.5)
Accumulated other comprehensive loss (income)	2.5	1.6	(0.8)	2.0
Retained earnings	(64.8)	(64.3)	(58.9)	(51.1)

FUTURE ACCOUNTING CHANGES

There have been no new accounting pronouncements issued that are expected to have a significant impact to the Company’s financial statements.

RECLASSIFICATION OF COMPARATIVE FIGURES

Certain comparative figures have been reclassified in order to be consistent with the 2010 presentation.

Gain on sales of significant properties	12 Months Ended
Dec. 31, 2010
Gain on sales of significant properties [Abstract]
Gain on sales of significant properties

3  Gain on sales of significant properties

During 2009, the Company completed two significant real estate sales, including Windsor Station and land in western Canada, resulting in gains of  $79.1 million ( $68.1 million after tax).

The Company sold Windsor Station, in Montreal, for proceeds of  $80.0 million, including the assumption of a mortgage of  $16.0 million due in 2011. CP will continue to occupy a portion of Windsor Station through a lease for a 10-year period after the sale. As a result, part of the transaction is considered to be a sale-leaseback and consequently a gain of  $19.5 million related to this part of the transaction has been deferred and is being amortized over the remainder of the lease term.

The Company sold land in western Canada for transit purposes for proceeds of  $43.0 million.

Gain on sale of partnership interest	12 Months Ended
Dec. 31, 2010
Gain Loss On Sale Of Partnership Interest [Abstract]
Gain on sale of partnership interest
4  Gain on sale of partnership interest

During 2009, the Company completed a sale of a portion of its investment in the Detroit River Tunnel Partnership (“DRTP”) to its existing partner, reducing the Company’s ownership from 50% to 16.5%. The proceeds received from the transaction were  $110.0 million. Additional proceeds of approximately  $22 million are contingent on achieving certain future freight volumes through the tunnel, and have not been recognized. The gain on this transaction was  $81.2 million ( $68.7 million after tax).

Loss on termination of lease with shortline railway	12 Months Ended
Dec. 31, 2010
Income Loss On Termination Of Lease [Abstract]
Loss on termination of lease with shortline railway

5  Loss on termination of lease with shortline railway

During 2009, the Company made a payment of approximately  $73 million to terminate a contract with a lessee in order to cease through-train operations over the CP owned rail branchline between Smiths Falls, Ontario and Sudbury, Ontario including a settlement of a  $20.6 million existing liability. The contract with the lessee provided for the operation of a minimum number of CP freight trains over the leased branchline. The loss on the transaction was  $54.5 million ( $37.6 million after tax).

Other income and charges	12 Months Ended
Dec. 31, 2010
Other income and charges [Abstract]
Other income and charges

6  Other income and charges

(in millions of Canadian dollars)	2010	2009	2008
Accretion income on long-term floating rate notes (Note 21)	$(5.9)	$(2.9)	$–
(Gain) loss in fair value of long-term floating rate notes/asset backed commercial paper (Note 21)	(3.4)	(6.3)	49.4
Net loss on repurchase of debt (Note 20)	–	16.6	–
Other foreign exchange (gains) losses	(9.4)	(0.4)	6.1
Foreign exchange (gain) loss on long-term debt	(2.3)	(3.6)	5.8
Other	9.0	9.0	11.0

Total other income and charges	$(12.0)	$12.4	$72.3

Net interest expense	12 Months Ended
Dec. 31, 2010
Net interest expense [Abstract]
Net interest expense
7  Net interest expense

(in millions of Canadian dollars)	2010	2009	2008
Interest cost	$287.7	$305.1	$291.3
Interest capitalized to net properties	(19.6)	(19.2)	(30.9)

Interest expense	268.1	285.9	260.4
Interest income	(10.8)	(18.3)	(20.8)

Net interest expense	$257.3	$267.6	$239.6

Interest expense includes interest on capital leases of  $22.4 million for the year ended December 31, 2010 (2009 –  $26.8 million; 2008 –  $20.3 million).

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Income taxes
8  Income taxes

The following is a summary of the major components of the Company’s income tax expense:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars)	2010	(Note 2)	(Note 2)
Current income tax expense (recovery)	$8.9	$(51.7)	$(20.4)

Deferred income tax expense
Origination and reversal of temporary differences	244.9	242.6	151.1
Effect of tax rate decreases	–	(35.3)	(10.4)
Effect of hedge of net investment in foreign subsidiaries	(18.2)	(31.7)	41.6
Tax credits	(16.0)	(16.4)	(3.8)
Other	0.5	(26.2)	(7.9)

Total deferred income tax expense	211.2	133.0	170.6

Total income taxes	$220.1	$81.3	$150.2

Income before income tax expense
Canada	$576.6	$602.3	$162.9
Foreign	294.2	29.0	615.1

Total income before income tax expense	$870.8	$631.3	$778.0

Income tax expense (recovery)
Current
Canada	$(0.8)	$(51.0)	$14.0
Foreign	9.7	(0.7)	(34.4)

Total current income tax expense (recovery)	8.9	(51.7)	(20.4)

Deferred
Canada	122.6	81.4	63.6
Foreign	88.6	51.6	107.0

Total deferred income tax expense	211.2	133.0	170.6

Total income taxes	$220.1	$81.3	$150.2

The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

		2009
		Restated
(in millions of Canadian dollars)	2010	(Note 2)
Deferred income tax assets
Restructuring liability	$22.1	$21.4
Amount related to tax losses carried forward	333.6	224.2
Liabilities carrying value in excess of tax basis	266.7	358.6
Future environmental remediation costs	38.4	42.6
Other	123.5	82.4

Total deferred income tax assets	784.3	729.2

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,465.6	2,389.1
Other long-term assets carrying value in excess of tax basis	17.8	8.9
Other	23.4	21.8

Total deferred income tax liabilities	2,506.8	2,419.8

Total net deferred income tax liabilities	1,722.5	1,690.6
Current deferred income tax assets	222.3	128.1

Long-term deferred income tax liabilities	$1,944.8	$1,818.7

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars, except percentage)	2010	(Note 2)	(Note 2)
Statutory federal and provincial income tax rate	29.15%	30.71%	31.53%

Expected income tax expense at Canadian enacted statutory tax rates	$253.8	$193.9	$245.3
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3.2)	(24.7)	(63.3)
Canadian tax rate differentials	(9.7)	(26.1)	(18.0)
Foreign tax rate differentials	0.2	(7.1)	(1.1)
Effect of tax rate decreases	–	(34.5)	(10.2)
Tax credits	(16.0)	(16.4)	(3.8)
Other	(5.0)	(3.8)	1.3

Income tax expense	$220.1	$81.3	$150.2

The Company has no unrecognized tax benefits from capital losses at December 31, 2010 and 2009.

The Company has not provided a deferred liability for the income taxes, if any, which might become payable on any temporary difference associated with its foreign investments because the Company intends to indefinitely reinvest in its foreign investments and has no intention to realize this difference by a sale of its interest in foreign investments.
At December 31, 2010, the Company has income tax operating losses carried forward of  $1,208.3 million, which have been recognized as a deferred tax asset. Certain of these losses carried forward will begin to expire in 2016, with the majority expiring between 2026 and 2029. The Company also has alternative minimum tax credits of approximately  $32.2 million that will begin to expire in 2016 as well as investment tax credits of  $28.2 million, certain of which will begin to expire in 2018, and track maintenance credits of  $33.6 million which will begin to expire in 2025.

It is more likely than not that the Company will realize the majority of its deferred income tax assets from the generation of future taxable income, as the payments for provisions, reserves and accruals are made and losses and tax credit carryforwards are utilized.

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2010:

(in millions of Canadian dollars)	2010	2009	2008
Unrecognized tax benefits at January 1	$87.7	$85.6	$79.2
Increase in unrecognized:
Tax benefits related to the current year	5.2	13.9	9.4
Gross uncertain tax benefits related to prior years	1.9	11.2	7.7
Accrued interest and penalties on uncertain tax benefits	3.7	18.2	7.6
Dispositions:
Gross uncertain tax benefits related to prior years	(4.9)	(14.7)	(13.5)
Settlements with tax authorities	(3.2)	(26.5)	–
Accrued interest and penalties on uncertain tax benefits	(10.5)	–	(4.8)

Unrecognized tax benefits as at December 31	$79.9	$87.7	$85.6

If these uncertain tax positions were recognized all of the amount of unrecognized tax positions as at December 31, 2010 would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense in the Company’s Consolidated Statement of Income. The total amount of accrued interest and penalties in 2010 was a credit of  $6.8 million (2009 – expensed  $18.2 million; 2008 expensed –  $2.8 million). The total amount of accrued interest and penalties included in unrecognized tax benefit at December 31, 2010 was  $20.3 million (2009 –  $27.1 million; 2008 –  $8.9 million).

The Company and its subsidiaries are subject to either Canadian federal and provincial income tax, U.S. federal, state and local income tax, or the relevant income tax in other international jurisdictions. The Company has substantially concluded all Canadian federal and provincial income tax matters for the years through 2006. The federal and provincial income tax returns filed for 2007 and subsequent years remain subject to examination by the taxation authorities.

All U.S. federal income tax returns and generally all U.S. state and local income tax returns are closed to 2006. The income tax returns for 2007 and subsequent years continue to remain subject to examination by the taxation authorities.

The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed within the next 12 months as at December 31, 2010.

Earnings per share	12 Months Ended
Dec. 31, 2010
Earnings per share [Abstract]
Earnings per share

9  Earnings per share

Basic earnings per share have been calculated using net income for the year divided by the weighted average number of CPRL shares outstanding during the year.

Diluted earnings per share have been calculated using the treasury stock method, which assumes that any proceeds received from the exercise of in-the-money options would be used to purchase Common Shares at the average market price for the period. For purposes of this calculation, at December 31, 2010, there were 2.7 million dilutive options outstanding (2009 – 1.6 million; 2008 – 1.5 million). These option totals at December 31, 2010 exclude 3.6 million options (2009 – 1.3 million; 2008 – 1.0 million) for which there are TSARs outstanding (Note 27), as these are not included in the dilution calculation.
The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2010	2009	2008
Weighted average shares outstanding	168.8	166.3	153.7
Dilutive effect of weighted average number of stock options	0.4	0.5	1.8

Weighted average diluted shares outstanding	169.2	166.8	155.5

In 2010, the weighted-average number of options excluded from the computation of diluted earnings per share because their effect was not dilutive was 1,631,631 (2009 – 2,818,398; 2008 – 1,344,669).

As a result of changes in Canadian tax law, subsequent to 2010, the Company has initiated a plan to cancel the majority of the TSAR component of tandem stock option awards. The related options will not be cancelled and will be included in the calculation of diluted earnings per share in future periods.

Other comprehensive loss and accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2010
Other comprehensive loss and accumulated other comprehensive loss [Abstract]
Other comprehensive loss and accumulated other comprehensive loss

10  Other comprehensive loss and accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

		2009
		Restated
(in millions of Canadian dollars)	2010	(Note 2)
Unrealized foreign exchange loss on translation of the net investment in U.S. subsidiaries	$(308.5)	$(184.6)
Unrealized foreign exchange gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	372.7	249.3
Deferred loss on settled hedge instruments	(17.0)	(18.3)
Unrealized effective gains on cash flow hedges	1.9	1.7
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,134.9)	(1,792.8)

Accumulated other comprehensive loss	$(2,085.8)	$(1,744.7)

Components of other comprehensive loss and the related tax effects are as follows:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars)	2010	(Note 2)	(Note 2)
Accumulated other comprehensive loss – January 1	$(1,744.7)	$(1,225.2)	$(853.4)
Other comprehensive loss:
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	(123.9)	(244.0)	302.3
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (net of tax of $(18.2) million, $(31.7) million, and $41.6 million, respectively)	123.4	215.0	(266.4)
Change in derivatives designated as cash flow hedges:
Realized (gain) loss on cash flow hedges recognized in income (net of tax of $nil, $(1.4) million, and $3.2 million, respectively)	(0.1)	3.4	(7.8)
Unrealized gain (loss) on cash flow hedges (net of tax of $(0.8) million, $(0.8) million, and $1.4 million, respectively)	1.6	1.7	(3.7)
Change in pension and other benefits actuarial gains and losses (net of tax of $120.5 million, $170.8 million and $141.2 million, respectively)	(350.7)	(511.5)	(380.1)
Change in prior service pension and other benefit costs (net of tax of $(3.0) million, $(5.3) million and $6.0 million, respectively)	8.6	15.9	(16.1)

Other comprehensive loss	(341.1)	(519.5)	(371.8)

Accumulated other comprehensive loss – December 31	$(2,085.8)	$(1,744.7)	$(1,225.2)

Change in non-cash working capital balances related to operations	12 Months Ended
Dec. 31, 2010
Change in non-cash working capital balances related to operations [Abstract]
Change in non-cash working capital balances related to operations

11  Change in non-cash working capital balances related to operations

(in millions of Canadian dollars)	2010	2009	2008
Source (use) of cash:
Accounts receivable, net	$(8.8)	$206.4	$(47.9)
Materials and supplies	22.5	75.5	(23.4)
Other current assets	(1.3)	18.5	(21.2)
Accounts payable and accrued liabilities	(28.7)	(197.7)	(39.7)

Change in non-cash working capital	$(16.3)	$102.7	$(132.2)

Cash and cash equivalents	12 Months Ended
Dec. 31, 2010
Cash and cash equivalents [Abstract]
Cash and cash equivalents
12  Cash and cash equivalents

(in millions of Canadian dollars)	2010	2009
Cash	$38.9	$35.8
Short-term investments:
Government guaranteed investments	119.1	628.6
Deposits with financial institutions	202.6	14.7

Total cash and cash equivalents	$360.6	$679.1

Accounts receivable, net	12 Months Ended
Dec. 31, 2010
Accounts receivable, net [Abstract]
Accounts receivable, net

13  Accounts receivable, net

(in millions of Canadian dollars)	2010	2009
Freight	$327.1	$316.8
Non-freight	162.0	155.2

	489.1	472.0
Allowance for doubtful accounts	(30.1)	(31.0)

	459.0	441.0
Accounts receivable from a financial institution	–	214.1

Total accounts receivable, net	$459.0	$655.1

The Company maintains an allowance for doubtful accounts based on expected collectibility of accounts receivable. Credit losses are based on specific identification of uncollectible accounts, the application of historical percentages by aging category and an assessment of the current economic environment. At December 31, 2010, allowances of  $30.1 million (2009 –  $31.0 million) were recorded in “Accounts receivable, net”. During 2010,  $5.0 million related to doubtful accounts (2009 –  $4.6 million; 2008 –  $14.4 million) was expensed within “Purchased services and other”.

In 2010, the Company collected  $219.8 million, including accrued interest, in settlement of a receivable from a major Canadian bank which carried an effective interest rate of 5.883%.

Investments	12 Months Ended
Dec. 31, 2010
Investments [Abstract]
Investments

14  Investments

(in millions of Canadian dollars)	2010	2009
Rail investments accounted for on an equity basis (Notes 4 and 16)	$58.1	$56.1
Long-term floating rate notes (Note 21)	69.5	69.3
Other investments	17.3	31.3

Total investments	$144.9	$156.7

Properties	12 Months Ended
Dec. 31, 2010
Properties [Abstract]
Properties
15  Properties

					2009
	Average annual	2010				Restated (Note 2)
	depreciation		Accumulated	Net book		Accumulated	Net book
(in millions of Canadian dollars)	rate	Cost	depreciation	value	Cost	depreciation	value
Track and roadway	3.0%	$11,980.3	$3,305.2	$8,675.1	$11,666.8	$3,237.2	$8,429.6
Buildings	3.0%	440.4	265.9	174.5	357.4	115.4	242.0
Rolling stock	2.8%	3,244.6	1,319.1	1,925.5	3,358.8	1,324.9	2,033.9
Information systems(1)	8.5%	600.0	303.5	296.5	591.6	279.3	312.3
Other	4.9%	1,354.8	429.6	925.2	1,387.3	426.6	960.7

Total		$17,620.1	$5,623.3	$11,996.8	$17,361.9	$5,383.4	$11,978.5

(1)	Net additions during 2010 were $53.7 million (2009 – $39.1 million; 2008 – $37.5 million) and depreciation expense was $54.1 million (2009 – $40.1 million; 2008 – $35.3 million).

CAPITAL LEASES INCLUDED IN PROPERTIES

	2010			2009
		Accumulated	Net book		Accumulated	Net book
(in millions of Canadian dollars)	Cost	depreciation	value	Cost	depreciation	value
Buildings	$0.5	$0.1	$0.4	$0.5	$0.1	$0.4
Rolling stock	517.6	151.9	365.7	525.3	137.1	388.2
Other	2.2	1.2	1.0	4.5	1.8	2.7

Total assets held under capital lease	$520.3	$153.2	$367.1	$530.3	$139.0	$391.3

During 2010, properties were acquired under the Company’s capital program at an aggregate cost of  $743.4 million (2009 –  $703.3 million; 2008 –  $905.3 million),  $1.1 million of which were acquired by means of capital leases (2009 –  $0.8 million; 2008 –  $79.5 million). Cash payments related to capital purchases were  $726.1 million in 2010 (2009 –  $703.5 million; 2008 –  $815.9 million).

Equity income	12 Months Ended
Dec. 31, 2010
Equity income [Abstract]
Equity income

16  Equity income

DAKOTA, MINNESOTA & EASTERN RAILROAD CORPORATION (“DM&E”)

DM&E was acquired on October 4, 2007. The Company accounted for its investment in DM&E using the equity method until the acquisition was approved by the Surface Transportation Board (“STB”) and the Company assumed control effective on October 30, 2008. Equity income in DM&E in 2008 earned prior to STB approval effective October 30, 2008 of  $50.9 million, was recorded in “Equity income in Dakota, Minnesota and Eastern Railroad Corporation” on the Consolidated Statement of Income. Subsequent to October 30, 2008 the results of DM&E are consolidated on a line-by-line basis.

As at December 31, 2008 the earnings and financial position of DM&E were reflected in the results and financial position of the Company on a consolidated basis. Income statement items presented in the following table reflect the operations in DM&E for the period from January 1 to October 29, 2008.

Period from January 1 to
(in millions of Canadian dollars)	October 29, 2008
Revenues	$300.7
Revenues less operating expenses	86.2
Net income	50.9

OTHER INVESTMENTS

Equity income from CP’s investment in the DRTP, over which the Company exerts significant influence, was  $3.8 million in 2010 (2009 –  $3.4 million; 2008 –  $8.6 million). The equity income from the Company’s investment in the CNCP Niagara-Windsor Partnership was  $1.6 million in 2010 (2009 – loss of  $0.5 million; 2008 – loss of  $0.6 million). CP’s investment in the Indiana Harbor Belt Railroad Company generated equity income of  $4.4 million in 2010 (2009 –  $2.2 million; 2008 –  $5.6 million). CP’s other equity investments generated equity income of  $0.1 million in 2010 (2009 –  $nil; 2008 –  $nil). Equity income (loss) from these rail investments is recorded in “Purchased services and other” on the Consolidated Statement of Income, as they form an integral part of CP’s rail operations.

Goodwill and intangible assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets [Abstract]
Goodwill and intangible assets

17  Goodwill and intangible assets

			Intangible assets
			Accumulated	Net carrying
(in millions of Canadian dollars)	Goodwill	Cost	amortization	amount
Balance at December 31, 2008	$179.6	$59.6	$(2.0)	$57.6
Amortization	–	–	(2.5)	(2.5)
Foreign exchange impact	(24.7)	(7.7)	–	(7.7)

Balance at December 31, 2009	$154.9	$51.9	$(4.5)	$47.4
Amortization	–	–	(1.7)	(1.7)
Foreign exchange impact	(8.3)	(2.5)	–	(2.5)

Balance at December 31, 2010	$146.6	$49.4	$(6.2)	$43.2

As part of the acquisition of DM&E in 2007, CP recognized goodwill of US $147.4 million on the allocation of the purchase price, determined as the excess of the purchase price over the fair value of the net assets acquired. Since the acquisition, the operations of DM&E have been integrated with CP’s U.S. operations and the related goodwill is now allocated to CP’s U.S. reporting unit. Goodwill is tested for impairment at least once per year as at October 1st. The goodwill impairment test determines if the fair value of the reporting unit continues to exceed its net book value, or whether an impairment charge is required. The fair value of the reporting unit is affected by projections of its profitability including estimates of revenue growth, which are inherently uncertain. The annual test for impairment determined that the fair value of CP’s U.S. reporting unit exceeded the carrying value of the allocated goodwill by approximately 40% (2009 – 10%). Decreases to the profit projections, which could be caused by a prolonged economic recession, or increases to the discount rate used in the valuation could require an impairment in future periods. The carrying value of CP’s goodwill changes from period to period due to changes in the exchange rate. As at December 31, 2010 goodwill was  $146.6 million (2009 –  $154.9 million).

Intangible assets of  $43.2 million include the unamortized costs of an option to expand the track network, favourable leases, customer relationships and interline contracts. Intangible assets with determinable lives are amortized on a straight-line basis over their estimated useful lives.

The estimated amortization expense for intangible assets is: 2011 –  $1.4 million, 2012 –  $1.0 million, 2013 –  $1.0 million, 2014 –  $1.0 million and 2015 –  $1.0 million.

Other assets	12 Months Ended
Dec. 31, 2010
Other assets [Abstract]
Other assets
18  Other assets

(in millions of Canadian dollars)	2010	2009
Unamortized fees on long-term debt	$50.0	$47.4
Long-term receivables	6.6	32.9
Contracted customer incentives	13.7	14.4
Long-term materials	10.0	13.5
Other	60.3	67.6

Total other assets	$140.6	$175.8

Fees on long-term debt and contracted customer incentives are amortized to income over the term of the related debt and over the term of the related revenue contract, respectively.

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2010
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities

19  Accounts payable and accrued liabilities

(in millions of Canadian dollars)	2010	2009
Trade payables	$226.0	$249.3
Payroll-related accruals	165.1	145.6
Accrued vacation	77.5	83.0
Accrued charges	191.0	177.8
Accrued interest	64.0	64.1
Personal injury and other claims provision	50.5	75.1
Provision for environmental remediation and restructuring	42.9	34.3
Stock-based compensation liabilities	66.3	41.5
Total return swap	6.0	18.2
Income and other taxes payable	30.9	31.9
Dividends payable	45.7	41.7
Other	41.9	38.2

Total accounts payable and accrued liabilities	$1,007.8	$1,000.7

Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt [Abstract]
Long-term debt
20  Long-term debt

		Currency
		in which
(in millions of Canadian dollars)	Maturity	payable	2010	2009
4.90% 7-year Medium Term Notes (A)	June 2010	CDN $	$–	$350.0
6.250% 10-year Notes (A)	Oct. 2011	US $	249.7	266.1
5.75% 5-year Notes (A)	May 2013	US $	103.0	105.6
6.50% 10-year Notes (A)	May 2018	US $	272.9	288.2
6.25% 10-year Medium Term Notes (A)	June 2018	CDN $	373.2	372.9
7.250% 10-year Notes (A)	May 2019	US $	344.7	363.9
9.450% 30-year Debentures (A)	Aug. 2021	US $	248.6	262.7
4.450% 12.5-year Notes (A)	Mar. 2023	US $	346.6	–
7.125% 30-year Debentures (A)	Oct. 2031	US $	348.1	367.8
5.750% 30-year Debentures (A)	Mar. 2033	US $	248.6	261.8
5.95% 30-year Notes (A)	May 2037	US $	440.1	465.4
6.45% 30-year Notes (A)	Nov. 2039	CDN $	400.0	400.0
Secured Equipment Loan (B)	Aug. 2015	CDN $	128.2	136.4
5.41% Senior Secured Notes (C)	Mar. 2024	US $	121.1	133.7
6.91% Secured Equipment Notes (D)	Oct. 2024	CDN $	194.1	202.2
5.57% Senior Secured Notes (E)	Dec. 2024	US $	62.8	68.0
7.49% Equipment Trust Certificates (F)	Jan. 2021	US $	103.2	112.6
Bank loan (5.883%) (G)	June 2010	CDN $	–	219.8
Other long-term loans (nil% – 5.50%)	2014-2024	US $	4.4	5.3
Obligations under capital leases (4.90% – 7.63%) (H)	2011-2026	US $	286.6	319.7
Obligations under capital leases (12.77%) (H)	Jan. 2031	CDN $	3.2	3.0

			4,279.1	4,705.1
Perpetual 4% Consolidated Debenture Stock (I)		US $	30.2	32.0
Perpetual 4% Consolidated Debenture Stock (I)		GB£	5.6	6.4

			4,314.9	4,743.5
Less: Long-term debt maturing within one year			281.7	605.3

			$4,033.2	$4,138.2

At December 31, 2010, the gross amount of long-term debt denominated in U.S. dollars was US $3,234.2 million (2009 – US $2,911.2 million).

Annual maturities and principal repayments requirements, excluding those pertaining to capital leases, for each of the five years following 2010 are (in millions): 2011 –  $273.2; 2012 –  $37.5; 2013 –  $141.9; 2014 –  $43.2; 2015 –  $117.5.

A. These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

During 2010, the Company issued US $350 million of 4.45% Notes due March 15, 2023. Net proceeds from this offering were CDN $355.2 million and were used to make a voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2009, the Company issued US $350 million 7.25% 10-year Notes for net proceeds of approximately CDN $409 million. The proceeds from this offering contributed to the repurchase of debt with a carrying amount of CDN $555.3 million, net of deferred costs of  $1.4 million, pursuant to a tender offer for a total cost of  $571.9 million. Upon repurchase of the debt a net loss of  $16.6 million was recognized to “Other income and charges”. The loss consisted largely of premiums paid to bond holders to tender their debt, and the write-off of unamortized fees, partly offset by a fair value adjustment (gain) recognized on the unwind of interest rate swaps associated with the 6.250% Notes that were repurchased (Note 21). The following table summarizes the principal amount, carrying amount and cost to redeem repurchased debt:

		Principal		Carrying	Cost to
		amount		amount	redeem
(in millions)	Maturity	in USD		in CDN(2)	in CDN
6.250% Notes	2011	$154.3		$184.1	$184.6
5.75% Notes	2013	298.6		342.7	359.1
6.50% Notes	2018	24.8	(1)	28.5	28.2

Total debt tendered		$477.7		$555.3	$571.9

(1) Includes US $2.7 million principal amount of debt repurchased prior to commencement of the debt tender.

(2) Net of deferred costs of  $1.4 million.

During 2009, the Company issued  $400 million 6.45% 30-year Notes. Net proceeds from this offering were  $397.8 million. The proceeds from this offering were used for general corporate purposes.

B. The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of  $118.9 million at December 31, 2010. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2010 – 1.39%; 2009 – 1.82%; 2008 – 4.28%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of  $53.2 million is due in August 2015.

C. The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of  $158.8 million at December 31, 2010. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US $49.4 million is due in March 2024.

D. The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of  $162.0 million at December 31, 2010. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E. During 2009, the Company issued US $64.7 million of 5.57% Senior Secured Notes for net proceeds of CDN $66.7 million. The Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of  $71.3 million at December 31, 2010. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US $32.9 million is due in December 2024.

F. The 7.49% Equipment Trust Certificates are collateralized by specific locomotive units with a carrying value of  $109.3 million at December 31, 2010. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US $10.9 million is due in January 2021.

G. The bank loan matured in 2010 and carried an interest rate of 5.883%.
H. At December 31, 2010, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2011	$29.4
	2012	28.3
	2013	26.8
	2014	167.7
	2015	12.9
	Thereafter	183.3

Total minimum lease payments		448.4
Less: Imputed interest		(158.6)

Present value of minimum lease payments		289.8
Less: Current portion		(8.5)

Long-term portion of capital lease obligations		$281.3

During the year the Company had additions to property, plant and equipment under capital lease obligations of  $1.1 million (2009 –  $0.8 million; 2008 –  $79.5 million).

The carrying value of the assets collateralizing the capital lease obligations was  $367.0 million at December 31, 2010.

I. The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.

Financial instruments	12 Months Ended
Dec. 31, 2010
Financial instruments [Abstract]
Financial instruments

21  Financial instruments

A. Fair values of financial instruments

The Company uses the following methods and assumptions to estimate initial and subsequent fair values of each class of financial instrument for recognition and / or disclosure as follows:

Loans and receivables
Accounts receivable, net – The carrying amounts approximate fair value because of the short maturity of these instruments.

Investments – The fair value of long-term receivables is determined using discounted cash flow analysis and observable market based inputs.

Financial liabilities
Accounts payable and accrued liabilities – The carrying amounts approximate fair value because of the short maturity of these instruments.

Other long-term liabilities – The fair value of contractual amounts payable over a period greater than one year are valued at an amount equal to the discounted future cash flow using a discount rate that reflects market prices to settle liabilities with similar terms and maturities.

Long-term debt – The fair value of publicly traded long-term debt is determined based on market prices. The fair value of other long-term debt is estimated based on rates currently available to the Company for long-term borrowings with terms and conditions similar to those borrowings in place at the applicable Consolidated Balance Sheet date.

Available for sale
Investments – Certain equity investments, which do not represent control or significant influence and which are accounted for on a cost basis, have a carrying value that equals cost as fair value cannot be reliably established. There are no quoted prices from an active market for these investments.

Held for trading
Derivative instruments are classified as held for trading and measured at fair value determined by using quoted market prices for similar instruments. Changes in fair values of such derivatives are recognized in net income as they arise.
Cash and cash equivalents – The carrying amount is equal to fair value because of the short maturity of these instruments.

Investments – Long-term floating rate notes are carried at fair value, which has been determined using valuation techniques that incorporate probability weighted discounted future cash flows reflecting market conditions and other factors that a market participant would consider.

The carrying values of financial instruments equal or approximate their fair values with the exception of long-term debt which has a carrying value of  $4,314.9 million at December 31, 2010 (December 31, 2009 –  $4,743.5 million) and a fair value of approximately  $4,773.0 million at December 31, 2010 (December 31, 2009 –  $5,029.4 million). The fair value of publicly traded long-term debt is determined based on market prices at December 31, 2010 and December 31, 2009, respectively.

The Company categorizes its financial assets and liabilities measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

☐	Level 1: Unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date.

☐	Level 2: Directly or indirectly observable inputs other than quoted prices included within Level 1 or quoted prices for similar assets and liabilities. Derivative instruments in this category are valued using models or other industry standard valuation techniques derived from observable market data.

☐	Level 3: Valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the instruments’ fair value. Generally, Level 3 valuations are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available, or have no binding broker quote to support Level 2 classifications.

When possible the estimated fair value is based on quoted market prices, and, if not available, estimates from third party brokers. For non exchange traded derivatives classified in Level 2, the Company uses standard valuation techniques to calculate fair value. These methods include discounted mark to market for forwards, futures and swaps. Primary inputs to these techniques include observable market prices (interest, foreign exchange and commodity) and volatility, depending on the type of derivative and nature of the underlying risk. The Company uses inputs and data used by willing market participants when valuing derivatives and considers its own credit default swap spread as well as those of its counterparties in its determination of fair value. Wherever possible the Company uses observable inputs. All derivatives are classified as Level 2. A detailed analysis of the techniques used to value the Company’s long-term floating rate notes, which are classified as Level 3, is discussed further below.

FAIR VALUE OF LONG-TERM FLOATING RATE NOTES

At December 31, 2010 and December 31, 2009, the Company held long-term floating rate notes with a total settlement value of  $117.0 million and  $129.1 million, respectively, and carrying values of  $69.5 million and  $69.3 million, respectively. The carrying values, being the estimated fair values, are reported in “Investments”.

During 2010, the Company received  $0.1 million in partial redemption of certain of the notes held (2009 –  $12.5 million). In addition, in 2010, notes with a settlement value of  $12.0 million were used to settle a  $9.0 million credit facility with a major Canadian bank. The notes had an estimated fair value of  $7.6 million. At December 31, 2010, the Company held long-term floating rate notes with settlement value, as follows:

☐	$116.8 million Master Asset Vehicle (“MAV”) 2 notes with eligible assets; and

☐	$0.2 million MAV 3 Class 9 Traditional Asset (“TA”) Tracking notes.

At December 31, 2009, the Company held long-term floating rate notes with settlement value, as follows:

☐	$116.8 million MAV 2 notes with eligible assets;

☐	$12.1 million MAV 2 Ineligible Asset (“IA”) Tracking notes with ineligible assets; and

☐	$0.2 million MAV 3 Class 9 TA Tracking notes.

During 2010, DBRS upgraded the rating of the MAV 2 Class A-1 notes from A Under Review with Positive Implications to A (high). The MAV 2 Class A-2 notes have received a BBB (low) rating from DBRS, unchanged from 2009.

In January 2009, under a Canadian Court granted order, a restructuring of asset-backed commercial paper was completed. As a result, CP received new replacement long-term floating rate notes with a total settlement value of  $142.8 million.

The valuation technique used by the Company to estimate the fair value of its investment in long-term floating rate notes at December 31, 2010 and December 31, 2009 incorporates probability weighted discounted cash flows considering the best available public information regarding market conditions and other factors that a market participant would consider for such investments. The above noted redemption of notes, accretion and other minor changes in assumptions have resulted in gains of  $9.3 million in 2010 (2009 –  $9.2 million; 2008 – losses of  $49.4 million). The interest rates and maturities of the various long-term floating rate notes, discount rates and credit losses modelled at December 31, 2010 and December 31, 2009, respectively, are:

	December 31, 2010	December 31, 2009
Probability weighted average coupon interest rate	0.8%	Nil
Weighted average discount rate	7.1%	7.9%
Expected repayments of long-term floating rate notes	Approximately 6 years	3 1/2 to 19 years
Credit losses	MAV 2 eligible asset notes: 1% to 100%	MAV 2 eligible asset notes: nil to 100%
	MAV 2 IA Tracking notes: N/A	MAV 2 IA Tracking notes: 25%
	MAV 3 Class 9 TA Tracking notes: 1%	MAV 3 Class 9 TA Tracking notes: nil

The probability weighted discounted cash flows resulted in an estimated fair value of the Company’s long-term floating rate notes of  $69.5 million at December 31, 2010 (2009 –  $69.3 million). The change in the original cost and estimated fair value of the Company’s long-term floating rate notes is as follows (representing a roll-forward of assets measured at fair value using Level 3 inputs):

	Original	Estimated
(in millions of Canadian dollars)	cost	fair value
As at January 1, 2009	$143.6	$72.7
Change due to restructuring, January 21, 2009	(0.8)	–
Redemption of notes	(13.7)	(8.0)
Accretion	–	2.9
Change in market assumptions	–	1.7

As at December 31, 2009	129.1	69.3
Redemption of notes	(12.1)	(7.7)
Accretion	–	5.9
Change in market assumptions	–	2.0

As at December 31, 2010	$117.0	$69.5

Accretion and gains and losses from the redemption of notes and change in market assumptions are reported in “Other income and charges”.

Sensitivity analysis is presented below for key assumptions at December 31, 2010:

	Change in fair value of
(in millions of Canadian dollars)	long-term floating rate notes
Coupon interest rate(1)
50 basis point increase	$	Nil
50 basis point decrease	$	Nil
Discount rate
50 basis point increase		$(1.9)
50 basis point decrease		$2.0

(1) Sensitivity is after reflecting anticipated credit losses.

Continuing uncertainties regarding the value of the assets which underlie the long-term floating rate notes and the amount and timing of cash flows could give rise to a further material change in the value of the Company’s investment in long-term floating rate notes which could impact the Company’s near-term earnings.
B. Financial risk management

In the normal course of operations, the Company is exposed to various market risks such as foreign exchange risk, interest rate risk, commodity price risk, other price risk, stock-based compensation risk, as well as credit risk and liquidity risk. To manage these risks, the Company utilizes a financial risk management (“FRM”) framework. A risk management committee, composed of senior management, monitors the Company’s risk environment and reviews FRM policies, procedures, processes and controls to be implemented across the Company. This management committee monitors the effectiveness of and compliance to such policies, processes and controls and reports regularly to the Audit, Finance, and Risk Management Committee (“Audit Committee”) who have been delegated oversight of FRM by the Board of Directors.

Our policy with respect to using derivative financial instruments is to selectively reduce volatility associated with fluctuations in interest rates, FX rates, the price of fuel and stock-based compensation expense. Where derivatives are designated as hedging instruments, we document the relationship between the hedging instruments and their associated hedged items, as well as the risk management objective and strategy for the use of the hedging instruments. This documentation includes linking the derivatives that are designated as fair value or cash flow hedges to specific assets or liabilities on our Consolidated Balance Sheet, commitments or forecasted transactions. At the time a derivative contract is entered into, and at least quarterly, we assess whether the derivative item is effective in offsetting the changes in fair value or cash flows of the hedged items. The derivative qualifies for hedge accounting treatment if it is effective in substantially mitigating the risk it was designed to address.

It is not our intent to use financial derivatives or commodity instruments for trading or speculative purposes.

Credit risk management

Credit risk refers to the possibility that a customer or counterparty will fail to fulfil its obligations under a contract and as a result create a financial loss for the Company. The Company’s credit risk regarding its investment in long-term floating rate notes is discussed in more detail above.

The railway industry predominantly serves financially established customers and the Company has experienced limited financial losses with respect to credit risk. The credit worthiness of customers is assessed using credit scores supplied by a third party, and through direct monitoring of their financial well-being on a continual basis. The Company establishes guidelines for customer credit limits and should thresholds in these areas be reached, appropriate precautions are taken to improve collectibility.

Counterparties to financial instruments expose the Company to credit losses in the event of non-performance. Counterparties for derivative and cash transactions are limited to high credit quality financial institutions, which are monitored on an ongoing basis. Counterparty credit assessments are based on the financial health of the institutions and their credit ratings from external agencies. The Company does not anticipate non-performance that would materially impact the Company’s financial statements. In addition, the Company believes there are no significant concentrations of credit risk.

Foreign exchange management

The Company is exposed to fluctuations of financial commitments, assets, liabilities, income or cash flows due to changes in FX rates. The Company conducts business transactions and owns assets in both Canada and the United States; as a result, revenues and expenses are incurred in both Canadian and U.S. dollars. We enter into foreign exchange risk management transactions primarily to manage fluctuations in the exchange rate between Canadian and U.S. currencies. In terms of net income, excluding FX on long-term debt, mitigation of U.S. dollar FX exposure is provided primarily through offsets created by revenues and expenses incurred in the same currency. Where appropriate, the Company negotiates with customers and suppliers to reduce the net exposure.

The FX gains and losses on long-term debt are mainly unrealized and can only be realized when U.S. dollar denominated long-term debt matures or is settled. The Company also has long-term FX exposure on its investment in U.S. affiliates. The majority of the Company’s U.S. dollar denominated long-term debt has been designated as a hedge of the net investment in foreign subsidiaries. This designation has the effect of mitigating volatility on net income by offsetting long-term FX gains and losses on long-term debt. In addition, the Company may enter into FX forward contracts to lock-in the amount of Canadian dollars it has to pay on its U.S. denominated debt maturities.

Occasionally the Company will enter into short-term FX forward contracts as part of its cash management strategy.
FOREIGN EXCHANGE FORWARD CONTRACTS ON LONG-TERM DEBT

In 2007, the Company entered into a FX forward contract to fix the exchange rate on US $400 million 6.250% Notes due 2011. This derivative guaranteed the amount of Canadian dollars that the Company will repay when its US $400 million 6.250% Notes mature in October 2011. This derivative was not designated as a hedge and changes in fair value were recognized in net income in the period in which the change occurs. During 2009, CP unwound and settled US $330 million of the US $400 million currency forward for total proceeds of  $34.1 million. During 2010, CP unwound the remaining US $70 million for total proceeds of  $0.2 million. During 2010, no gain or loss was reported on the derivative. During 2009, a net loss of  $23.0 million, inclusive of both realized and unrealized losses, was recorded to “Other income and charges”.

During 2010, the Company entered into FX forward contracts to fix the exchange rate on US $50.0 million of its 5.75% Notes due in May 2013 and US $75.0 million of its 6.50% Notes due in May 2018. These derivatives, which are accounted for as cash flow hedges, guarantee the amount of Canadian dollars that the Company will repay when these Notes mature. During 2010, the Company recorded an unrealized foreign exchange loss on long-term debt of  $0.5 million in “Other income and charges” and  $1.1 million in “Other comprehensive loss” in relation to these derivatives. At December 31, 2010, the unrealized loss derived from these FX forwards was  $1.6 million which was included in “Other long-term liabilities” with the offset, net of tax, reflected in “Accumulated other comprehensive loss” and “Retained earnings” on the Consolidated Balance Sheet.

Interest rate management

The Company is exposed to interest rate risk, which is the risk that the fair value or future cash flows of a financial instrument will vary as a result of changes in market interest rates. In order to manage funding needs or capital structure goals, the Company enters into debt or capital lease agreements that are subject to either fixed market interest rates set at the time of issue or floating rates determined by on-going market conditions. Debt subject to variable interest rates exposes the Company to variability in interest expense, while debt subject to fixed interest rates exposes the Company to variability in the fair value of debt.

To manage interest rate exposure, the Company accesses diverse sources of financing and manages borrowings in line with a targeted range of capital structure, debt ratings, liquidity needs, maturity schedule, and currency and interest rate profiles. In anticipation of future debt issuances, the Company may enter into forward rate agreements such as treasury rate locks, bond forwards or forward starting swaps, designated as cash flow hedges, to substantially lock in all or a portion of the effective future interest expense. The Company may also enter into swap agreements to manage the mix of fixed and floating rate debt. The Company does not currently hold any derivative financial instruments to manage its interest rate risk.

INTEREST RATE SWAPS

During 2010, the Company entered into interest rate swaps, accounted for as fair value hedges, for a notional amount of US $101.4 million. The swap agreements converted the Company’s outstanding fixed interest rate liability into a variable rate liability for the 5.75% Notes due in May 2013. Subsequently in 2010, these swap agreements were unwound for a gain of  $2.9 million, of which  $0.6 million was recognized in the year as a reduction to “Net interest expense”. The gain was deferred as a fair value adjustment to the underlying debt that was hedged and will be amortized to “Net interest expense” until such time the 5.75% Notes are repaid. At December 31, 2010 and December 31, 2009, the Company had no outstanding interest rate swaps.

During 2009, CP unwound its outstanding fixed-to-floating interest rate swap, which converted a portion of its US $400 million 6.250% Notes to floating-rate debt, for a gain of  $16.8 million. The gain was deferred as a fair value adjustment to the underlying debt that was hedged and will be amortized to “Net interest expense” until such time the 6.250% Notes are repaid. Subsequently in 2009, CP repurchased a portion of the underlying debt as part of a tender offer and recognized  $6.5 million of the deferred gain in “Other income and charges” offsetting part of the recognized loss on repurchase of debt.

The impact of the above noted settled interest rate swaps reduced “Net interest expense” in 2010 by  $3.5 million (2009 –  $5.5 million).

TREASURY RATE LOCKS

At December 31, 2010, the Company had net unamortized losses related to interest rate locks, which are accounted for as cash flow hedges, settled in previous years totalling  $22.1 million (December 31, 2009 –  $23.9 million). This amount is composed of various unamortized gains and losses related to specific debts which are reflected in “Accumulated other comprehensive loss” and are amortized to “Net interest expense” in the period that interest on the related debt is charged. The amortization of these gains and losses resulted in an increase in “Net interest expense” and “Other comprehensive income” of  $1.8 million in 2010 (2009 –  $3.5 million).

Stock-based compensation expense management

The Company is exposed to stock-based compensation risk, which is the probability of increased compensation expense due to the increase in the Company’s share price.
The Company’s compensation expense is subject to volatility due to the movement of CP’s share price and its impact on the value of certain management and director stock-based compensation programs. These programs include TSARs, DSUs, RSUs, and PSUs. As the share price appreciates, these instruments create increased compensation expense.

The Company entered into a TRS to reduce the volatility to the Company over time on three types of stock-based compensation programs: TSARs, DSUs and RSUs. The TRS is a derivative that provides price appreciation and dividends, in return for a charge by the counterparty. The swaps are intended to minimize volatility to “Compensation and benefits” expense by providing a gain to offset increased compensation expense as the share price increases and a loss to offset reduced compensation expense when the share price falls. If stock-based compensation share units fall out of the money after entering the program, the loss associated with the swap would no longer be fully offset by compensation expense reductions, which would reduce the effectiveness of the swap. Over time it is CP’s intention to reduce the size of the TRS program and in 2009 and 2010 CP unwound portions of the program.

“Compensation and benefits” expense on the Company’s Consolidated Statement of Income included a net gain on these swaps of  $12.0 million in 2010 which was inclusive of both realized and unrealized gains (2009 –  $18.6 million). During 2009, in order to improve the effectiveness of the TRS in mitigating the volatility of stock-based compensation programs, CP unwound a portion of the program for a total cost of  $31.1 million. This cost had previously been recognized in “Compensation and benefits” expense. During 2010, the Company unwound and settled a further portion of the program for a total cost of  $0.2 million. At December 31, 2010, the unrealized loss on the remaining TRS of  $6.0 million (December 31, 2009 –  $18.2 million) was included in “Accounts payable and accrued liabilities” on the Consolidated Balance Sheet.

Fuel price management

The Company is exposed to commodity risk related to purchases of diesel fuel and the potential reduction in net income due to increases in the price of diesel. Fuel expense constitutes a large portion of the Company’s operating costs and volatility in diesel fuel prices can have a significant impact on the Company’s income. Items affecting volatility in diesel prices include, but are not limited to, fluctuations in world markets for crude oil and distillate fuels, which can be affected by supply disruptions and geopolitical events.

The impact of variable fuel expense is mitigated substantially through fuel cost recovery programs which apportion incremental changes in fuel prices to shippers through price indices, tariffs, and by contract, within agreed upon guidelines. While these programs provide effective and meaningful coverage, residual exposure remains as the fuel expense risk cannot be completely recovered from shippers due to timing and volatility in the market. The Company continually monitors residual exposure, and where appropriate, may enter into derivative instruments.

Derivative instruments used by the Company to manage fuel expense risk may include, but are not limited to, swaps and options for crude oil, diesel and crack spreads. In addition, the Company may combine FX forward contracts with fuel derivatives to effectively hedge the risk associated with FX variability on fuel purchases and commodity hedges.

At December 31, 2010, the Company had diesel futures contracts, which are accounted for as cash flow hedges, to purchase 14.2 million U.S. gallons during the period January 2011 to December 2011 at an average price of US $2.29 per U.S. gallon. This represents approximately 5% of estimated fuel purchases for this period. At December 31, 2010, the unrealized gain on these futures contracts was  $4.1 million (December 31, 2009 –  $2.5 million) and was reflected in “Other current assets” with the offset, net of tax, reflected in “Accumulated other comprehensive loss” on the Consolidated Balance Sheet.

The impact of settled commodity swaps decreased “Fuel” expense in 2010 by  $2.5 million as a result of realized gains on diesel swaps. The net impact of settled swaps increased “Fuel” expense in 2009 by  $1.2 million due to a combination of realized losses of  $0.8 million arising from settled commodity swaps and  $0.4 million arising from settled FX forward contracts. Included in the  $0.8 million realized losses on commodity swaps in 2009 were  $0.2 million in realized gains from settled derivatives that were not designated as hedges.
The following table summarizes information on the location and amounts of gains and losses, before tax, related to derivatives on the Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income for the years 2010, 2009 and 2008.

	Location of gain	Amount of gain (loss)			Amount of gain (loss)
	(loss) recognized	recognized in income on			recognized in other
	in income on	derivatives			comprehensive income on derivatives
(in millions of Canadian dollars)	derivatives	2010	2009	2008	2010	2009	2008
Derivatives designated as hedging instruments
Effective portion
Crude oil swaps	Fuel expense	$–	$4.2	$15.8	$–	$(3.2)	$(18.2)
Diesel future contracts	Fuel expense	2.5	(5.2)	–	1.6	6.9	(4.4)
FX contracts on fuel	Fuel expense	–	(0.4)	(1.8)	–	0.1	3.5
FX forward contracts	Other income and charges	(0.5)	–	–	(1.1)	–	–
Interest rate swaps	Net interest expense	3.5	5.5	3.1	–	–	–
	Other income and charges	–	6.5	–	–	–	–
Treasury rate locks	Net interest expense	(1.8)	(3.5)	(3.3)	1.8	3.5	3.0
Ineffective portion
Fuel hedges	Fuel expense	–	–	(0.1)	–	–	–
Treasury rate locks	Net interest expense	–	–	(1.1)	–	–	–
Derivatives not designated as hedging instruments
Total return swaps	Compensation and benefits	12.0	18.6	(64.1)	–	–	–
Diesel future contracts	Fuel expense	–	–	(9.7)	–	–	–
Heating oil crack spreads	Fuel expense	–	0.2	–	–	–	–
FX forward contracts	Other income and charges	–	(23.0)	73.0	–	–	–
Treasury rate locks	Net interest expense	–	(0.7)	1.3	–	–	–

		$15.7	$2.2	$13.1	$2.3	$7.3	$(16.1)

As at December 31, 2010, the Company expected that, during the next twelve months,  $4.1 million of unrealized holding gains on diesel future contracts to be realized and recognized in the Consolidated Statement of Income, reported in “Fuel” expense as a result of these derivatives being settled.

The following table summarizes information on the effective and ineffective portions, before tax, of the Company’s net investment hedge on the Consolidated Statement of Income and the Consolidated Statement of Comprehensive Income for the years ended 2010, 2009 and 2008.

	Location of	Ineffective portion			Effective portion recognized
	ineffective portion	recognized in income			in other comprehensive
	recognized in	gain (loss)			income gain (loss)
(in millions of Canadian dollars)	income	2010	2009	2008	2010	2009	2008
FX on LTD within net investment hedge	Other income and charges	$2.6	$(1.8)	$9.9	$141.6	$246.7	$(308.0)

Other long-term liabilities	12 Months Ended
Dec. 31, 2010
Other long-term liabilities [Abstract]
Other long-term liabilities
22  Other long-term liabilities

(in millions of Canadian dollars)	2010	2009
Provision for environmental remediation, net of current portion(1)	$91.0	$106.5
Provision for restructuring, net of current portion(2) (Note 24)	45.6	57.5
Deferred gains on sale leaseback transactions	40.9	44.3
Deferred revenue on rights-of-way license agreements, net of current portion	36.2	40.6
Deferred income credits	30.1	38.0
Stock-based compensation liabilities, net of current portion	82.2	39.0
Asset retirement obligations (Note 23)	22.4	26.6
Other, net of current portion	119.6	127.4

Total other long-term liabilities	$468.0	$479.9

(1) As at December 31, 2010, the aggregate provision for environmental remediation, including the current portion was  $107.4 million (2009 –  $121.3 million).

(2) As at December 31, 2010, the aggregate provision for restructuring, including the current portion was  $72.1 million (2009 –  $77.0 million).

The deferred revenue on rights-of-way license agreements, and deferred gains on sale leaseback transactions are being amortized to income on a straight-line basis over the related lease terms. Deferred income credits are being amortized over the life of the related asset.

ENVIRONMENTAL REMEDIATION ACCRUALS

Environmental remediation accruals cover site-specific remediation programs. Environmental remediation accruals are measured on an undiscounted basis and are recorded when the costs to remediate are probable and reasonably estimable. The estimate of the probable costs to be incurred in the remediation of properties contaminated by past railway use reflects the nature of contamination at individual sites according to typical activities and scale of operations conducted. CP has developed remediation strategies for each property based on the nature and extent of the contamination, as well as the location of the property and surrounding areas that may be adversely affected by the presence of contaminants, considering available technologies, treatment and disposal facilities and the acceptability of site-specific plans based on the local regulatory environment. Site-specific plans range from containment and risk management of the contaminants through to the removal and treatment of the contaminants and affected soils and ground water. The details of the estimates reflect the environmental liability at each property. Provisions for environmental remediation costs are recorded in “Other long-term liabilities”, except for the current portion which is recorded in “Accounts payable and accrued liabilities”. Payments are expected to be made over 10 years to 2020.

The accruals for environmental remediation represent CP’s best estimate of its probable future obligation and includes both asserted and unasserted claims, without reduction for anticipated recoveries from third parties. Although the recorded accruals include CP’s best estimate of all probable costs, CP’s total environmental remediation costs cannot be predicted with certainty. Accruals for environmental remediation may change from time to time as new information about previously untested sites becomes known, environmental laws and regulations evolve and advances are made in environmental remediation technology. The accruals may also vary as the courts decide legal proceedings against outside parties responsible for contamination. These potential charges, which cannot be quantified at this time, may materially affect income in the particular period in which a charge is recognized. Costs related to existing, but as yet unknown, or future contamination will be accrued in the period in which they become probable and reasonably estimable. Changes to costs are reflected as changes to “Other long-term liabilities” or “Accounts payable and accrued liabilities” on CP’s Consolidated Balance Sheet and to “Purchased services and other” within operating expenses on CP’s Consolidated Statement of Income. The amount charged to income in 2010 was  $3.9 million (2009 –  $2.7 million; 2008 –  $4.0 million).

Asset retirement obligations	12 Months Ended
Dec. 31, 2010
Asset retirement obligations [Abstract]
Asset retirement obligations
23  Asset retirement obligations

Asset retirement obligations (“ARO”) are recorded in “Other long-term liabilities”. These liabilities are discounted at 6.25%. Accretion expense is included in “Depreciation and amortization” on the Consolidated Statement of Income.

(In millions of Canadian dollars)	2010	2009
Opening balance, January 1	$26.6	$31.9
Liabilities incurred	–	0.3
Accretion	1.7	1.8
Liabilities settled	(5.1)	(5.9)
Revision to estimated cash flows	(0.8)	(1.5)

Closing balance, December 31	$22.4	$26.6

Upon the ultimate retirement of grain-dependent branch lines, the Company has to pay a fee, levied under the Canada Transportation Act, of  $30,000 per mile of abandoned track. The undiscounted amount of the liability was  $40.6 million at December 31, 2010 (2009 –  $46.0 million), which, when present valued, was  $20.1 million at December 31, 2010 (2009 –  $24.5 million). The payments are expected to be made in the 2011 – 2044 period.

The Company also has a liability on a joint facility that will have to be settled upon retirement based on a proportion of use during the life of the asset. The estimate of the obligation at December 31, 2010, was  $18.0 million (2009 –  $17.3 million), which, when present valued, was  $2.0 million at December 31, 2010 (2009 –  $1.8 million). For purposes of estimating this liability, the payment related to the retirement of the joint facility is anticipated to be made in 34 years.

Restructuring accrual	12 Months Ended
Dec. 31, 2010
Restructuring accrual [Abstract]
Restructuring accrual

24  Restructuring accrual

At December 31, 2010, the provision for restructuring was  $72.1 million (2009 –  $77.0 million). The restructuring accrual is primarily for labour liabilities arising from historic initiatives. Payments are expected to continue in diminishing amounts until 2025.

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2010	2009
Opening balance, January 1	$77.0	$98.6
Accrued	13.0	1.2
Payments	(20.3)	(27.0)
Amortization of discount(1)	3.6	7.4
Foreign exchange impact	(1.2)	(3.2)

Closing balance, December 31	$72.1	$77.0

(1) Amortization of discount is charged to income as “Compensation and benefits”.

Shareholders' equity	12 Months Ended
Dec. 31, 2010
Shareholders' equity [Abstract]
Shareholders' equity
25  Shareholders’ equity

AUTHORIZED AND ISSUED SHARE CAPITAL

The Company’s Articles of Incorporation authorize for issuance an unlimited number of Common Shares and an unlimited number of First Preferred Shares and Second Preferred Shares. At December 31, 2010, no Preferred Shares had been issued.

An analysis of Common Share balances is as follows:

(number of shares in millions)	2010	2009
Share capital, January 1	168.5	153.8
Shares issued	–	13.9
Shares issued under stock option plans	0.7	0.8

Share capital, December 31	169.2	168.5

On February 3, 2009, CP filed a final prospectus offering for sale to the public, primarily in Canada and the U.S., of up to 13,900,000 CP common shares at a price of  $36.75 Canadian per share. The offering closed on February 11, 2009, at which time CP issued 13,900,000 common shares, including 1,300,000 common shares issued under the provisions of an over-allotment option available to the underwriters of the common share offering, for gross proceeds of approximately  $511 million (proceeds net of fees and issue costs and including deferred taxes are  $495.2 million).

The change in the “Share capital” balances includes  $2.1 million (2009 –  $0.6 million) related to the cancellation of the TSARs liability on exercise of tandem stock options, and  $7.3 million (2009 –  $8.0 million) of stock-based compensation transferred from “Additional paid-in capital”.

Pensions and other benefits	12 Months Ended
Dec. 31, 2010
Pensions and other benefits [Abstract]
Pensions and other benefits

26  Pensions and other benefits

The Company has both defined benefit (“DB”) and defined contribution (“DC”) pension plans.

The DB plans provide for pensions based principally on years of service and compensation rates near retirement. Pensions for Canadian pensioners are partially indexed to inflation. Annual employer contributions to the DB plans, which are actuarially determined, are made on the basis of being not less than the minimum amounts required by federal pension supervisory authorities.

Other benefits include post-retirement health and life insurance for pensioners, and post-employment long-term disability and workers’ compensation benefits, which are based on Company-specific claims.

The Pension Committee of the Board of Directors has approved an investment policy that establishes long-term asset mix targets which take into account the Company’s expected risk tolerances. Pension plan assets are managed by a suite of independent investment managers, with the allocation by manager reflecting these asset mix targets. Most of the assets are actively managed with the objective of outperforming applicable capital market indices. In accordance with the investment policy, derivative instruments are used to replicate stock market index returns, to partially hedge foreign currency exposures and to reduce asset/liability interest rate mismatch risk. The investment policy allows the managers to invest in securities of the Company or its subsidiaries, subject to prescribed limits.

To develop the expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers the expected composition of the plans’ assets, past experience and future estimates of long-term investment returns. Future estimates of investment returns reflect the expected annual yield on applicable fixed income capital market indices, the long-term expected risk premium (relative to long-term government bond yields) for public equity, real estate and infrastructure securities and the expected added value (relative to applicable capital market indices) from active management of pension fund assets.

The Company has elected to use a market-related value of assets for the purpose of calculating net periodic benefit cost, developed from a five-year average of market values for the plans’ public equity securities (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the plans’ fixed income, real estate and infrastructure securities.

The benefit obligation is discounted using a discount rate that is a blended interest rate for a portfolio of high-quality corporate debt instruments that has the same duration as the benefit obligation. The discount rate is determined by management with the aid of third-party actuaries.
The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2010	2009	2008	2010	2009	2008
Current service cost (benefits earned by employees in the year)	$86.0	$67.1	$97.4	$15.6	$14.3	$16.1
Interest cost on benefit obligation	464.0	482.2	445.2	27.8	29.1	27.0
Expected return on fund assets	(598.3)	(557.3)	(583.2)	(0.7)	(0.9)	(0.7)
Recognized net actuarial loss (gain)	71.5	7.4	47.8	1.9	34.8	(1.9)
Amortization of prior service costs	13.1	22.7	21.4	(1.5)	(1.5)	(1.5)
Settlement gain(1)	–	–	–	–	(8.0)	(4.8)

Net periodic benefit cost	$36.3	$22.1	$28.6	$43.1	$67.8	$34.2

(1) Settlement gains resulted from certain post-retirement benefit obligations being assumed by a U.S. national multi-employer benefit plan.

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation at January 1	$8,032.8	$7,068.3	$484.1	$438.0
Current service cost	86.0	67.1	15.6	14.3
Interest cost	464.0	482.2	27.8	29.1
Employee contributions	53.9	48.4	0.3	0.3
Benefits paid	(468.7)	(457.5)	(34.7)	(39.5)
Foreign currency changes	(8.0)	(22.8)	(1.2)	(5.1)
Actuarial loss	823.8	847.1	2.3	57.5
Release due to settlement	–	–	–	(10.5)

Projected benefit obligation at December 31	$8,983.8	$8,032.8	$494.2	$484.1

Change in fund assets:
Fair value of fund assets at January 1	$7,013.8	$6,118.5	$11.5	$12.1
Actual return on fund assets	880.3	723.0	0.2	0.3
Employer contributions	837.2	595.2	33.7	38.3
Employee contributions	53.9	48.4	0.3	0.3
Benefits paid	(468.7)	(457.5)	(34.7)	(39.5)
Foreign currency changes	(6.1)	(13.8)	–	–

Fair value of fund assets at December 31	$8,310.4	$7,013.8	$11.0	$11.5

Funded status – plan deficit	$(673.4)	$(1,019.0)	$(483.2)	$(472.6)

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Accounts payable and accrued liabilities	$–	$–	$40.9	$37.7
Pension and other benefit liabilities	673.4	1,019.0	442.3	434.9

Total amount recognized	$673.4	$1,019.0	$483.2	$472.6

The defined benefit pension plans’ accumulated benefit obligation as at December 31, 2010 was  $8,579.8 million (2009 –  $7,621.9 million). The accumulated benefit obligation is calculated on a basis similar to the projected benefit obligation, except no future salary increases are assumed in the projection of future benefits.

The measurement date used to determine the plan assets and the accrued benefit obligation is December 31. The most recent actuarial valuation for pension funding purposes for the Company’s main Canadian pension plan was performed as at January 1, 2010. During 2011, the Company expects to file a new valuation.

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Net actuarial loss:
Other than deferred investment losses	$2,309.2	$1,548.8	$98.9	$98.1
Deferred investment losses	547.2	837.2	–	–
Prior service cost	17.3	30.4	(3.4)	(4.9)
Deferred income tax	(807.4)	(690.2)	(26.9)	(26.6)

Total	$2,066.3	$1,726.2	$68.6	$66.6

The unamortized actuarial loss and the unamortized prior service cost included in “Accumulated other comprehensive loss” that is expected to be recognized in net periodic benefit cost during 2011 are  $142.5 million and  $12.9 million, respectively, for pensions and  $4.9 million and a recovery of  $1.4 million, respectively, for other post-retirement benefits.

Actuarial assumptions used were approximately:

(percentages)	2010		2009		2008
Benefit obligation at December 31:
Discount rate	5.20		5.90		7.00
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.50	(2)	9.00	(2)
Benefit cost for year ended December 31:
Discount rate	5.90		7.00		5.60
Expected rate of return on fund assets	7.75		7.75		8.00
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.50	(2)	9.00	(2)	9.50	(2)

(1) The health care cost trend rate is assumed to be 8.0% in 2011, 2012, and 2013, and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and after.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	One percentage	One percentage
(in millions of Canadian dollars) Favourable (unfavourable)	point increase	point decrease
Effect on the total of service and interest costs	(0.6)	0.6
Effect on post-retirement benefit obligation	(8.4)	8.2

PLAN ASSETS

Plan assets are recorded at fair value. The major asset categories are public equity securities, debt securities, and real estate and infrastructure funds. The fair values of the public equity and debt securities (other than Level 3 mortgages) are based on quoted market prices. The fair value of each Level 3 mortgage is based on the yield of a similar term Government of Canada bond plus a yield spread provided by a third party that reflects the mortgage’s credit quality. Real estate values are based on annual valuations performed by external parties, taking into account current market conditions and recent sales transactions where practical and appropriate. Infrastructure values are based on the fair value of each fund’s assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate.

The Company’s pension plan asset allocation, and the current weighted average policy range for each major asset class, were as follows:

		Percentage of plan assets at December 31
Asset allocation (percentage)	Current policy range	2010	2009
Public equity securities	45 – 51	47.7	45.9
Debt securities	37 – 43	41.8	42.3
Real estate and infrastructure	8 – 16	10.5	11.8

Total		100.0	100.0

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2010 and a comparative summary at December 31, 2009:

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
(in millions of Canadian dollars)	(Level 1)	(Level 2)	(Level 3)	Total
December 31, 2010
Cash and cash equivalents	$34.8	$71.3	$–	$106.1
Government bonds	–	2,398.1	–	2,398.1
Corporate bonds	–	940.9	–	940.9
Mortgages	–	15.6	5.2	20.8
Public equities
• Canada	1,050.5	67.0	–	1,117.5
• U.S. and international	2,437.9	44.6	–	2,482.5
Real estate	–	–	619.6	619.6
Infrastructure	–	–	254.2	254.2
Derivative assets(1)	–	370.7	–	370.7

	$3,523.2	$3,908.2	$879.0	$8,310.4

December 31, 2009
Cash and cash equivalents	$16.2	$238.2	$–	$254.4
Government bonds	–	1,935.2	–	1,935.2
Corporate bonds	–	753.6	–	753.6
Mortgages	–	15.8	11.8	27.6
Public equities
• Canada	793.9	59.7	–	853.6
• U.S. and international	2,036.3	54.6	–	2,090.9
Real estate	–	–	576.3	576.3
Infrastructure	–	–	240.2	240.2
Derivative assets(1)	–	284.1	–	284.1
Derivative liabilities(1)	–	(2.1)	–	(2.1)

	$2,846.4	$3,339.1	$828.3	$7,013.8

(1)	The Company’s pension funds utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); and bond forwards to reduce asset/liability interest rate risk exposures (Level 2).

During 2010 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real Estate	Infrastructure	Total
As at January 1, 2009	$27.9	$596.4	$198.7	$823.0
Contributions	–	–	63.7	63.7
Disbursements	(16.1)	(5.0)	–	(21.1)
Decrease in net unrealized gains	–	(15.1)	(22.2)	(37.3)

As at December 31, 2009	$11.8	$576.3	$240.2	$828.3
Contributions	–	10.0	52.9	62.9
Disbursements	(7.2)	(17.0)	(44.2)	(68.4)
Net realized gain (loss)	–	26.3	(2.0)	24.3
Increase in net unrealized gains	0.6	24.0	7.3	31.9

As at December 31, 2010	$5.2	$619.6	$254.2	$879.0

The Company’s investment strategy is to achieve a long-term (five to ten-year period) real rate of return of 5.25%, net of all fees and expenses. The Company’s best estimate of long-term inflation of 2.5% yields an expected long-term nominal target of 7.75%, net of all fees and expenses. In identifying the asset allocation ranges, consideration was given to the long-term nature of the underlying plan liabilities, the solvency and going-concern financial position of the plan, long-term return expectations and the risks associated with key asset classes as well as the relationships of returns on key asset classes with each other, inflation and interest rates. When advantageous and with due consideration, derivative instruments may be utilized, provided the total value of the underlying asset represented by financial derivatives, excluding currency forwards, is limited to 20% of the market value of the fund.

When investing in foreign securities, the plans are exposed to foreign currency risk. Most of the plans’ non-Canadian public equity and infrastructure foreign currency exposures are 50% hedged. Most of the plans’ debt securities and all of the plans’ real estate holdings are Canadian-dollar denominated. Net of the above hedging, the plans were 11% exposed to the U.S. dollar, 5% exposed to European currencies, and 5% exposed to various other currencies, as at December 31, 2010.
At December 31, 2010, fund assets consisted primarily of listed stocks and bonds, including 147,540 of the Company’s Common Shares (2009 – 82,800) at a market value of  $9.5 million (2009 –  $4.7 million), 6.91% Secured Equipment Notes issued by the Company at a par value of  $3.5 million (2009 –  $3.7 million) and a market value of  $4.0 million (2009 –  $4.0 million), and 6.25% Unsecured Notes issued by the Company at a par value of  $2.0 million (2009 –  $nil) and a market value of  $2.3 million (2009 –  $nil). At December 31, 2009, the fund assets also included 6.45% Unsecured Notes issued by the Company at a par value of  $3.5 million and a market value of  $3.5 million.

CASH FLOWS

In 2010, the Company contributed  $840.6 million to its pension plans (2009 –  $597.9 million; 2008 –  $98.5 million), including  $3.4 million to the defined contribution plan (2009 –  $2.7 million; 2008 –  $3.1 million),  $828.9 million to the Canadian registered and U.S. qualified defined benefit pension plans (2009 –  $587.3 million; 2008 –  $86.9 million), and  $8.3 million to the Canadian non-registered supplemental pension plans (2009 –  $7.9 million; 2008 –  $8.5 million). In 2010, the contributions to the Canadian registered defined benefit pension plan included a voluntary prepayment of  $650 million. In 2009, the contributions to the Canadian registered defined benefit pension plan included a voluntary prepayment of  $500 million and the contributions to the U.S. qualified defined benefit pension plans included a voluntary prepayment of  $7.4 million. These prepayments were made in order to reduce the volatility of future pension funding requirements. In addition, the Company made payments directly to employees, their beneficiaries or estates or to third-party benefit administrators of  $33.7 million (2009 –  $38.3 million; 2008 –  $34.2 million) with respect to other benefits.

Total contributions for all of the Company’s defined benefit pension plans are expected to be in the range of  $100 million to  $125 million in 2011.

ESTIMATED FUTURE BENEFIT PAYMENTS

The estimated future pension and other post-retirement benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits
2011	$459.7	$38.9
2012	469.4	39.3
2013	486.7	39.7
2014	505.1	40.5
2015	525.0	41.4
2016 – 2020	2,912.6	215.4

The benefit payments from the Canadian registered and U.S. qualified defined benefit pension plans are payable from their respective pension funds. Benefit payments from the supplemental pension plans and from the other benefits plans are payable directly from the Company.

DEFINED CONTRIBUTION PLAN

Canadian non-unionized employees hired prior to July 1, 2010 had the option to participate in the DC plan. All Canadian non-unionized employees hired after such date must participate in the DC plan. The DC plan provides a pension based on total employee and employer contributions plus investment income earned on those contributions. Employee contributions are based on a percentage of salary. The Company matches employee contributions to a maximum percentage each year. In 2010, the net cost of this plan, which generally equals the employer’s required contribution, was  $3.4 million (2009 –  $2.7 million; 2008 –  $3.1 million).

CONTRIBUTIONS TO MULTI-EMPLOYER PLANS

Some of the Company’s unionized employees in the U.S. are members of a U.S. national multi-employer benefit plan. Contributions made by the Company to this plan in 2010 in respect of post-retirement medical benefits were  $5.0 million (2009 –  $3.2 million, 2008 -  $2.2 million).

Stock-based compensation	12 Months Ended
Dec. 31, 2010
Stock-based compensation [Abstract]
Stock-based compensation

27  Stock-based compensation

At December 31, 2010, the Company had several stock-based compensation plans, including stock option plans, various cash settled liability plans and an employee stock savings plan. These plans resulted in an expense in 2010 of  $71.2 million (2009 – expense of  $67.7 million; 2008 – recovery of  $30.6 million).

A.	STOCK OPTION PLANS

Regular options and TSARs

With the granting of regular options, employees may be simultaneously granted TSARs equivalent to the number of regular options granted (stock options granted prior to January 2009 were simultaneously granted TSARs equivalent to one-half the regular options granted). A TSAR entitles the holder to receive payment of an amount equal to the excess of the market value of a Common Share at the exercise date of the TSAR over the related option exercise price. The liability for TSARs is recognized and measured at its fair value. Regular options and TSARs may be exercised no earlier than two years and no later than 10 years after the grant date.

Where an option granted is a tandem award, the holder can choose to exercise an option or a TSAR of equal intrinsic value.

Performance Options

Performance options, granted prior to 2007, vest after 48 months, unless certain performance targets are achieved, in which case vesting is accelerated, and will expire five years after the grant date (“performance-accelerated options”). Beginning in 2007, performance options granted will only vest when certain performance targets are achieved and will not vest if the performance targets are not achieved within a specific time frame. These options will expire five years and three months after the grant date (“performance-contingent options”).

Summary of regular and performance options

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as of December 31:

			Nonvested options
	Options outstanding			Weighted
		Weighted		average
	Number of	average	Number of	grant date
	options	exercise price	options	fair value
Outstanding, January 1, 2010	4,094,296	$52.71	1,488,913	$17.34
New options granted	31,900	57.10	31,900	15.90
Exercised	(551,878)	48.41	NA	NA
Vested	NA	NA	(407,500)	14.97
Forfeited	(43,620)	57.71	(17,038)	17.61

Outstanding at December 31, 2010	3,530,698	$53.36	1,096,275	$18.18

Vested or expected to vest at December 31, 2010(1)	2,664,803	$48.75	NA	NA

Exercisable at December 31, 2010	2,434,423	$46.82	NA	NA

(1)	As at December 31, 2010, the weighted average remaining term of vested or expected to vest options was 4.4 years with an aggregate intrinsic value of $45.0 million.

The following table provides the number of stock options outstanding and exercisable as at December 31, 2010 by range of exercise price and their related intrinsic aggregate value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the amount that would have been received by option holders had they exercised their options on December 31, 2010 at the Company’s closing stock price of  $64.62.

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average	Weighted	intrinsic		Weighted	intrinsic
Range of	Number of	years to	average	value	Number of	average	value
exercise prices	options	expiration	exercise price	(millions)	options	exercise price	(millions)
$27.62 – $40.47	959,298	2.1	$31.17	$32.1	956,448	$31.15	$32.0
$42.05 – $62.56	1,697,450	4.1	56.53	13.7	1,275,750	54.67	12.7
$62.90 – $74.89	873,950	4.5	71.56	–	202,225	71.46	–

Total(1)	3,530,698	3.6	$53.36	$45.8	2,434,423	$46.82	$44.7

(1)	As at December 31, 2010, the total number of in-the-money stock options outstanding was 2,663,398 with a weighted-average exercise price of $47.41. The weighted-average years to expiration of exercisable stock options is 3.9 years.

Under the fair value method, the fair value of options at the grant date was approximately  $0.5 million for options issued in 2010 (2009 –  $nil; 2008 –  $14.2 million). The weighted average fair value assumptions were approximately:

	2010	2009	2008
Expected option life (years)(1)	6.25	5.0	4.39
Risk-free interest rate(2)	2.78%	2.35%	3.53%
Expected stock price volatility(3)	30%	23%	23%
Expected annual dividends per share(4)	$1.08	$0.99	$0.99
Estimated forfeiture rate(5)	0.7%	2.3%	2.0%
Weighted average grant date fair value of options granted during the year	$15.90	$6.52	$15.07

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour was used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4)	Determined by the current annual dividend divided by the current stock price. The Company does not employ different dividend yields throughout the year.

(5)	The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

In 2010, the expense for stock options (regular and performance) was  $1.7 million (2009 – expense recovery of  $0.9 million; 2008 – expense of  $3.2 million). At December 31, 2010, there was  $0.5 million of total unrecognized compensation related to stock options which is expected to be recognized over a weighted-average period of approximately 1.2 years.

Currently, the Company is not subject to post vesting restrictions on its stock option plans prior to expiry.

At December 31, 2010, there were 1,048,531 (2009 – 1,831,361; 2008 – 2,334,861) Common Shares available for the granting of future options under the stock option plans, out of the 15,578,642 (2009 – 15,578,642; 2008 – 15,578,642) Common Shares currently authorized.

Summary of TSARs

The following table summarizes information related to the Company’s TSARs as of December 31:

			Nonvested TSARs
	TSARs outstanding			Weighted
		Weighted		average
	Number of	average	Number of	grant date
	TSARs	exercise price	TSARs	fair value
Outstanding, January 1, 2010	3,357,397	$45.92	1,375,587	$10.94
New TSARs granted	812,900	51.81	812,900	14.27
Exercised as TSARs	(7,720)	38.25	NA	NA
Exercised as Options	(145,317)	36.80	NA	NA
Vested	NA	NA	(407,500)	14.97
Forfeited	(18,350)	54.27	(14,012)	10.88

Outstanding at December 31, 2010	3,998,910	$47.43	1,766,975	$11.54

Vested or expected to vest at December 31, 2010(1)	3,990,461	$47.42	NA	NA

Exercisable at December 31, 2010	2,231,935	$47.31	NA	NA

(1) As at December 31, 2010, the weighted average remaining term of vested or expected to vest TSARs was 6.1 years with an aggregate intrinsic value of  $71.4 million.

The following table provides the number of TSARs outstanding and exercisable as at December 31, 2010 by range of exercise price and their related intrinsic value, and for TSARs outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money TSARs, which represents the amount that would have been received by TSAR holders had they exercised their TSAR on December 31, 2010 at the Company’s closing stock price of  $64.62.

	TSARs outstanding				TSARs exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
	Number	years to	exercise	value	Number of	exercise	value
Range of exercise prices	of TSARs	expiration	price	(millions)	TSARs	price	(millions)
$27.62 – $40.47	1,574,635	5.0	$33.63	$48.8	837,785	$31.29	$27.9
$42.05 – $62.56	2,025,725	6.8	53.41	22.7	1,191,925	54.46	12.1
$62.90 – $74.89	398,550	7.0	71.50	–	202,225	71.46	–

Total(1)	3,998,910	6.1	$47.43	$71.5	2,231,935	$47.31	$40.0

(1) As at December 31, 2010, the total number of in-the-money TSARs outstanding was 3,602,610 with a weighted-average exercise price of  $44.77. The weighted-average years to expiration of exercisable TSARs is 4.2 years.

Under the fair value method, the fair value of TSARs at the grant date was  $11.6 million for TSARs issued in 2010 (2009 –  $5.7 million; 2008 –  $7.0 million). The weighted average fair value of TSARs granted during the year was  $14.27 (2009 –  $7.39; 2008 –  $16.09). The weighted average fair value assumptions used are similar to those disclosed above for Options, with the exception of the expected annual dividends per share, which was  $0.99 at the time the TSARs were granted.

In 2010, the expense for TSARs was  $32.3 million (2009 – expense of  $43.3 million; 2008 – recovery of  $38.0 million). At December 31, 2010 there was  $11.4 million of total unrecognized compensation related to TSARs which is expected to be recognized over a weighted-average period of approximately 1.3 years.

As a result of changes in Canadian tax law, subsequent to 2010, the Company has initiated a plan to cancel the majority of the TSAR component of tandem stock option awards.

Summary of stock option plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Regular stock option plan	$6.1	$5.9	$5.4
Performance stock option plan	–	–	2.8
TSARs	6.1	5.9	5.4

Total	$12.2	$11.8	$13.6

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Total intrinsic value	$10.1	$8.4	$19.4
Cash received by the Company upon exercise of options	32.4	24.2	19.6
Related tax benefits	0.4	0.1	0.1

B. OTHER SHARE-BASED PLANS

Performance share unit (“PSU”) plan

During 2010, the Company issued 328,020 PSUs. These units attract dividend equivalents in the form of additional units based on the dividends paid on the Company’s Common Shares. PSUs vest and are settled in cash approximately three years after the grant date contingent upon CP’s performance (performance factor). The fair value of PSUs are measured, both on the grant date and each subsequent quarter until settlement, using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the performance and market condition stipulated in the grant.
The following table summarizes information related to the Company’s PSUs as at December 31:

	PSUs outstanding
		Weighted
		average
	Number of	grant date
	PSUs	fair value
Outstanding, January 1, 2010	422,534	$38.72
Granted	328,020	46.86
Units, in lieu of dividends	10,707	59.57
Vested	NA	NA
Forfeited	(24,816)	77.71
Cancelled	(35,977)	39.83

Outstanding at December 31, 2010	700,468	$41.41

Exercisable at December 31, 2010	–	–

Under the fair value method, the fair value of PSUs at the grant date was  $15.4 million for PSUs issued in 2010 (2009 –  $14.7 million; 2008 –  $nil).

In 2010, the expense for PSUs was  $28.9 million (2009 – expense of  $10.0 million; 2008 – expense recovery of  $0.7 million). At December 31, 2010, there was  $24.5 million of total unrecognized compensation related to PSUs which is expected to be recognized over a weighted-average period of approximately 1.7 years.

Deferred share unit plan

The Company established the DSU plan as a means to compensate and assist in attaining share ownership targets set for certain key employees and Directors. A DSU entitles the holder to receive, upon redemption, a cash payment equivalent to the market value of a Common Share at the redemption date. DSUs vest over various periods of up to 36 months and are only redeemable for a specified period after employment is terminated.

Key employees may choose to receive DSUs in lieu of cash payments for certain incentive programs. In addition, when acquiring Common Shares to meet share ownership targets, key employees may be granted a matching number of DSUs up to 33% of the shares and DSUs acquired during the first six months after becoming eligible under the plan and, thereafter, up to 25%. Key employees have five years to meet their ownership targets.

An expense to income for DSUs is recognized over the vesting period for both the initial subscription price and the change in value between reporting periods.

The following table summarizes information related to the DSUs as of December 31:

	2010	2009
Outstanding, January 1	345,843	292,982
Granted	37,802	55,273
Transferred from RSUs	18,756	–
Units, in lieu of dividends	6,226	7,093
Redeemed	(20,281)	(9,505)

Outstanding, December 31	388,346	345,843

In 2010, the expense for DSUs was  $6.3 million (2009 – expense of  $7.5 million; 2008 – recovery of  $5.4 million). At December 31, 2010, there was  $0.6 million of total unrecognized compensation related to DSUs which is expected to be recognized over a weighted-average period of approximately 1.2 years.
Restricted share unit plan

The Company issued 151 RSUs in 2010 (2009 – 405, 2008 – 276). The RSUs are subject to time vesting. An expense to income for RSUs is recognized over the vesting period. In 2010, the expense for RSUs was  $0.2 million (2009 –  $0.5 million; 2008 –  $0.2 million).

All outstanding RSUs vested on May 31, 2010 and were converted to DSUs.

Summary of share based liabilities paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Plan
TSARs	$0.2	$2.6	$1.6
DSUs	1.8	0.3	2.4

Total	$2.0	$2.9	$4.0

C.	EMPLOYEE SHARE PURCHASE PLAN

The Company has an employee share purchase plan whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed over the one-year vesting period. Under the plan, the Company matches  $1 for every  $3 contributed by employees up to a maximum employee contribution of 6% of annual salary. On April 1, 2009, the Company suspended its match to employee ESPP contributions. The match to non-union employee contributions was reinstated effective January 1, 2010.

At December 31, 2010, there were 13,525 participants (2009 – 13,261; 2008 – 12,923) in the plan. The total number of shares purchased in 2010 on behalf of participants, including the Company contribution, was 618,272 (2009 – 883,737; 2008 – 969,921). In 2010, the Company’s contributions totalled  $3.2 million (2009 –  $3.3 million; 2008 –  $11.6 million) and the related expense was  $1.5 million (2009 –  $7.0 million; 2008 –  $9.8 million).

Variable interest entities	12 Months Ended
Dec. 31, 2010
Variable interest entities [Abstract]
Variable interest entities

28  Variable interest entities

The Company leases equipment from certain trusts, which have been determined to be variable interest entities financed by a combination of debt and equity provided by unrelated third parties. The lease agreements, which are classified as operating leases, have a fixed price purchase option which create the Company’s variable interest and result in the trusts being considered variable interest entities. These fixed price purchase options are set at the estimated fair market value as determined at the inception of the lease and could provide the Company with potential gains. These options are considered variable interests, however, they are not expected to provide a significant benefit to the Company.

Responsibility for maintaining and operating the leased assets according to specific contractual obligations outlined in the terms of the lease agreements and industry standards is the Company’s. The rigor of the contractual terms of the lease agreements and industry standards are such that the Company has limited discretion over the maintenance activities associated with these assets. As such the Company concluded these terms do not provide the Company with the power to direct the activities of the variable interest entities in a way that has a significant impact on the entities’ economic performance.

The financial exposure to the Company as a result of its involvement with the variable interest entities is equal to the fixed lease payments due to the trusts. In 2010, lease payments after tax were  $9.8 million. Future minimum lease payments, before tax, of  $234.2 million will be payable over the next 20 years (Note 29).

The Company does not guarantee the residual value of the assets to the lessor, however, it must deliver to the lessor the assets in good operating condition, subject to normal wear and tear, at the end of the lease term.

As the Company’s actions and decisions do not significantly affect the variable interest entities’ performance, and the Company’s fixed purchase price option is not considered to be potentially significant to the variable interest entities, the Company is not considered to be the primary beneficiary, and does not consolidate these variable interest entities. As the leases are considered to be operating leases, the Company does not recognize any balances in the Consolidated Balance Sheet in relation to the variable interest entities.

Commitments and contingencies	12 Months Ended
Dec. 31, 2010
Commitments and contingencies [Abstract]
Commitments and contingencies

29  Commitments and contingencies

In the normal course of its operations, the Company becomes involved in various legal actions, including claims relating to injuries and damage to property. The Company maintains provisions it considers to be adequate for such actions. While the final outcome with respect to actions outstanding or pending at December 31, 2010, cannot be predicted with certainty, it is the opinion of management that their resolution will not have a material adverse effect on the Company’s financial position or results of operations.

At December 31, 2010, the Company had committed to total future capital expenditures amounting to  $236.9 million and operating expenditures amounting to  $1,541.1 million for the years 2011-2028.
CP has in place a revolving credit facility of  $945 million, with an accordion feature to  $1,150 million, of which  $358 million was committed for letters of credit and  $587 million was available on December 31, 2010. This facility is arranged with a core group of 15 highly rated international financial institutions and incorporates pre-agreed pricing. Arrangements with 14 of the 15 financial institutions extend through November 2012, with one institution extending through November 2011. In addition, CP also has available from a financial institution a credit facility of  $118 million, of which  $118 million of this facility was available on December 31, 2010. This facility is available through the end of 2011. Both facilities are available on next day terms and are subject to a minimum debt to total capitalization ratio. There were no draw downs in 2010, however the weighted average interest rate of these facilities for 2009 was 1.91%. Should our senior unsecured debt not be rated at least investment grade by Moody’s and S&P, we will be further required to maintain a minimum fixed charge coverage ratio. At December 31, 2010, the Company satisfied the thresholds stipulated in both financial covenants.

Minimum payments under operating leases were estimated at  $782.0 million in aggregate, with annual payments in each of the five years following 2010 of (in millions): 2011 –  $133.3; 2012 –  $121.5; 2013 –  $104.9; 2014 –  $77.4; 2015 –  $68.2.

Expenses for operating leases for the year ended December 31, 2010 was  $169.1 million (2009 –  $196.2 million, 2008 –  $180.8 million).

The DM&E was purchased for  $1.5 billion resulting in goodwill of  $146.6 million (US $147.4 million) (Note 17) as at December 31, 2010. Future contingent payments of up to approximately US $1.1 billion consisting of US $390 million which would become due if construction of the Powder River Basin expansion project starts prior to December 31, 2025 and up to approximately US $740 million would become due upon the movement of specified volumes over the Powder River Basin extension prior to December 31, 2025. Certain interest and inflationary adjustments would also become payable up to December 31, 2025 upon achievement of certain milestones. The contingent payments would be accounted for as an increase in the purchase price. Certain intangible assets acquired are subject to amortization.

Guarantees	12 Months Ended
Dec. 31, 2010
Guarantees [Abstract]
Guarantees

30  Guarantees

In the normal course of operating the railway, the Company enters into contractual arrangements that involve providing certain guarantees, which extend over the term of the contracts. These guarantees include, but are not limited to:

☐	residual value guarantees on operating lease commitments of $162.5 million at December 31, 2010;

☐	guarantees to pay other parties in the event of the occurrence of specified events, including damage to equipment, in relation to assets used in the operation of the railway through operating leases, rental agreements, easements, trackage and interline agreements; and

☐	indemnifications of certain tax-related payments incurred by lessors and lenders.

The maximum amount that could be payable under these guarantees, excluding residual value guarantees, cannot be reasonably estimated due to the nature of certain of these guarantees. All or a portion of amounts paid under guarantees to other parties in the event of the occurrence of specified events could be recoverable from other parties or through insurance. The Company has accrued for all guarantees that it expects to pay. At December 31, 2010, these accruals amounted to  $5.4 million (2009 –  $9.3 million), recorded in “Accounts payable and accrued liabilities”.

INDEMNIFICATIONS

Pursuant to a trust and custodial services agreement with the trustee of the Canadian Pacific Railway Company Pension Trust Fund, the Company has undertaken to indemnify and save harmless the trustee, to the extent not paid by the fund, from any and all taxes, claims, liabilities, damages, costs and expenses arising out of the performance of the trustee’s obligations under the agreement, except as a result of misconduct by the trustee. The indemnity includes liabilities, costs or expenses relating to any legal reporting or notification obligations of the trustee with respect to the defined contribution option of the pension plans or otherwise with respect to the assets of the pension plans that are not part of the fund. The indemnity survives the termination or expiry of the agreement with respect to claims and liabilities arising prior to the termination or expiry. At December 31, 2010, the Company had not recorded a liability associated with this indemnification, as it does not expect to make any payments pertaining to it.

Pursuant to the Company’s by-laws, the Company indemnifies all current and former directors and officers. In addition to the indemnity provided for in the by-laws, the Company also indemnifies its directors and officers pursuant to indemnity agreements. The Company carries a liability insurance policy for directors and officers, subject to a maximum coverage limit and certain deductibles in cases where a director or officer is reimbursed for any loss covered by the policy.

Segmented information	12 Months Ended
Dec. 31, 2010
Segmented information [Abstract]
Segmented information

31  Segmented information

OPERATING SEGMENT

The Company operates in only one operating segment: rail transportation. Operating results by geographic areas, railway corridors or other lower level components or units of operation are not reviewed by the Company’s chief operating decision maker to make decisions about the allocation of resources to, or the assessment of performance of, such geographic areas, corridors, components or units of operation.
In 2010 and 2009, no one customer comprised more than 10% of total revenues and accounts receivable. For the year ended as at December 31, 2008, one customer comprised 11.0% of total revenues and 1.7% of total trade accounts receivable, respectively.

GEOGRAPHIC INFORMATION

(in millions of Canadian dollars)	Canada	United States	Total
2010
Revenues	$3,635.5	$1,346.0	$4,981.5
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458.2	$4,012.8	$12,471.0

2009 (Restated Note 2)
Revenues	$3,166.2	$1,236.0	$4,402.2
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,363.5	$4,134.2	$12,497.7

2008
Revenues	$3,921.5	$1,127.0	$5,048.5

CP’s principal subsidiaries present unconsolidated financial statements in accordance with generally accepted accounting practices for railways as prescribed in the regulations of the Canadian Transportation Agency and the Surface Transportation Board in the United States. As part of the Company’s consolidation process, CP’s subsidiaries’ unconsolidated accounts have been adjusted from these regulatory accounting bases to U.S. GAAP.

The condensed income statement and balance sheet information, which follows, includes the Canadian operations prepared in accordance with the Uniform Classification of Accounts issued by the Canadian Transportation Agency. The changes required to consolidate the Company’s operations are identified as consolidating entries.

CONSOLIDATING INFORMATION – 2010

			Other	Consolidating
(in millions of Canadian dollars)	Canada	United States	countries	entries	Total
Revenues	$3,635.5	$1,346.0	$–	$–	$4,981.5
Operating expenses	2,921.9	1,027.9	–	(84.4)	3,865.4

Revenues less operating expenses	713.6	318.1	–	84.4	1,116.1
Net interest expense and other income and charges	226.6	81.8	(57.8)	(5.3)	245.3

Income before taxes	487.0	236.3	57.8	89.7	870.8
Income tax expense	104.8	97.1	1.5	16.7	220.1

Net income	$382.2	$139.2	$56.3	$73.0	$650.7

Current assets	$757.8	$508.4	$21.6	$(84.0)	$1,203.8
Net properties	6,334.3	3,744.5	–	1,918.0	11,996.8
Other long-term assets	1,460.2	268.6	1,291.6	(2,545.1)	475.3

Total assets	$8,552.3	$4,521.5	$1,313.2	$(711.1)	$13,675.9

Current liabilities	$1,105.0	$272.0	$1.2	$(88.7)	$1,289.5
Long-term liabilities	5,031.7	3,629.9	–	(1,099.9)	7,561.7
Shareholders’ equity	2,415.6	619.6	1,312.0	477.5	4,824.7

Total liabilities and shareholders’ equity	$8,552.3	$4,521.5	$1,313.2	$(711.1)	$13,675.9

Reconciliation of Canadian GAAP and U.S. GAAP	12 Months Ended
Dec. 31, 2010
Reconciliation Of Canadian Gaap to Us Gaap [Abstract]
Reconciliation of Canadian GAAP and U.S. GAAP
32  Reconciliation of Canadian GAAP and U.S. GAAP

The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP. The material differences between U.S. GAAP and Canadian generally accepted accounting principles (“Canadian GAAP”) as they relate to the Company are explained and quantified below, along with their effect on the Company’s Consolidated Statement of Income, Consolidated Balance Sheet and Consolidated Statement of Cash Flows.

(a) ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING:

The measurement and recognition rules for derivative instruments and hedging under Canadian GAAP are largely harmonized with U.S. GAAP. However, under Canadian GAAP, only the ineffective portion of a net investment hedge that represents an over hedge is recognized in income, whereas under U.S. GAAP, any ineffective portion is recognized in income immediately.

(b) PENSIONS AND POST-RETIREMENT BENEFITS:

The Company is required to recognize the over or under funded status of defined benefit pension and other post-retirement benefit plans on the balance sheet under U.S. GAAP. The over or under funded status is measured as the difference between the fair value of the plan assets and the benefit obligation, being the projected benefit obligation for pension plans and the accumulated benefit obligation for other post-retirement benefit plans. In addition, any previously unrecognized actuarial gains and losses and prior service costs and credits that arise during the period will be recognized as a component of “Other comprehensive loss”, net of tax. Under Canadian GAAP the over or under funded status of defined benefit pension and post-retirement benefit plans is not recognized in the balance sheet. Canadian GAAP recognizes an asset for contributions made in excess of amounts recognized as expense in the Consolidated Statement of Income and a liability when contributions are less than amounts recognized as expense.

Prior service costs are amortized under Canadian GAAP and U.S. GAAP. However, the period over which costs related to events before 2000 are amortized differs between Canadian GAAP and U.S. GAAP.

(c) POST-EMPLOYMENT BENEFITS:

Post-employment benefits are covered by the CICA Section 3461 “Employee Future Benefits”. Consistent with accounting for post-retirement benefits, the policy permits amortization of actuarial gains and losses if they fall outside of the corridor. Under U.S. GAAP, such gains and losses on post-employment benefits that do not vest or accumulate are included immediately in income.

(d) TERMINATION AND SEVERANCE BENEFITS:

Termination and severance benefits are covered by the CICA Section 3461 “Employee Future Benefits” and the CICA Emerging Issues Committee Abstract 134 “Accounting for Severance and Termination Benefits” (“EIC 134”). Upon transition to the CICA Section 3461 effective January 1, 2000, a net transitional asset was created and was being amortized to income. During the first quarter of 2009 this transitional asset was fully amortized. Under U.S. GAAP, the expected benefits were not accrued and are expensed when paid.

(e) STOCK-BASED COMPENSATION:

U.S. GAAP requires the use of an option-pricing model to fair value, at the grant date, share-based awards issued to employees, including stock options, TSARs, PSUs, RSUs, and DSUs. TSARs, PSUs, RSUs, and DSUs are subsequently re-measured at fair value each reporting period. Under Canadian GAAP, liability awards that are settled, such as TSARs, PSUs, RSUs and DSUs, are accounted for using the intrinsic method. U.S. GAAP also requires that CP accounts for forfeitures on an estimated basis. Under Canadian GAAP, CP has elected to account for forfeitures on an actual basis as they occur.

(f) INTERNAL USE SOFTWARE:

Under U.S. GAAP certain costs, including preliminary project phase costs, are expensed as incurred. These costs are capitalized and depreciated under Canadian GAAP.

(g) CAPITALIZATION OF INTEREST:

U.S. GAAP requires interest costs to be capitalized for all qualifying capital programs. Under Canadian GAAP capitalization of interest is a policy choice and the Company expenses interest related to capital projects undertaken during the year unless specific debt is attributed to a capital program. Differences in GAAP result in additional capitalization of interest under U.S. GAAP and subsequent related depreciation.

(h) JOINT VENTURE:

The CICA Section 3055 “Interest in Joint Ventures” requires the proportionate consolidation method to be applied to the recognition of interests in joint ventures in consolidated financial statements. Until April 1, 2009, the Company accounted for its joint-venture interest in the DRTP under Canadian GAAP using the proportionate consolidation method. During the second quarter of 2009, the Company completed a sale of a portion of its investment in the DRTP to its existing partner, reducing the Company’s ownership from 50% to 16.5%. Effective April 1, 2009, the Company discontinued proportionate consolidation and accounts for its remaining investment in the DRTP under the equity method of accounting. U.S. GAAP requires the equity method of accounting to be applied to interests in joint ventures. This had no effect on net income as it represents a classification difference within the Consolidated Statement of Income and Consolidated Balance Sheet for periods prior to April 1, 2009.

(i) LONG-TERM DEBT:

Under Canadian GAAP, offsetting amounts with the same party and with a legal right to offset are netted against each other. U.S. GAAP does not allow netting of assets and liabilities among three parties. In 2003, the Company and one of its subsidiaries entered into contracts with a financial institution resulting in a receivable amount and long-term debt payable. In the second quarter of 2010, these contracts were unwound eliminating this difference.

As well, transaction costs have been added to the fair value of the “Long-term debt” under Canadian GAAP whereas under U.S. GAAP such costs are recorded separately within “Other assets”.

(j) CAPITAL LEASES:

Under U.S. GAAP, certain leases, which are recorded as capital leases under Canadian GAAP, do not meet the criteria for capital leases and are recorded as operating leases. These relate to equipment leases, previously recorded as operating leases under Canadian and U.S. GAAP, which were renewed within the last 25 percent of the equipment’s useful life.

(k) INVESTMENT TAX CREDITS AND TAX CREDIT CARRYFORWARDS:

Under U.S. GAAP, CP has credited investment tax credits against income tax expense whereas under Canadian GAAP these tax credits are offset against the related operating expense. There is no impact to net income as a result of this GAAP difference. In addition, U.S. GAAP includes tax credit carryforwards within “Deferred income taxes” on the Consolidated Balance Sheet while these are included in “Other assets” under Canadian GAAP.

(l) GAIN ON SALE OF SIGNIFICANT PROPERTIES:

Under U.S. GAAP these gains are credited against operating expenses while Canadian GAAP permits recognition of these gains after operating income.

(m) CASH FLOWS:

There are no material differences between cash flows under U.S. GAAP and Canadian GAAP.
CONSOLIDATED STATEMENT OF INCOME RECONCILIATION

Consolidated net income is reconciled from U.S. GAAP to Canadian GAAP in the following manner:

		2009	2008
(in millions of Canadian dollars, except per share data)	2010	Restated (Note 2)	Restated (Note 2)
Net income – U.S. GAAP	$650.7	$550.0	$627.8
Increased (decreased) by:
Pension costs (b)	(11.4)	17.0	(13.3)
Post-retirement benefits costs (b)	(10.0)	(9.8)	(9.6)
Post-employment benefits costs (c)	(4.9)	30.3	(11.0)
Termination and severance benefits (d)	–	1.5	8.7
Internal use software – additions (f)	16.8	3.8	18.1
Internal use software – depreciation (f)	(8.6)	(7.4)	(9.2)
Stock-based compensation (e)	2.5	14.7	(6.9)
Gain (loss) on ineffective portion of hedges (a)	1.9	2.2	(10.5)
Capitalized interest – additions (g)	(4.9)	(4.9)	(21.0)
Capitalized interest – depreciation (g)	6.4	12.3	5.3
Capital lease – equipment rents (j)	1.3	1.3	1.3
Capital lease – depreciation (j)	(0.9)	(0.9)	(0.9)
Capital lease – interest (j)	(0.5)	(0.6)	(0.5)
Future/deferred income tax expense related to above differences	4.4	(2.5)	21.1

Net income – Canadian GAAP	$642.8	$607.0	$599.4

		2009	2008
	2010	Restated (Note 2)	Restated (Note 2)
Earnings per share – Canadian GAAP
Basic earnings per share	$3.81	$3.65	$3.90
Diluted earnings per share	$3.80	$3.64	$3.86

CONSOLIDATED BALANCE SHEET RECONCILIATION
The Consolidated Balance Sheet is reconciled from U.S. GAAP to Canadian GAAP:

(in millions of Canadian dollars)	2010	2009
Assets
Current assets
Accounts receivable, net
Receivable from bank (i)	$–	$(214.1)
Long-term assets
Net properties
Capitalized interest (g)	(166.6)	(168.3)
Internal use software (f)	68.0	59.9
Stock-based compensation (e)	(1.1)	–
Capital leases (j)	7.8	8.7
Prepaid pension costs and other assets
Pension (b)	2,432.6	1,644.4
Transaction costs on long-term debt (i)	(46.9)	(43.6)
Investment tax credits and tax credit carryforwards (k)	28.2	–
Internal use software (f)	0.6	0.6

Total assets	$2,322.6	$1,287.6

(in millions of Canadian dollars)	2010	2009
Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities
Stock-based compensation (e)	$(12.2)	$(9.8)
Long-term debt maturing within one year
Capital leases (j)	0.9	0.9
Bank loan (i)	–	(214.1)
Long-term liabilities
Other long-term liabilities
Post-employment benefit liability (c)	(19.6)	(24.6)
Under funded status of defined benefit pension and other post-retirement plans (b)	(764.8)	(1,116.8)
Stock-based compensation (e)	(3.6)	(2.2)
Long-term debt
Capital leases (j)	7.3	8.1
Transaction costs on long-term debt (i)	(46.9)	(43.6)
Future/deferred income taxes	843.7	704.5

Total liabilities	4.8	(697.6)
Shareholders’ equity
Share capital
Stock-based compensation (e)	(26.1)	(24.7)
Contributed surplus/additional paid in capital
Stock-based compensation (e)	4.3	2.7
Retained income / earnings	203.4	211.4
Accumulated other comprehensive income
Funding status of defined benefit pension and other post-retirement plans (b)	2,134.9	1,792.8
Unrealized foreign exchange loss on designated net investment hedge (a)	1.3	3.0

Total liabilities and shareholders’ equity	$2,322.6	$1,287.6

CANADIAN GAAP CONSOLIDATED STATEMENT OF INCOME

	Year ended	Year ended
	December 31	December 31
	2009	2008
	Restated	Restated
	(Note 2)	(Note 2)
Revenues
Freight	$4,175.2	$4,814.8
Other	128.0	116.8

	4,303.2	4,931.6

Operating expenses
Compensation and benefits	1,278.0	1,308.8
Fuel	580.3	1,005.9
Materials	216.9	254.0
Equipment rents	184.8	182.2
Depreciation and amortization	474.9	433.6
Purchased services and other	674.8	716.4

	3,409.7	3,900.9

Revenues less operating expenses	893.5	1,030.7
Gain on sale of partnership interest	81.2	–
Gain on sales of significant properties	79.1	–
Equity income in Dakota, Minnesota & Eastern Railroad Corporation	–	50.9
Less:
Loss on termination of lease with shortline railway	54.5	–
Other income and charges	18.9	88.4
Net interest expense	273.1	261.1

Income before income tax expense	707.3	732.1
Income tax expense	100.3	132.7

Net income	$607.0	$599.4

Earnings per share
Basic earnings per share	$3.65	$3.90
Diluted earnings per share	$3.64	$3.86

CANADIAN GAAP CONSOLIDATED BALANCE SHEET

As at
December 31
2009
Restated
(Note 2)
Assets
Current assets
Cash and cash equivalents	$679.1
Accounts receivable, net	441.0
Materials and supplies	132.7
Future income taxes	128.1
Other current assets	46.5

1,427.4
Investments	156.7
Net properties	11,878.8
Goodwill and intangible assets	202.3
Prepaid pension costs and other assets	1,777.2

Total assets	$15,442.4

Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	$990.9
Long-term debt maturing within one year	392.1

1,383.0
Other long-term liabilities	790.2
Long-term debt	4,102.7
Future income taxes	2,523.2

Total liabilities	8,799.1
Shareholders’ equity
Share capital	1,746.4
Contributed surplus	33.5
Accumulated other comprehensive income	51.1
Retained income	4,812.3

6,643.3

Total liabilities and shareholders’ equity	$15,442.4

Commitments and contingencies (Note 29).
CANADIAN GAAP CONSOLIDATED STATEMENT OF CASH FLOWS

	Year ended	Year ended
	December 31	December 31
	2009	2008
	Restated	Restated
	(Note 2)	(Note 2)
Operating activities
Net income	$607.0	$599.4
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	474.9	433.6
Future income taxes	152.0	153.1
Gain on sale of partnership interest	(81.2)	–
Gain on sales of significant properties	(79.1)	–
Pension funding in excess of expense	(589.0)	(53.2)
Other operating activities, net	(56.4)	(0.9)
Change in non-cash working capital balances related to operations	102.7	(132.2)

Cash provided by operating activities	530.9	999.8

Investing activities
Additions to properties	(701.8)	(813.0)
Additions to assets held for sale and other	–	(222.5)
Proceeds from sale of properties and other assets	256.3	257.6
Other, net	7.4	1.1

Cash used in investing activities	(438.1)	(776.8)

Financing activities
Dividends paid	(162.9)	(148.7)
Issuance of CP Common Shares	513.5	19.7
Issuance of long-term debt	872.7	1,068.7
Repayment of long-term debt	(618.6)	(1,340.7)
Net decrease in short-term borrowing	(150.1)	(79.6)
Other financing activities	34.1	(30.9)

Cash provided by (used in) financing activities	488.7	(511.5)

Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(20.0)	28.0

Cash position
Increase (decrease) in cash and cash equivalents	561.5	(260.5)
Cash and cash equivalents at beginning of year	117.6	378.1

Cash and cash equivalents at end of year	$679.1	$117.6

Supplemental disclosures of cash flow information:
Income taxes (refunded) paid	$(38.9)	$59.0

Interest paid	$289.3	$269.1

Capital disclosures

The Company’s objectives when managing its capital are:

☐	to maintain a flexible capital structure which optimizes the cost of capital at acceptable risk while providing an appropriate return to its shareholders;

☐	to manage capital in a manner which balances the interests of equity and debt holders;

☐	to manage capital in a manner that will maintain compliance with its financial covenants;

☐	to manage its long-term financing structure to maintain its investment grade rating; and

☐	to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

The Company defines its capital as follows:

☐	shareholders’ equity;

☐	long-term debt, including the current portion thereof; and

☐	short-term borrowing.

The Company manages its capital structure and makes adjustments to it in accordance with the aforementioned objectives, as well as in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Company may, among other things, adjust the amount of dividends paid to shareholders, purchase shares for cancellation pursuant to normal course issuer bids, issue new shares, issue new debt, and/or issue new debt to replace existing debt with different characteristics.

The Company monitors capital using a number of key financial metrics, including:

☐	debt to total capitalization; and

☐	interest coverage ratio.

The calculations for the aforementioned key financial metrics are as follows:

Debt to total capitalization

Debt is the sum of long-term debt, long-term debt maturing within one year and short-term borrowing. This sum is divided by debt plus total shareholders’ equity as presented on our Consolidated Balance Sheet.

Interest coverage ratio

Interest coverage ratio is measured, on a twelve month rolling basis, as adjusted EBIT divided by net interest expense. Adjusted EBIT excludes changes in the estimated fair value of the Company’s investment in long-term floating rate notes, the gains on sales of partnership interest and significant properties and the loss on termination of a lease with a shortline railway as these are not in the normal course of business and foreign exchange gains and losses on long-term debt, which can be volatile and short term. The interest coverage ratio and adjusted EBIT are non-GAAP measures and do not have standardized meanings prescribed by GAAP and, therefore, are unlikely to be comparable to similar measures of other companies.
The following table illustrates the financial metrics and their corresponding guidelines currently in place:

			December 31,
			2009
		December 31,	Restated
(in millions of Canadian dollars, U.S. GAAP)	Guidelines	2010	(See Note 2)
Long-term debt		$4,033.2	$4,138.2
Long-term debt maturing within one year		281.7	605.3

Total debt		$4,314.9	$4,743.5

Shareholders’ equity		$4,824.7	$4,658.1
Total debt		4,314.9	4,743.5

Total debt plus equity		$9,139.6	$9,401.6

Operating income for the twelve months ended December 31		$1,116.1	$830.1
Gain on sale of significant properties		–	(79.1)
Loss on termination of lease with shortline railway		–	54.5
Other income and charges		12.0	(12.4)
Gain in long-term floating rate notes		(3.4)	(6.3)
Foreign exchange gain on long-term debt		(2.3)	(3.6)

Adjusted EBIT(1)(2) for the twelve months ended December 31		$1,122.4	$783.2

Total debt		$4,314.9	$4,743.5
Total debt plus equity		$9,139.6	$9,401.6

Total debt to total capitalization	No more than 50.0%	47.2%	50.5%

Adjusted EBIT(1)(2)		$1,122.4	$783.2
Net interest expense(2)		$257.3	$267.6

Interest coverage ratio(1)(2)	No less than 4.0	4.4	2.9

(1) These earnings measures have no standardized meanings prescribed by GAAP and, therefore, are unlikely to be comparable to similar measures of other companies.

(2)	The amount is calculated on a twelve month rolling basis.

The Company’s financial objectives and strategy as described above have remained substantially unchanged over the last two fiscal years. The objectives are reviewed on an annual basis and financial metrics and their management targets are monitored on a quarterly basis. The interest coverage ratio has improved during the twelve-month period ended December 31, 2010 due to an increase in year-over-year adjusted earnings and a reduction in year-over-year interest expense.

The Company is subject to a financial covenant of funded debt to total capitalization in the revolver loan agreement. Performance to this financial covenant is well within permitted limits.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies (Policies) [Abstract]
Generally accepted accounting principles (GAAP)

GENERALLY ACCEPTED ACCOUNTING PRINCIPLES (“GAAP”)

These consolidated financial statements are expressed in Canadian dollars and have been prepared in accordance with U.S. GAAP as codified in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.

Principles of consolidation

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of CP and all of its subsidiaries. The Company’s investments in which it has significant influence are accounted for using the equity method. All intercompany accounts and transactions have been eliminated.

Use of estimates

USE OF ESTIMATES

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the period, the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements. Management regularly reviews its estimates, including those related to investments, restructuring and environmental liabilities, pensions and other benefits, depreciable lives of properties and intangible assets, deferred income tax assets and liabilities, as well as legal and personal injury liabilities based upon currently available information. Actual results could differ from these estimates.

Principal subsidiaries

PRINCIPAL SUBSIDIARIES

The following list sets out CPRL’s principal railway operating subsidiaries, including the jurisdiction of incorporation. All of these subsidiaries are wholly owned, directly or indirectly, by CPRL as of December 31, 2010.

Incorporated under
Principal subsidiary	the laws of
Canadian Pacific Railway Company	Canada
Soo Line Railroad Company (“Soo Line”)	Minnesota
Delaware and Hudson Railway Company, Inc. (“D&H”)	Delaware
Dakota, Minnesota & Eastern Railroad Corporation (“DM&E”)	Delaware
Mount Stephen Properties Inc. (“MSP”)	Canada

Revenue recognition

REVENUE RECOGNITION

Railway freight revenues are recognized based on the percentage of completed service method. The allocation of revenue between reporting periods is based on the relative transit time in each reporting period with expenses recognized as incurred. Volume rebates to customers are accrued as a reduction of freight revenues based on estimated volume and contract terms as freight service is provided. Other revenue, including passenger revenue, revenue from leasing certain assets and switching fees, is recognized as service is performed or contractual obligations are met. Revenues are presented net of taxes collected from customers and remitted to government authorities.

Cash and cash equivalents	CASH AND CASH EQUIVALENTS Cash and cash equivalents includes highly-liquid short-term investments that are readily convertible to cash with original maturities of three months or less.
Foreign currency translation

FOREIGN CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies, other than those held through foreign subsidiaries, are translated into Canadian dollars at the year-end exchange rate for monetary items and at the historical exchange rates for non-monetary items. Foreign currency revenues and expenses are translated at the exchange rate in effect on the dates of the related transactions. Foreign currency gains and losses, other than those arising from the translation of the Company’s net investment in foreign subsidiaries, are included in income.

The accounts of the Company’s foreign subsidiaries are translated into Canadian dollars using the year-end exchange rate for assets and liabilities and the average exchange rates during the year for revenues, expenses, gains and losses. Exchange gains and losses arising from translation of these foreign subsidiaries’ accounts are included in “Other comprehensive loss”. The majority of U.S. dollar-denominated long-term debt has been designated as a hedge of the net investment in foreign subsidiaries. As a result, unrealized foreign exchange (“FX”) gains and losses on this U.S. dollar-denominated long-term debt are offset against foreign exchange gains and losses arising from translation of foreign subsidiaries’ accounts in “Other comprehensive income”.

Pensions and other benefits

PENSIONS AND OTHER BENEFITS

Pension costs are actuarially determined using the projected-benefit method prorated over the credited service periods of employees. This method incorporates management’s best estimates of expected plan investment performance, salary escalation and retirement ages of employees. The expected return on fund assets is calculated using market-related asset values developed from a five-year average of market values for the fund’s public equity securities (with each prior year’s market value adjusted to the current date for assumed investment income during the intervening period) plus the market value of the fund’s fixed income, real estate and infrastructure securities, subject to the market-related asset value not being greater than 120% of the market value nor being less than 80% of the market value. The discount rate used to determine the benefit obligation is based on market interest rates on high-quality corporate debt instruments with matching cash flows. Unrecognized actuarial gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of plan assets are amortized over the expected average remaining service period of active employees expected to receive benefits under the plan (approximately 10 years). Prior service costs arising from collectively bargained amendments to pension plan benefit provisions are amortized over the term of the applicable union agreement. Prior service costs arising from all other sources are amortized over the expected average remaining service period of active employees who are expected to receive benefits under the plan at the date of amendment.

Costs for post-retirement and post-employment benefits other than pensions, including post-retirement health care and life insurance and some workers’ compensation and long-term disability benefits in Canada, are actuarially determined and accrued on a basis similar to pension costs.

The over or under funded status of defined benefit pension and other post-retirement benefit plans are recognized on the balance sheet. The over or under funded status is measured as the difference between the fair value of the plan assets and the benefit obligation. In addition, any unrecognized actuarial gains and losses and prior service costs and credits that arise during the period are recognized as a component of “Other comprehensive income (loss)”, net of tax.

Gains and losses on post-employment benefits that do not vest or accumulate, including some workers’ compensation and long-term disability benefits in Canada, are included immediately in income.

Materials and supplies	MATERIALS AND SUPPLIES Materials and supplies are carried at the lower of average cost and market.
Properties

PROPERTIES

Fixed asset additions and major renewals are recorded at cost, including direct costs, attributable indirect costs and carrying costs, less accumulated depreciation and any impairments. When there is a legal obligation associated with the retirement of property, plant and equipment, a liability is initially recognized at its fair value and a corresponding asset retirement cost is added to the gross book value of the related asset and amortized to expense over the estimated term to retirement. The Company reviews the carrying amounts of its properties whenever changes in circumstances indicate that such carrying amounts may not be recoverable based on future undiscounted cash flows. When such properties are determined to be impaired, recorded asset values are revised to the fair value.

The Company recognizes expenditures as additions to properties or operating expenses based on whether the expenditures increase the output or service capacity, lower the associated operating costs or extend the useful life of the properties and whether the expenditures exceed minimum physical and financial thresholds.
Much of the additions to properties, both new and replacement properties, are self-constructed. These are initially recorded at cost, including direct costs and attributable indirect costs and carrying costs. Direct costs include, among other things, labour costs, purchased services, equipment costs and material costs. Attributable indirect and overhead costs include incremental long-term variable costs resulting from the execution of capital projects. Indirect costs include largely local crew facilities, highway vehicles, work trains and area management costs. Overhead costs primarily include a portion of the Company’s engineering department which plans, designs and administers these capital projects. These costs are allocated to projects by applying a measure consistent with the nature of the cost based on cost studies. For replacement properties, dismantling work is performed concurrently with the installation, the project costs are allocated to dismantling and installation based on cost studies.

Ballast programs including undercutting, shoulder ballasting and renewal programs which form part of our annual track program are capitalized as this work, and the related added ballast material, significantly improves drainage which in turn extends the life of ties and other track materials. These costs are tracked separately from the underlying assets and depreciated over the period to the next estimated similar ballast program. Spot replacement of ballast is considered a repair which is expensed as incurred.

The cost of large refurbishments are capitalized and locomotive overhauls and rail grinding costs (Note 2) are expensed as incurred.

The Company capitalizes development costs for major new computer systems.

The Company follows group depreciation which groups assets which are similar in nature and have similar economic lives. The property groups are depreciated based on their expected economic lives determined by studies of historical retirements of properties in the group and engineering estimates of changes in current operations and of technological advances. Actual use and retirement of assets may vary from current estimates, which would impact the amount of depreciation expense recognized in future periods.

When depreciable property is retired or otherwise disposed of in the normal course of business, the book value, less net salvage proceeds, is charged to accumulated depreciation and if different than the assumptions under the depreciation study could potentially result in adjusted depreciation expense over a period of years. However, when removal costs exceed the salvage value on assets and the Company had no legal obligation to remove, the new removal cost is charged to income in the period in which the asset is removed and is not charged to accumulated depreciation.

For the sale or retirement of larger groups of depreciable assets that are unusual and were not considered in depreciation studies, CP records a gain or loss for the difference between net proceeds and net book value of the assets sold or retired.

Depreciation is calculated on the straight-line basis at rates based on the estimated service life, taking into consideration the projected annual usage of depreciable property, except for rail and other track material in the U.S., which is based directly on usage.

Equipment under capital lease is included in properties and depreciated over the period of expected use.

Assets held for sale	ASSETS HELD FOR SALE Assets to be disposed that meet the held for sale criteria are reported at the lower of the carrying amount and fair value, less costs to sell, and are no longer depreciated.
Goodwill and Intangible assets

GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets upon acquisition of a business. Goodwill is assigned to the reporting units that are expected to benefit from the business acquisition which, after integration of operations with the railway network, may be different than the acquired business.

The carrying value of goodwill, which is not amortized, is assessed for impairment annually in the fourth quarter of each year, or more frequently as economic events dictate. The fair value of the reporting unit is compared to its carrying value, including goodwill. If the fair value of the reporting unit is less than its carrying value goodwill is potentially impaired. The impairment charge that would be recognized is the excess of the carrying value of the goodwill over the fair value of the goodwill, determined in the same manner as in a business combination.

Intangible assets with finite lives are amortized on a straight-line basis over the estimated useful lives of the respective assets. The option to expand the track network has an amortization period of 100 years. Favourable leases, customer relationships and interline contracts have amortization periods ranging from four to 20 years. When there is a change in the estimated useful life of an intangible asset with a finite life, amortization is adjusted prospectively.

Financial instruments

FINANCIAL INSTRUMENTS

Financial instruments are contracts that give rise to a financial asset of one party and a financial liability or equity instrument of another party.

Financial instruments are recognized initially at fair value, which is the amount of consideration that would be agreed upon in an arm’s length transaction between willing parties.
Subsequent measurement depends on how the financial instrument has been classified. Accounts receivable and investments, classified as loans and receivables, are measured at amortized cost, using the effective interest method. Certain equity investments, classified as available for sale, are recognized at cost as fair value cannot be reliably established. Cash and cash equivalents and long-term floating rate notes are classified as held for trading and are measured at fair value. Accounts payable, accrued liabilities, short-term borrowings, dividends payable, other long-term liabilities and long-term debt, classified as financial liabilities, are also measured at amortized cost.

Derivative financial instruments

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial and commodity instruments may be used from time to time by the Company to manage its exposure to risks relating to foreign currency exchange rates, stock-based compensation, interest rates and fuel prices. When CP utilizes derivative instruments in hedging relationships, CP identifies, designates and documents those hedging transactions and regularly tests the transactions to demonstrate effectiveness in order to continue hedge accounting.

All derivative instruments are classified as held for trading and recorded at their fair value. Any change in the fair value of derivatives not designated as hedges is recognized in the period in which the change occurs in the Consolidated Statement of Income in the line item to which the derivative instrument is related. On the Consolidated Balance Sheet they are classified in “Other assets”, “Other long-term liabilities” and “Other current assets” or “Accounts payable and accrued liabilities” as applicable. Gains and losses arising from derivative instruments affect the following income statement lines: “Revenues”, “Compensation and benefits”, “Fuel”, “Other income and charges”, and “Net interest expense”.

For fair value hedges, the periodic change in value is recognized in income, on the same line as the changes in values of the hedged items are also recorded. For a cash flow hedge, the change in value of the effective portion is recognized in “Other comprehensive loss”. Any ineffectiveness within an effective cash flow hedge is recognized in income as it arises in the same income account as the hedged item. Should a cash flow hedge relationship become ineffective, previously unrealized gains and losses remain within “Accumulated other comprehensive loss” until the hedged item is settled and, prospectively, future changes in value of the derivative are recognized in income. The change in value of the effective portion of a cash flow hedge remains in “Accumulated other comprehensive loss” until the related hedged item settles, at which time amounts recognized in “Accumulated other comprehensive loss” are reclassified to the same income or balance sheet account that records the hedged item.

In the Consolidated Statement of Cash Flows, cash flows relating to derivative instruments designated as hedges are included in the same line as the related hedged item.

The Company from time to time enters into foreign exchange forward contracts to hedge anticipated sales in U.S. dollars, the related accounts receivable and future capital acquisitions. Foreign exchange translation gains and losses on foreign currency-denominated derivative financial instruments used to hedge anticipated U.S. dollar-denominated sales are recognized as an adjustment of the revenues when the sale is recorded. Those used to hedge future capital acquisitions are recognized as an adjustment of the property amount when the acquisition is recorded.

The Company also occasionally enters into foreign exchange forward contracts as part of its short-term cash management strategy. These contracts are not designated as hedges due to their short-term nature and are carried on the Consolidated Balance Sheet at fair value. Changes in fair value are recognized in income in the period in which the change occurs.

The Company enters into interest rate swaps to manage the risk related to interest rate fluctuations. These swap agreements require the periodic exchange of payments without the exchange of the principal amount on which the payments are based. Interest expense on the debt is adjusted to include the payments owing or receivable under the interest rate swaps.

The Company from time to time enters into bond forwards to fix interest rates for anticipated issuances of debt. These agreements are usually accounted for as cash flow hedges with gains and losses recorded in “Accumulated other comprehensive loss” and amortized to “Net interest expense” in the period that interest on the related debt is charged.

The Company has a fuel-hedging program under which CP acquires crude oil and / or diesel future contracts for a portion of its diesel fuel purchases to reduce the risk of price volatility affecting future cash flows. In addition, foreign exchange forward contracts may be used as part of the fuel-hedging program to manage the foreign exchange variability component of CP’s fuel price risk. These agreements are usually accounted for as cash flow hedges, however, on occasion derivatives of a short-term duration may not be designated as a hedge for accounting purposes. The gains or losses on the hedge contracts are applied against the corresponding fuel purchases in the period during which the hedging contracts mature.

The Company, prior to 2010, entered into derivatives called Total Return Swaps (“TRS”) to mitigate fluctuations in tandem share appreciation rights (“TSAR”), deferred share units (“DSU”) and restricted share units (“RSU”). These are not designated as hedges and are recorded at market value with the offsetting gain or loss reflected in “Compensation and benefits”.

Restructuring accrual
RESTRUCTURING ACCRUAL

Restructuring liabilities are recorded at their present value. The discount related to liabilities is amortized to “Compensation and benefits” over the payment period. Provisions for labour restructuring are recorded in “Other long-term liabilities”, except for the current portion, which is recorded in “Accounts payable and accrued liabilities”.

Environmental remediation

ENVIRONMENTAL REMEDIATION

Environmental remediation accruals, recorded on an undiscounted basis, cover site-specific remediation programs. Provisions for environmental remediation costs are recorded in “Other long-term liabilities”, except for the current portion, which is recorded in “Accounts payable and accrued liabilities”.

Income taxes

INCOME TAXES

The Company follows the liability method of accounting for income taxes. Deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect of a change in income tax rates on deferred income tax assets and liabilities is recognized in income in the period during which the change occurs.

When appropriate, we record a valuation allowance against deferred tax assets to reflect that these tax assets may not be realized. In determining whether a valuation allowance is appropriate, we consider whether it is more likely than not that all or some portion of our deferred tax assets will not be realized, based on management’s judgments using available evidence about future events.

At times, we may claim tax benefits that may be challenged by a tax authority. We recognize tax benefits only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.

Investment tax credits are deferred on the Consolidated Balance Sheet and amortized to “Income tax expense” as the related asset is recognized in income.

Earnings per share

EARNINGS PER SHARE

Basic earnings per share are calculated using the weighted average number of Common Shares outstanding during the year. Diluted earnings per share are calculated using the treasury stock method for determining the dilutive effect of options.

Stock-based compensation

STOCK-BASED COMPENSATION

CP follows the fair value based approach to account for stock options. Compensation expense and an increase in additional paid-in capital are recognized for stock options over their vesting period, or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period, based on their estimated fair values on the grant date, as determined using the Black-Scholes option-pricing model.

With the granting of regular stock options, employees may be simultaneously granted share appreciation rights, which provide the employee the choice to either exercise the stock option for shares, or to exercise the TSAR and thereby receive the intrinsic value of the stock option in cash. Options with TSARs are awards that may call for settlement in cash and, therefore, are recorded as liabilities. CP follows the fair value based approach to account for the TSAR liability. The liability is fair valued and changes in the liability are recorded in “Compensation and benefits” expense over the vesting period, or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period, until exercised. If an employee chooses to exercise the option, thereby cancelling the TSAR, both the exercise price and the liability are settled to “Share capital”.

Forfeitures of options and tandem options are estimated at issuance and subsequently at the balance sheet date.

Any consideration paid by employees on exercise of stock options is credited to share capital when the option is exercised and the recorded fair value of the option is removed from additional paid-in capital and credited to share capital.

Compensation expense is also recognized for TSARs, DSUs, performance share units (“PSUs”) and RSUs using the fair value method. Forfeitures of TSARs, DSUs, PSUs and RSUs are estimated at issuance and subsequently at the balance sheet date.

The employee share purchase plan (“ESPP”) gives rise to compensation expense that is recognized using the issue price, by amortizing the cost over the vesting period or over the period from the grant date to the date employees become eligible to retire when this is shorter than the vesting period.

Accounting changes (Policies)	12 Months Ended
Dec. 31, 2010
Accounting changes (Policies) [Abstract]
Consolidations

CONSOLIDATIONS

In June 2009, the FASB issued Amendments to Consolidation of Variable Interest Entities. The guidance retains the scope of the previous guidance and removes the exemption of entities previously considered qualifying special purpose entities. In addition, it replaces the previous quantitative approach with a qualitative analysis approach for determining whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. The guidance is further amended to require ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and requires enhanced disclosures about an enterprise’s involvement in a variable interest entity. The guidance is applicable to all variable interest entities that existed at January 1, 2010, the date of adoption, or are created thereafter. The Company has variable interests in variable interest entities, however, the adoption of the new guidance did not change the previous assessment that the Company is not the primary beneficiary and as such does not consolidate the variable interest entities. Additional note disclosure regarding the nature of the Company’s variable interests and where judgment was required to assess the primary beneficiary of these variable interest entities has been provided in Note 28.

Accounting for transfers of financial assets

ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS

The FASB has released additional guidance with respect to the accounting and disclosure of transfers of financial assets such as securitized accounts receivable. Although the Company currently does not have an accounts receivable securitization program, the guidance, which includes revisions to the derecognition criteria in a transfer and the treatment of qualifying special purpose entities, would be applicable to any future securitization. The new guidance is effective for the Company from January 1, 2010. The adoption of this guidance had no impact to the Company’s financial statements.

Fair value measurement and disclosure

FAIR VALUE MEASUREMENT AND DISCLOSURE

In January 2010, the FASB amended the disclosure requirements related to fair value measurements. The update provides for new disclosures regarding transfers in and out of Level 1 and Level 2 financial asset and liability categories and expanded disclosures in the Level 3 reconciliation (see Note 21 for a definition of Level 1, 2 and 3 financial asset and liability categories). The update also provides clarification that the level of disaggregation should be at the class level and that disclosures about inputs and valuation techniques are required for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the expanded disclosures in the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance resulting in expanded note disclosure in Note 21.

Rail grinding

RAIL GRINDING

During the second quarter of 2010, the Company changed its accounting policy for the treatment of rail grinding costs. In prior periods, CP had capitalized such costs and depreciated them over the expected economic life of the rail grinding. The Company concluded that, although the accounting treatment was within acceptable accounting standards, it is preferable to expense the costs as incurred, given the subjectivity in determining the expected economic life and the associated depreciation methodology. The accounting policy change has been accounted for on a retrospective basis. The effects of the adjustment to January 1, 2010 resulted in an adjustment to decrease net properties by  $89.0 million, deferred income taxes by  $26.3 million, and shareholders equity by  $62.7 million. As a result of the change the following increases (decreases) to financial statement line items occurred:

	For the year ended December 31
(in millions of Canadian dollars, except per share data)	2010	2009	2008
Changes to Consolidated Statement of Income and Comprehensive Income (Loss)
Depreciation and amortization	$(15.7)	$(14.0)	$(8.9)
Compensation and benefits	2.3	2.8	2.7
Fuel	–	0.1	0.1
Materials	0.8	1.8	1.7
Purchased services and other	13.8	15.9	15.4

Total operating expenses	1.2	6.6	11.0
Income tax expense	(0.7)	(1.2)	(3.2)

Net income	$(0.5)	$(5.4)	$(7.8)

Basic earnings per share	$–	$(0.03)	$(0.05)
Diluted earnings per share	$–	$(0.03)	$(0.05)

Other comprehensive income (loss)	0.9	2.4	(2.8)

Comprehensive income (loss)	$0.4	$(3.0)	$(10.6)

Changes to Consolidated Statement of Cash Flows
Cash provided by operating activities (decrease)	$(16.9)	$(20.6)	$(19.9)
Cash used in investing activities (decrease)	$(16.9)	$(20.6)	$(19.9)

				As at
	As at December 31,			January 1,
	2010	2009	2008	2008
Changes to Consolidated Balance Sheet
Net properties	$(88.6)	$(89.0)	$(86.2)	$(70.6)
Deferred income tax liability	(26.3)	(26.3)	(26.5)	(21.5)
Accumulated other comprehensive loss (income)	2.5	1.6	(0.8)	2.0
Retained earnings	(64.8)	(64.3)	(58.9)	(51.1)

Reclassification of comparative figures	RECLASSIFICATION OF COMPARATIVE FIGURES Certain comparative figures have been reclassified in order to be consistent with the 2010 presentation.
Future accounting changes	FUTURE ACCOUNTING CHANGES There have been no new accounting pronouncements issued that are expected to have a significant impact to the Company’s financial statements.

Accounting changes (Tables)	12 Months Ended
Dec. 31, 2010
Accounting changes (Tables) [Abstract]
Changes to Consolidated Statement of Income and Comprehensive Income

	For the year ended December 31
(in millions of Canadian dollars, except per share data)	2010	2009	2008
Changes to Consolidated Statement of Income and Comprehensive Income (Loss)
Depreciation and amortization	$(15.7)	$(14.0)	$(8.9)
Compensation and benefits	2.3	2.8	2.7
Fuel	–	0.1	0.1
Materials	0.8	1.8	1.7
Purchased services and other	13.8	15.9	15.4

Total operating expenses	1.2	6.6	11.0
Income tax expense	(0.7)	(1.2)	(3.2)

Net income	$(0.5)	$(5.4)	$(7.8)

Basic earnings per share	$–	$(0.03)	$(0.05)
Diluted earnings per share	$–	$(0.03)	$(0.05)

Other comprehensive income (loss)	0.9	2.4	(2.8)

Comprehensive income (loss)	$0.4	$(3.0)	$(10.6)

Changes to Consolidated Statement of Cash Flows
Cash provided by operating activities (decrease)	$(16.9)	$(20.6)	$(19.9)
Cash used in investing activities (decrease)	$(16.9)	$(20.6)	$(19.9)

Changes to Consolidated Balance Sheet

				As at
	As at December 31,			January 1,
	2010	2009	2008	2008
Changes to Consolidated Balance Sheet
Net properties	$(88.6)	$(89.0)	$(86.2)	$(70.6)
Deferred income tax liability	(26.3)	(26.3)	(26.5)	(21.5)
Accumulated other comprehensive loss (income)	2.5	1.6	(0.8)	2.0
Retained earnings	(64.8)	(64.3)	(58.9)	(51.1)

Other income and charges (Tables)	12 Months Ended
Dec. 31, 2010
Other income and charges (Tables) [Abstract]
Other income and charges

(in millions of Canadian dollars)	2010	2009	2008
Accretion income on long-term floating rate notes (Note 21)	$(5.9)	$(2.9)	$–
(Gain) loss in fair value of long-term floating rate notes/asset backed commercial paper (Note 21)	(3.4)	(6.3)	49.4
Net loss on repurchase of debt (Note 20)	–	16.6	–
Other foreign exchange (gains) losses	(9.4)	(0.4)	6.1
Foreign exchange (gain) loss on long-term debt	(2.3)	(3.6)	5.8
Other	9.0	9.0	11.0

Total other income and charges	$(12.0)	$12.4	$72.3

Net interest expense (Tables)	12 Months Ended
Dec. 31, 2010
Net interest expense (Tables) [Abstract]
Net interest expense

(in millions of Canadian dollars)	2010	2009	2008
Interest cost	$287.7	$305.1	$291.3
Interest capitalized to net properties	(19.6)	(19.2)	(30.9)

Interest expense	268.1	285.9	260.4
Interest income	(10.8)	(18.3)	(20.8)

Net interest expense	$257.3	$267.6	$239.6

Interest expense includes interest on capital leases of  $22.4 million for the year ended December 31, 2010 (2009 –  $26.8 million; 2008 –  $20.3 million).

Income taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income taxes (Tables) [Abstract]
Components of income tax expense

The following is a summary of the major components of the Company’s income tax expense:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars)	2010	(Note 2)	(Note 2)
Current income tax expense (recovery)	$8.9	$(51.7)	$(20.4)

Deferred income tax expense
Origination and reversal of temporary differences	244.9	242.6	151.1
Effect of tax rate decreases	–	(35.3)	(10.4)
Effect of hedge of net investment in foreign subsidiaries	(18.2)	(31.7)	41.6
Tax credits	(16.0)	(16.4)	(3.8)
Other	0.5	(26.2)	(7.9)

Total deferred income tax expense	211.2	133.0	170.6

Total income taxes	$220.1	$81.3	$150.2

Income before income tax expense
Canada	$576.6	$602.3	$162.9
Foreign	294.2	29.0	615.1

Total income before income tax expense	$870.8	$631.3	$778.0

Income tax expense (recovery)
Current
Canada	$(0.8)	$(51.0)	$14.0
Foreign	9.7	(0.7)	(34.4)

Total current income tax expense (recovery)	8.9	(51.7)	(20.4)

Deferred
Canada	122.6	81.4	63.6
Foreign	88.6	51.6	107.0

Total deferred income tax expense	211.2	133.0	170.6

Total income taxes	$220.1	$81.3	$150.2

Component of deferred income tax assets and liabilities
The provision for deferred income taxes arises from temporary differences in the carrying values of assets and liabilities for financial statement and income tax purposes and the effect of loss carry forwards. The items comprising the deferred income tax assets and liabilities are as follows:

		2009
		Restated
(in millions of Canadian dollars)	2010	(Note 2)
Deferred income tax assets
Restructuring liability	$22.1	$21.4
Amount related to tax losses carried forward	333.6	224.2
Liabilities carrying value in excess of tax basis	266.7	358.6
Future environmental remediation costs	38.4	42.6
Other	123.5	82.4

Total deferred income tax assets	784.3	729.2

Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,465.6	2,389.1
Other long-term assets carrying value in excess of tax basis	17.8	8.9
Other	23.4	21.8

Total deferred income tax liabilities	2,506.8	2,419.8

Total net deferred income tax liabilities	1,722.5	1,690.6
Current deferred income tax assets	222.3	128.1

Long-term deferred income tax liabilities	$1,944.8	$1,818.7

Expected income tax expense reconciled to income tax expense

The Company’s consolidated effective income tax rate differs from the expected statutory tax rates. Expected income tax expense at statutory rates is reconciled to income tax expense as follows:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars, except percentage)	2010	(Note 2)	(Note 2)
Statutory federal and provincial income tax rate	29.15%	30.71%	31.53%

Expected income tax expense at Canadian enacted statutory tax rates	$253.8	$193.9	$245.3
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3.2)	(24.7)	(63.3)
Canadian tax rate differentials	(9.7)	(26.1)	(18.0)
Foreign tax rate differentials	0.2	(7.1)	(1.1)
Effect of tax rate decreases	–	(34.5)	(10.2)
Tax credits	(16.0)	(16.4)	(3.8)
Other	(5.0)	(3.8)	1.3

Income tax expense	$220.1	$81.3	$150.2

Reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States

The following table provides a reconciliation of uncertain tax positions in relation to unrecognized tax benefits for Canada and the United States for the year ended December 31, 2010:

(in millions of Canadian dollars)	2010	2009	2008
Unrecognized tax benefits at January 1	$87.7	$85.6	$79.2
Increase in unrecognized:
Tax benefits related to the current year	5.2	13.9	9.4
Gross uncertain tax benefits related to prior years	1.9	11.2	7.7
Accrued interest and penalties on uncertain tax benefits	3.7	18.2	7.6
Dispositions:
Gross uncertain tax benefits related to prior years	(4.9)	(14.7)	(13.5)
Settlements with tax authorities	(3.2)	(26.5)	–
Accrued interest and penalties on uncertain tax benefits	(10.5)	–	(4.8)

Unrecognized tax benefits as at December 31	$79.9	$87.7	$85.6

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per share (Tables) [Abstract]
Reconciled number of shares used in the earnings per share calculations
The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2010	2009	2008
Weighted average shares outstanding	168.8	166.3	153.7
Dilutive effect of weighted average number of stock options	0.4	0.5	1.8

Weighted average diluted shares outstanding	169.2	166.8	155.5

Other comprehensive loss and accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2010
Other comprehensive loss and accumulated other comprehensive loss (Tables) [Abstract]
Accumulated other comprehensive loss, net of tax

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

		2009
		Restated
(in millions of Canadian dollars)	2010	(Note 2)
Unrealized foreign exchange loss on translation of the net investment in U.S. subsidiaries	$(308.5)	$(184.6)
Unrealized foreign exchange gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	372.7	249.3
Deferred loss on settled hedge instruments	(17.0)	(18.3)
Unrealized effective gains on cash flow hedges	1.9	1.7
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,134.9)	(1,792.8)

Accumulated other comprehensive loss	$(2,085.8)	$(1,744.7)

Other comprehensive loss and the related tax effects
Components of other comprehensive loss and the related tax effects are as follows:

		2009	2008
		Restated	Restated
(in millions of Canadian dollars)	2010	(Note 2)	(Note 2)
Accumulated other comprehensive loss – January 1	$(1,744.7)	$(1,225.2)	$(853.4)
Other comprehensive loss:
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	(123.9)	(244.0)	302.3
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (net of tax of $(18.2) million, $(31.7) million, and $41.6 million, respectively)	123.4	215.0	(266.4)
Change in derivatives designated as cash flow hedges:
Realized (gain) loss on cash flow hedges recognized in income (net of tax of $nil, $(1.4) million, and $3.2 million, respectively)	(0.1)	3.4	(7.8)
Unrealized gain (loss) on cash flow hedges (net of tax of $(0.8) million, $(0.8) million, and $1.4 million, respectively)	1.6	1.7	(3.7)
Change in pension and other benefits actuarial gains and losses (net of tax of $120.5 million, $170.8 million and $141.2 million, respectively)	(350.7)	(511.5)	(380.1)
Change in prior service pension and other benefit costs (net of tax of $(3.0) million, $(5.3) million and $6.0 million, respectively)	8.6	15.9	(16.1)

Other comprehensive loss	(341.1)	(519.5)	(371.8)

Accumulated other comprehensive loss – December 31	$(2,085.8)	$(1,744.7)	$(1,225.2)

Change in non cash working capital balances related to operations (Tables)	12 Months Ended
Dec. 31, 2010
Change in non cash working capital balances related to operations (Tables) [Abstract]
Changes in non-cash working capital balances related to operations

(in millions of Canadian dollars)	2010	2009	2008
Source (use) of cash:
Accounts receivable, net	$(8.8)	$206.4	$(47.9)
Materials and supplies	22.5	75.5	(23.4)
Other current assets	(1.3)	18.5	(21.2)
Accounts payable and accrued liabilities	(28.7)	(197.7)	(39.7)

Change in non-cash working capital	$(16.3)	$102.7	$(132.2)

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2010
Cash and cash equivalents (Tables) [Abstract]
Cash and cash equivalents

(in millions of Canadian dollars)	2010	2009
Cash	$38.9	$35.8
Short-term investments:
Government guaranteed investments	119.1	628.6
Deposits with financial institutions	202.6	14.7

Total cash and cash equivalents	$360.6	$679.1

Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2010
Accounts receivable, net (Tables ) [Abstract]
Accounts receivable, net

(in millions of Canadian dollars)	2010	2009
Freight	$327.1	$316.8
Non-freight	162.0	155.2

	489.1	472.0
Allowance for doubtful accounts	(30.1)	(31.0)

	459.0	441.0
Accounts receivable from a financial institution	–	214.1

Total accounts receivable, net	$459.0	$655.1

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments (Tables) [Abstract]
Investments

(in millions of Canadian dollars)	2010	2009
Rail investments accounted for on an equity basis (Notes 4 and 16)	$58.1	$56.1
Long-term floating rate notes (Note 21)	69.5	69.3
Other investments	17.3	31.3

Total investments	$144.9	$156.7

Properties (Tables)	12 Months Ended
Dec. 31, 2010
Properties (Tables) [Abstract]
Properties

					2009
	Average annual	2010				Restated (Note 2)
	depreciation		Accumulated	Net book		Accumulated	Net book
(in millions of Canadian dollars)	rate	Cost	depreciation	value	Cost	depreciation	value
Track and roadway	3.0%	$11,980.3	$3,305.2	$8,675.1	$11,666.8	$3,237.2	$8,429.6
Buildings	3.0%	440.4	265.9	174.5	357.4	115.4	242.0
Rolling stock	2.8%	3,244.6	1,319.1	1,925.5	3,358.8	1,324.9	2,033.9
Information systems(1)	8.5%	600.0	303.5	296.5	591.6	279.3	312.3
Other	4.9%	1,354.8	429.6	925.2	1,387.3	426.6	960.7

Total		$17,620.1	$5,623.3	$11,996.8	$17,361.9	$5,383.4	$11,978.5

(1)	Net additions during 2010 were $53.7 million (2009 – $39.1 million; 2008 – $37.5 million) and depreciation expense was $54.1 million (2009 – $40.1 million; 2008 – $35.3 million).

Capital leases included in properties

CAPITAL LEASES INCLUDED IN PROPERTIES

	2010			2009
		Accumulated	Net book		Accumulated	Net book
(in millions of Canadian dollars)	Cost	depreciation	value	Cost	depreciation	value
Buildings	$0.5	$0.1	$0.4	$0.5	$0.1	$0.4
Rolling stock	517.6	151.9	365.7	525.3	137.1	388.2
Other	2.2	1.2	1.0	4.5	1.8	2.7

Total assets held under capital lease	$520.3	$153.2	$367.1	$530.3	$139.0	$391.3

During 2010, properties were acquired under the Company’s capital program at an aggregate cost of  $743.4 million (2009 –  $703.3 million; 2008 –  $905.3 million),  $1.1 million of which were acquired by means of capital leases (2009 –  $0.8 million; 2008 –  $79.5 million). Cash payments related to capital purchases were  $726.1 million in 2010 (2009 –  $703.5 million; 2008 –  $815.9 million).

Equity Income (Tables)	12 Months Ended
Dec. 31, 2010
Equity Income (Tables) [Abstract]
Summary of significant accounts for the company's investment

Period from January 1 to
(in millions of Canadian dollars)	October 29, 2008
Revenues	$300.7
Revenues less operating expenses	86.2
Net income	50.9

Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and intangible assets (Tables) [Abstract]
Goodwill and intangible assets

			Intangible assets
			Accumulated	Net carrying
(in millions of Canadian dollars)	Goodwill	Cost	amortization	amount
Balance at December 31, 2008	$179.6	$59.6	$(2.0)	$57.6
Amortization	–	–	(2.5)	(2.5)
Foreign exchange impact	(24.7)	(7.7)	–	(7.7)

Balance at December 31, 2009	$154.9	$51.9	$(4.5)	$47.4
Amortization	–	–	(1.7)	(1.7)
Foreign exchange impact	(8.3)	(2.5)	–	(2.5)

Balance at December 31, 2010	$146.6	$49.4	$(6.2)	$43.2

Other assets (Tables)	12 Months Ended
Dec. 31, 2010
Other assets (Tables) [Abstract]
Other assets

(in millions of Canadian dollars)	2010	2009
Unamortized fees on long-term debt	$50.0	$47.4
Long-term receivables	6.6	32.9
Contracted customer incentives	13.7	14.4
Long-term materials	10.0	13.5
Other	60.3	67.6

Total other assets	$140.6	$175.8

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accounts payable and accrued liabilities (Tables) [Abstract]
Accounts payable and accrued liabilities

(in millions of Canadian dollars)	2010	2009
Trade payables	$226.0	$249.3
Payroll-related accruals	165.1	145.6
Accrued vacation	77.5	83.0
Accrued charges	191.0	177.8
Accrued interest	64.0	64.1
Personal injury and other claims provision	50.5	75.1
Provision for environmental remediation and restructuring	42.9	34.3
Stock-based compensation liabilities	66.3	41.5
Total return swap	6.0	18.2
Income and other taxes payable	30.9	31.9
Dividends payable	45.7	41.7
Other	41.9	38.2

Total accounts payable and accrued liabilities	$1,007.8	$1,000.7

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2010
Long-term debt (Tables) [Abstract]
Components of long-term debt

		Currency
		in which
(in millions of Canadian dollars)	Maturity	payable	2010	2009
4.90% 7-year Medium Term Notes (A)	June 2010	CDN $	$–	$350.0
6.250% 10-year Notes (A)	Oct. 2011	US $	249.7	266.1
5.75% 5-year Notes (A)	May 2013	US $	103.0	105.6
6.50% 10-year Notes (A)	May 2018	US $	272.9	288.2
6.25% 10-year Medium Term Notes (A)	June 2018	CDN $	373.2	372.9
7.250% 10-year Notes (A)	May 2019	US $	344.7	363.9
9.450% 30-year Debentures (A)	Aug. 2021	US $	248.6	262.7
4.450% 12.5-year Notes (A)	Mar. 2023	US $	346.6	–
7.125% 30-year Debentures (A)	Oct. 2031	US $	348.1	367.8
5.750% 30-year Debentures (A)	Mar. 2033	US $	248.6	261.8
5.95% 30-year Notes (A)	May 2037	US $	440.1	465.4
6.45% 30-year Notes (A)	Nov. 2039	CDN $	400.0	400.0
Secured Equipment Loan (B)	Aug. 2015	CDN $	128.2	136.4
5.41% Senior Secured Notes (C)	Mar. 2024	US $	121.1	133.7
6.91% Secured Equipment Notes (D)	Oct. 2024	CDN $	194.1	202.2
5.57% Senior Secured Notes (E)	Dec. 2024	US $	62.8	68.0
7.49% Equipment Trust Certificates (F)	Jan. 2021	US $	103.2	112.6
Bank loan (5.883%) (G)	June 2010	CDN $	–	219.8
Other long-term loans (nil% – 5.50%)	2014-2024	US $	4.4	5.3
Obligations under capital leases (4.90% – 7.63%) (H)	2011-2026	US $	286.6	319.7
Obligations under capital leases (12.77%) (H)	Jan. 2031	CDN $	3.2	3.0

			4,279.1	4,705.1
Perpetual 4% Consolidated Debenture Stock (I)		US $	30.2	32.0
Perpetual 4% Consolidated Debenture Stock (I)		GB£	5.6	6.4

			4,314.9	4,743.5
Less: Long-term debt maturing within one year			281.7	605.3

			$4,033.2	$4,138.2

Summarized principal amount, carrying amount and cost to redeem repurchased debt

		Principal		Carrying	Cost to
		amount		amount	redeem
(in millions)	Maturity	in USD		in CDN(2)	in CDN
6.250% Notes	2011	$154.3		$184.1	$184.6
5.75% Notes	2013	298.6		342.7	359.1
6.50% Notes	2018	24.8	(1)	28.5	28.2

Total debt tendered		$477.7		$555.3	$571.9

(1) Includes US $2.7 million principal amount of debt repurchased prior to commencement of the debt tender.

(2) Net of deferred costs of  $1.4 million.

Capital lease obligations included in long-term

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2011	$29.4
	2012	28.3
	2013	26.8
	2014	167.7
	2015	12.9
	Thereafter	183.3

Total minimum lease payments		448.4
Less: Imputed interest		(158.6)

Present value of minimum lease payments		289.8
Less: Current portion		(8.5)

Long-term portion of capital lease obligations		$281.3

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instruments (Tables) [Abstract]
Interest rates and maturities long-term floating rate notes and ABCP, discount rates and credit losses modeled

	December 31, 2010	December 31, 2009
Probability weighted average coupon interest rate	0.8%	Nil
Weighted average discount rate	7.1%	7.9%
Expected repayments of long-term floating rate notes	Approximately 6 years	3 1/2 to 19 years
Credit losses	MAV 2 eligible asset notes: 1% to 100%	MAV 2 eligible asset notes: nil to 100%
	MAV 2 IA Tracking notes: N/A	MAV 2 IA Tracking notes: 25%
	MAV 3 Class 9 TA Tracking notes: 1%	MAV 3 Class 9 TA Tracking notes: nil

Change in the original cost and estimated fair value of long-term floating rate notes

	Original	Estimated
(in millions of Canadian dollars)	cost	fair value
As at January 1, 2009	$143.6	$72.7
Change due to restructuring, January 21, 2009	(0.8)	–
Redemption of notes	(13.7)	(8.0)
Accretion	–	2.9
Change in market assumptions	–	1.7

As at December 31, 2009	129.1	69.3
Redemption of notes	(12.1)	(7.7)
Accretion	–	5.9
Change in market assumptions	–	2.0

As at December 31, 2010	$117.0	$69.5

Sensitivity analysis

Sensitivity analysis is presented below for key assumptions at December 31, 2010:

	Change in fair value of
(in millions of Canadian dollars)	long-term floating rate notes
Coupon interest rate(1)
50 basis point increase	$	Nil
50 basis point decrease	$	Nil
Discount rate
50 basis point increase		$(1.9)
50 basis point decrease		$2.0

(1) Sensitivity is after reflecting anticipated credit losses.

Information on the location and amounts of gains and losses, before tax, related to derivatives

	Location of gain	Amount of gain (loss)			Amount of gain (loss)
	(loss) recognized	recognized in income on			recognized in other
	in income on	derivatives			comprehensive income on derivatives
(in millions of Canadian dollars)	derivatives	2010	2009	2008	2010	2009	2008
Derivatives designated as hedging instruments
Effective portion
Crude oil swaps	Fuel expense	$–	$4.2	$15.8	$–	$(3.2)	$(18.2)
Diesel future contracts	Fuel expense	2.5	(5.2)	–	1.6	6.9	(4.4)
FX contracts on fuel	Fuel expense	–	(0.4)	(1.8)	–	0.1	3.5
FX forward contracts	Other income and charges	(0.5)	–	–	(1.1)	–	–
Interest rate swaps	Net interest expense	3.5	5.5	3.1	–	–	–
	Other income and charges	–	6.5	–	–	–	–
Treasury rate locks	Net interest expense	(1.8)	(3.5)	(3.3)	1.8	3.5	3.0
Ineffective portion
Fuel hedges	Fuel expense	–	–	(0.1)	–	–	–
Treasury rate locks	Net interest expense	–	–	(1.1)	–	–	–
Derivatives not designated as hedging instruments
Total return swaps	Compensation and benefits	12.0	18.6	(64.1)	–	–	–
Diesel future contracts	Fuel expense	–	–	(9.7)	–	–	–
Heating oil crack spreads	Fuel expense	–	0.2	–	–	–	–
FX forward contracts	Other income and charges	–	(23.0)	73.0	–	–	–
Treasury rate locks	Net interest expense	–	(0.7)	1.3	–	–	–

		$15.7	$2.2	$13.1	$2.3	$7.3	$(16.1)

Information on the effective and ineffective portions, before tax, of the Company's net investment hedge

	Location of	Ineffective portion			Effective portion recognized
	ineffective portion	recognized in income			in other comprehensive
	recognized in	gain (loss)			income gain (loss)
(in millions of Canadian dollars)	income	2010	2009	2008	2010	2009	2008
FX on LTD within net investment hedge	Other income and charges	$2.6	$(1.8)	$9.9	$141.6	$246.7	$(308.0)

Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Other long-term liabilities (Tables) [Abstract]
Other long-term liabilities

(in millions of Canadian dollars)	2010	2009
Provision for environmental remediation, net of current portion(1)	$91.0	$106.5
Provision for restructuring, net of current portion(2) (Note 24)	45.6	57.5
Deferred gains on sale leaseback transactions	40.9	44.3
Deferred revenue on rights-of-way license agreements, net of current portion	36.2	40.6
Deferred income credits	30.1	38.0
Stock-based compensation liabilities, net of current portion	82.2	39.0
Asset retirement obligations (Note 23)	22.4	26.6
Other, net of current portion	119.6	127.4

Total other long-term liabilities	$468.0	$479.9

(1) As at December 31, 2010, the aggregate provision for environmental remediation, including the current portion was  $107.4 million (2009 –  $121.3 million).

(2) As at December 31, 2010, the aggregate provision for restructuring, including the current portion was  $72.1 million (2009 –  $77.0 million).

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2010
Asset Retirement Obligations (Tables) [Abstract]
Asset retirement obligations

(In millions of Canadian dollars)	2010	2009
Opening balance, January 1	$26.6	$31.9
Liabilities incurred	–	0.3
Accretion	1.7	1.8
Liabilities settled	(5.1)	(5.9)
Revision to estimated cash flows	(0.8)	(1.5)

Closing balance, December 31	$22.4	$26.6

Restructuring Accrual (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring Accrual (Tables) [Abstract]
Reconciliation of liabilities associated with restructuring accrual

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2010	2009
Opening balance, January 1	$77.0	$98.6
Accrued	13.0	1.2
Payments	(20.3)	(27.0)
Amortization of discount(1)	3.6	7.4
Foreign exchange impact	(1.2)	(3.2)

Closing balance, December 31	$72.1	$77.0

(1) Amortization of discount is charged to income as “Compensation and benefits”.

Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2010
Shareholders' equity (Tables) (Abstract)
Analysis of common share balances

An analysis of Common Share balances is as follows:

(number of shares in millions)	2010	2009
Share capital, January 1	168.5	153.8
Shares issued	–	13.9
Shares issued under stock option plans	0.7	0.8

Share capital, December 31	169.2	168.5

Pensions and other benefits (Tables)	12 Months Ended
Dec. 31, 2010
Pensions and other benefits (Tables) [Abstract]
Net periodic benefit cost for DB pension plans and other benefits
The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2010	2009	2008	2010	2009	2008
Current service cost (benefits earned by employees in the year)	$86.0	$67.1	$97.4	$15.6	$14.3	$16.1
Interest cost on benefit obligation	464.0	482.2	445.2	27.8	29.1	27.0
Expected return on fund assets	(598.3)	(557.3)	(583.2)	(0.7)	(0.9)	(0.7)
Recognized net actuarial loss (gain)	71.5	7.4	47.8	1.9	34.8	(1.9)
Amortization of prior service costs	13.1	22.7	21.4	(1.5)	(1.5)	(1.5)
Settlement gain(1)	–	–	–	–	(8.0)	(4.8)

Net periodic benefit cost	$36.3	$22.1	$28.6	$43.1	$67.8	$34.2

(1) Settlement gains resulted from certain post-retirement benefit obligations being assumed by a U.S. national multi-employer benefit plan.

Information about DB pension plans and other benefits

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation at January 1	$8,032.8	$7,068.3	$484.1	$438.0
Current service cost	86.0	67.1	15.6	14.3
Interest cost	464.0	482.2	27.8	29.1
Employee contributions	53.9	48.4	0.3	0.3
Benefits paid	(468.7)	(457.5)	(34.7)	(39.5)
Foreign currency changes	(8.0)	(22.8)	(1.2)	(5.1)
Actuarial loss	823.8	847.1	2.3	57.5
Release due to settlement	–	–	–	(10.5)

Projected benefit obligation at December 31	$8,983.8	$8,032.8	$494.2	$484.1

Change in fund assets:
Fair value of fund assets at January 1	$7,013.8	$6,118.5	$11.5	$12.1
Actual return on fund assets	880.3	723.0	0.2	0.3
Employer contributions	837.2	595.2	33.7	38.3
Employee contributions	53.9	48.4	0.3	0.3
Benefits paid	(468.7)	(457.5)	(34.7)	(39.5)
Foreign currency changes	(6.1)	(13.8)	–	–

Fair value of fund assets at December 31	$8,310.4	$7,013.8	$11.0	$11.5

Funded status – plan deficit	$(673.4)	$(1,019.0)	$(483.2)	$(472.6)

Amounts recognized in the Company's Consolidated Balance Sheet
Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Accounts payable and accrued liabilities	$–	$–	$40.9	$37.7
Pension and other benefit liabilities	673.4	1,019.0	442.3	434.9

Total amount recognized	$673.4	$1,019.0	$483.2	$472.6

Amounts recognized in accumulated other comprehensive loss

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2010	2009	2010	2009
Net actuarial loss:
Other than deferred investment losses	$2,309.2	$1,548.8	$98.9	$98.1
Deferred investment losses	547.2	837.2	–	–
Prior service cost	17.3	30.4	(3.4)	(4.9)
Deferred income tax	(807.4)	(690.2)	(26.9)	(26.6)

Total	$2,066.3	$1,726.2	$68.6	$66.6

Actuarial assumptions used were approximately

Actuarial assumptions used were approximately:

(percentages)	2010		2009		2008
Benefit obligation at December 31:
Discount rate	5.20		5.90		7.00
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.50	(2)	9.00	(2)
Benefit cost for year ended December 31:
Discount rate	5.90		7.00		5.60
Expected rate of return on fund assets	7.75		7.75		8.00
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.50	(2)	9.00	(2)	9.50	(2)

(1) The health care cost trend rate is assumed to be 8.0% in 2011, 2012, and 2013, and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and after.

(2) The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Summary of Impact of one-percentage point change in assumed health care cost trend rates

	One percentage	One percentage
(in millions of Canadian dollars) Favourable (unfavourable)	point increase	point decrease
Effect on the total of service and interest costs	(0.6)	0.6
Effect on post-retirement benefit obligation	(8.4)	8.2

Summary of Pension Plan Asset Allocation and current weighted average Policy Range

The Company’s pension plan asset allocation, and the current weighted average policy range for each major asset class, were as follows:

		Percentage of plan assets at December 31
Asset allocation (percentage)	Current policy range	2010	2009
Public equity securities	45 – 51	47.7	45.9
Debt securities	37 – 43	41.8	42.3
Real estate and infrastructure	8 – 16	10.5	11.8

Total		100.0	100.0

Summary of defined benefit pension plan assets at fair value

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2010 and a comparative summary at December 31, 2009:

	Quoted prices in	Significant other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
(in millions of Canadian dollars)	(Level 1)	(Level 2)	(Level 3)	Total
December 31, 2010
Cash and cash equivalents	$34.8	$71.3	$–	$106.1
Government bonds	–	2,398.1	–	2,398.1
Corporate bonds	–	940.9	–	940.9
Mortgages	–	15.6	5.2	20.8
Public equities
• Canada	1,050.5	67.0	–	1,117.5
• U.S. and international	2,437.9	44.6	–	2,482.5
Real estate	–	–	619.6	619.6
Infrastructure	–	–	254.2	254.2
Derivative assets(1)	–	370.7	–	370.7

	$3,523.2	$3,908.2	$879.0	$8,310.4

December 31, 2009
Cash and cash equivalents	$16.2	$238.2	$–	$254.4
Government bonds	–	1,935.2	–	1,935.2
Corporate bonds	–	753.6	–	753.6
Mortgages	–	15.8	11.8	27.6
Public equities
• Canada	793.9	59.7	–	853.6
• U.S. and international	2,036.3	54.6	–	2,090.9
Real estate	–	–	576.3	576.3
Infrastructure	–	–	240.2	240.2
Derivative assets(1)	–	284.1	–	284.1
Derivative liabilities(1)	–	(2.1)	–	(2.1)

	$2,846.4	$3,339.1	$828.3	$7,013.8

(1)	The Company’s pension funds utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); and bond forwards to reduce asset/liability interest rate risk exposures (Level 2).

Summary of defined benefit pension plan assets measured at fair value using unobservable inputs

During 2010 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real Estate	Infrastructure	Total
As at January 1, 2009	$27.9	$596.4	$198.7	$823.0
Contributions	–	–	63.7	63.7
Disbursements	(16.1)	(5.0)	–	(21.1)
Decrease in net unrealized gains	–	(15.1)	(22.2)	(37.3)

As at December 31, 2009	$11.8	$576.3	$240.2	$828.3
Contributions	–	10.0	52.9	62.9
Disbursements	(7.2)	(17.0)	(44.2)	(68.4)
Net realized gain (loss)	–	26.3	(2.0)	24.3
Increase in net unrealized gains	0.6	24.0	7.3	31.9

As at December 31, 2010	$5.2	$619.6	$254.2	$879.0

Summary of Estimated future pension and other post-retirement benefit payments

The estimated future pension and other post-retirement benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits
2011	$459.7	$38.9
2012	469.4	39.3
2013	486.7	39.7
2014	505.1	40.5
2015	525.0	41.4
2016 – 2020	2,912.6	215.4

Stock- Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Stock-based compensation (Tables) [Abstract]
Fixed stock option plans

The following table summarizes the Company’s fixed stock option plans (that do not have a TSAR attached to them) as of December 31:

			Nonvested options
	Options outstanding			Weighted
		Weighted		average
	Number of	average	Number of	grant date
	options	exercise price	options	fair value
Outstanding, January 1, 2010	4,094,296	$52.71	1,488,913	$17.34
New options granted	31,900	57.10	31,900	15.90
Exercised	(551,878)	48.41	NA	NA
Vested	NA	NA	(407,500)	14.97
Forfeited	(43,620)	57.71	(17,038)	17.61

Outstanding at December 31, 2010	3,530,698	$53.36	1,096,275	$18.18

Vested or expected to vest at December 31, 2010(1)	2,664,803	$48.75	NA	NA

Exercisable at December 31, 2010	2,434,423	$46.82	NA	NA

(1)	As at December 31, 2010, the weighted average remaining term of vested or expected to vest options was 4.4 years with an aggregate intrinsic value of $45.0 million.

Stock options outstanding and exercisable.

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average	Weighted	intrinsic		Weighted	intrinsic
Range of	Number of	years to	average	value	Number of	average	value
exercise prices	options	expiration	exercise price	(millions)	options	exercise price	(millions)
$27.62 – $40.47	959,298	2.1	$31.17	$32.1	956,448	$31.15	$32.0
$42.05 – $62.56	1,697,450	4.1	56.53	13.7	1,275,750	54.67	12.7
$62.90 – $74.89	873,950	4.5	71.56	–	202,225	71.46	–

Total(1)	3,530,698	3.6	$53.36	$45.8	2,434,423	$46.82	$44.7

(1)	As at December 31, 2010, the total number of in-the-money stock options outstanding was 2,663,398 with a weighted-average exercise price of $47.41. The weighted-average years to expiration of exercisable stock options is 3.9 years.

Weighted average fair value assumptions

	2010	2009	2008
Expected option life (years)(1)	6.25	5.0	4.39
Risk-free interest rate(2)	2.78%	2.35%	3.53%
Expected stock price volatility(3)	30%	23%	23%
Expected annual dividends per share(4)	$1.08	$0.99	$0.99
Estimated forfeiture rate(5)	0.7%	2.3%	2.0%
Weighted average grant date fair value of options granted during the year	$15.90	$6.52	$15.07

(1) Represents the period of time that awards are expected to be outstanding. Historical data on exercise behaviour was used to estimate the expected life of the option.

(2) Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.

(3) Based on the historical stock price volatility of the Company’s stock over a period commensurate with the expected term of the option.

(4)	Determined by the current annual dividend divided by the current stock price. The Company does not employ different dividend yields throughout the year.

(5)	The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.

Summarized information related to the Company's tandem share appreciation rights

The following table summarizes information related to the Company’s TSARs as of December 31:

			Nonvested TSARs
	TSARs outstanding			Weighted
		Weighted		average
	Number of	average	Number of	grant date
	TSARs	exercise price	TSARs	fair value
Outstanding, January 1, 2010	3,357,397	$45.92	1,375,587	$10.94
New TSARs granted	812,900	51.81	812,900	14.27
Exercised as TSARs	(7,720)	38.25	NA	NA
Exercised as Options	(145,317)	36.80	NA	NA
Vested	NA	NA	(407,500)	14.97
Forfeited	(18,350)	54.27	(14,012)	10.88

Outstanding at December 31, 2010	3,998,910	$47.43	1,766,975	$11.54

Vested or expected to vest at December 31, 2010(1)	3,990,461	$47.42	NA	NA

Exercisable at December 31, 2010	2,231,935	$47.31	NA	NA

(1) As at December 31, 2010, the weighted average remaining term of vested or expected to vest TSARs was 6.1 years with an aggregate intrinsic value of  $71.4 million.

Number of TSARs outstanding and exercisable

	TSARs outstanding				TSARs exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
	Number	years to	exercise	value	Number of	exercise	value
Range of exercise prices	of TSARs	expiration	price	(millions)	TSARs	price	(millions)
$27.62 – $40.47	1,574,635	5.0	$33.63	$48.8	837,785	$31.29	$27.9
$42.05 – $62.56	2,025,725	6.8	53.41	22.7	1,191,925	54.46	12.1
$62.90 – $74.89	398,550	7.0	71.50	–	202,225	71.46	–

Total(1)	3,998,910	6.1	$47.43	$71.5	2,231,935	$47.31	$40.0

(1) As at December 31, 2010, the total number of in-the-money TSARs outstanding was 3,602,610 with a weighted-average exercise price of  $44.77. The weighted-average years to expiration of exercisable TSARs is 4.2 years.

Total fair value of shares vested for all stock option plans

The following table refers to the total fair value of shares vested for all stock option plans (including TSARs) during the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Regular stock option plan	$6.1	$5.9	$5.4
Performance stock option plan	–	–	2.8
TSARs	6.1	5.9	5.4

Total	$12.2	$11.8	$13.6

Information related to all options exercised in the stock option plans

The following table provides information related to all options exercised in the stock option plans during the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Total intrinsic value	$10.1	$8.4	$19.4
Cash received by the Company upon exercise of options	32.4	24.2	19.6
Related tax benefits	0.4	0.1	0.1

Summary of Performance Share Unit Plan
The following table summarizes information related to the Company’s PSUs as at December 31:

	PSUs outstanding
		Weighted
		average
	Number of	grant date
	PSUs	fair value
Outstanding, January 1, 2010	422,534	$38.72
Granted	328,020	46.86
Units, in lieu of dividends	10,707	59.57
Vested	NA	NA
Forfeited	(24,816)	77.71
Cancelled	(35,977)	39.83

Outstanding at December 31, 2010	700,468	$41.41

Exercisable at December 31, 2010	–	–

Summary of Deferred Share Unit Plan

The following table summarizes information related to the DSUs as of December 31:

	2010	2009
Outstanding, January 1	345,843	292,982
Granted	37,802	55,273
Transferred from RSUs	18,756	–
Units, in lieu of dividends	6,226	7,093
Redeemed	(20,281)	(9,505)

Outstanding, December 31	388,346	345,843

Summary of total share based liabilities paid

The following table summarizes the total share based liabilities paid for each of the years ended December 31:

(in millions of Canadian dollars)	2010	2009	2008
Plan
TSARs	$0.2	$2.6	$1.6
DSUs	1.8	0.3	2.4

Total	$2.0	$2.9	$4.0

Segemented Information (Tables)	12 Months Ended
Dec. 31, 2010
Segemented Information (Tables) [Abstract]
Geographic information

(in millions of Canadian dollars)	Canada	United States	Total
2010
Revenues	$3,635.5	$1,346.0	$4,981.5
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458.2	$4,012.8	$12,471.0

2009 (Restated Note 2)
Revenues	$3,166.2	$1,236.0	$4,402.2
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,363.5	$4,134.2	$12,497.7

2008
Revenues	$3,921.5	$1,127.0	$5,048.5

Consolidating information

			Other	Consolidating
(in millions of Canadian dollars)	Canada	United States	countries	entries	Total
Revenues	$3,635.5	$1,346.0	$–	$–	$4,981.5
Operating expenses	2,921.9	1,027.9	–	(84.4)	3,865.4

Revenues less operating expenses	713.6	318.1	–	84.4	1,116.1
Net interest expense and other income and charges	226.6	81.8	(57.8)	(5.3)	245.3

Income before taxes	487.0	236.3	57.8	89.7	870.8
Income tax expense	104.8	97.1	1.5	16.7	220.1

Net income	$382.2	$139.2	$56.3	$73.0	$650.7

Current assets	$757.8	$508.4	$21.6	$(84.0)	$1,203.8
Net properties	6,334.3	3,744.5	–	1,918.0	11,996.8
Other long-term assets	1,460.2	268.6	1,291.6	(2,545.1)	475.3

Total assets	$8,552.3	$4,521.5	$1,313.2	$(711.1)	$13,675.9

Current liabilities	$1,105.0	$272.0	$1.2	$(88.7)	$1,289.5
Long-term liabilities	5,031.7	3,629.9	–	(1,099.9)	7,561.7
Shareholders’ equity	2,415.6	619.6	1,312.0	477.5	4,824.7

Total liabilities and shareholders’ equity	$8,552.3	$4,521.5	$1,313.2	$(711.1)	$13,675.9

Reconciliation Of Canadian GAAP To U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2010
Reconciliation Of Canadian GAAP To US GAAP (Tables) [Abstract]
Consolidated Net Income Reconciliation
Consolidated net income is reconciled from U.S. GAAP to Canadian GAAP in the following manner:

		2009	2008
(in millions of Canadian dollars, except per share data)	2010	Restated (Note 2)	Restated (Note 2)
Net income – U.S. GAAP	$650.7	$550.0	$627.8
Increased (decreased) by:
Pension costs (b)	(11.4)	17.0	(13.3)
Post-retirement benefits costs (b)	(10.0)	(9.8)	(9.6)
Post-employment benefits costs (c)	(4.9)	30.3	(11.0)
Termination and severance benefits (d)	–	1.5	8.7
Internal use software – additions (f)	16.8	3.8	18.1
Internal use software – depreciation (f)	(8.6)	(7.4)	(9.2)
Stock-based compensation (e)	2.5	14.7	(6.9)
Gain (loss) on ineffective portion of hedges (a)	1.9	2.2	(10.5)
Capitalized interest – additions (g)	(4.9)	(4.9)	(21.0)
Capitalized interest – depreciation (g)	6.4	12.3	5.3
Capital lease – equipment rents (j)	1.3	1.3	1.3
Capital lease – depreciation (j)	(0.9)	(0.9)	(0.9)
Capital lease – interest (j)	(0.5)	(0.6)	(0.5)
Future/deferred income tax expense related to above differences	4.4	(2.5)	21.1

Net income – Canadian GAAP	$642.8	$607.0	$599.4

		2009	2008
	2010	Restated (Note 2)	Restated (Note 2)
Earnings per share – Canadian GAAP
Basic earnings per share	$3.81	$3.65	$3.90
Diluted earnings per share	$3.80	$3.64	$3.86

Consolidated Balance Sheet reconciled
The Consolidated Balance Sheet is reconciled from U.S. GAAP to Canadian GAAP:

(in millions of Canadian dollars)	2010	2009
Assets
Current assets
Accounts receivable, net
Receivable from bank (i)	$–	$(214.1)
Long-term assets
Net properties
Capitalized interest (g)	(166.6)	(168.3)
Internal use software (f)	68.0	59.9
Stock-based compensation (e)	(1.1)	–
Capital leases (j)	7.8	8.7
Prepaid pension costs and other assets
Pension (b)	2,432.6	1,644.4
Transaction costs on long-term debt (i)	(46.9)	(43.6)
Investment tax credits and tax credit carryforwards (k)	28.2	–
Internal use software (f)	0.6	0.6

Total assets	$2,322.6	$1,287.6

(in millions of Canadian dollars)	2010	2009
Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities
Stock-based compensation (e)	$(12.2)	$(9.8)
Long-term debt maturing within one year
Capital leases (j)	0.9	0.9
Bank loan (i)	–	(214.1)
Long-term liabilities
Other long-term liabilities
Post-employment benefit liability (c)	(19.6)	(24.6)
Under funded status of defined benefit pension and other post-retirement plans (b)	(764.8)	(1,116.8)
Stock-based compensation (e)	(3.6)	(2.2)
Long-term debt
Capital leases (j)	7.3	8.1
Transaction costs on long-term debt (i)	(46.9)	(43.6)
Future/deferred income taxes	843.7	704.5

Total liabilities	4.8	(697.6)
Shareholders’ equity
Share capital
Stock-based compensation (e)	(26.1)	(24.7)
Contributed surplus/additional paid in capital
Stock-based compensation (e)	4.3	2.7
Retained income / earnings	203.4	211.4
Accumulated other comprehensive income
Funding status of defined benefit pension and other post-retirement plans (b)	2,134.9	1,792.8
Unrealized foreign exchange loss on designated net investment hedge (a)	1.3	3.0

Total liabilities and shareholders’ equity	$2,322.6	$1,287.6

Consolidated statement of income

	Year ended	Year ended
	December 31	December 31
	2009	2008
	Restated	Restated
	(Note 2)	(Note 2)
Revenues
Freight	$4,175.2	$4,814.8
Other	128.0	116.8

	4,303.2	4,931.6

Operating expenses
Compensation and benefits	1,278.0	1,308.8
Fuel	580.3	1,005.9
Materials	216.9	254.0
Equipment rents	184.8	182.2
Depreciation and amortization	474.9	433.6
Purchased services and other	674.8	716.4

	3,409.7	3,900.9

Revenues less operating expenses	893.5	1,030.7
Gain on sale of partnership interest	81.2	–
Gain on sales of significant properties	79.1	–
Equity income in Dakota, Minnesota & Eastern Railroad Corporation	–	50.9
Less:
Loss on termination of lease with shortline railway	54.5	–
Other income and charges	18.9	88.4
Net interest expense	273.1	261.1

Income before income tax expense	707.3	732.1
Income tax expense	100.3	132.7

Net income	$607.0	$599.4

Earnings per share
Basic earnings per share	$3.65	$3.90
Diluted earnings per share	$3.64	$3.86

Consolidated Balance Sheet

As at
December 31
2009
Restated
(Note 2)
Assets
Current assets
Cash and cash equivalents	$679.1
Accounts receivable, net	441.0
Materials and supplies	132.7
Future income taxes	128.1
Other current assets	46.5

1,427.4
Investments	156.7
Net properties	11,878.8
Goodwill and intangible assets	202.3
Prepaid pension costs and other assets	1,777.2

Total assets	$15,442.4

Liabilities and shareholders’ equity
Current liabilities
Accounts payable and accrued liabilities	$990.9
Long-term debt maturing within one year	392.1

1,383.0
Other long-term liabilities	790.2
Long-term debt	4,102.7
Future income taxes	2,523.2

Total liabilities	8,799.1
Shareholders’ equity
Share capital	1,746.4
Contributed surplus	33.5
Accumulated other comprehensive income	51.1
Retained income	4,812.3

6,643.3

Total liabilities and shareholders’ equity	$15,442.4

Commitments and contingencies (Note 29).

Reconciliation of Consolidated statement of cash flows

	Year ended	Year ended
	December 31	December 31
	2009	2008
	Restated	Restated
	(Note 2)	(Note 2)
Operating activities
Net income	$607.0	$599.4
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	474.9	433.6
Future income taxes	152.0	153.1
Gain on sale of partnership interest	(81.2)	–
Gain on sales of significant properties	(79.1)	–
Pension funding in excess of expense	(589.0)	(53.2)
Other operating activities, net	(56.4)	(0.9)
Change in non-cash working capital balances related to operations	102.7	(132.2)

Cash provided by operating activities	530.9	999.8

Investing activities
Additions to properties	(701.8)	(813.0)
Additions to assets held for sale and other	–	(222.5)
Proceeds from sale of properties and other assets	256.3	257.6
Other, net	7.4	1.1

Cash used in investing activities	(438.1)	(776.8)

Financing activities
Dividends paid	(162.9)	(148.7)
Issuance of CP Common Shares	513.5	19.7
Issuance of long-term debt	872.7	1,068.7
Repayment of long-term debt	(618.6)	(1,340.7)
Net decrease in short-term borrowing	(150.1)	(79.6)
Other financing activities	34.1	(30.9)

Cash provided by (used in) financing activities	488.7	(511.5)

Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(20.0)	28.0

Cash position
Increase (decrease) in cash and cash equivalents	561.5	(260.5)
Cash and cash equivalents at beginning of year	117.6	378.1

Cash and cash equivalents at end of year	$679.1	$117.6

Supplemental disclosures of cash flow information:
Income taxes (refunded) paid	$(38.9)	$59.0

Interest paid	$289.3	$269.1

Financial metrics and their corresponding guidelines
The following table illustrates the financial metrics and their corresponding guidelines currently in place:

			December 31,
			2009
		December 31,	Restated
(in millions of Canadian dollars, U.S. GAAP)	Guidelines	2010	(See Note 2)
Long-term debt		$4,033.2	$4,138.2
Long-term debt maturing within one year		281.7	605.3

Total debt		$4,314.9	$4,743.5

Shareholders’ equity		$4,824.7	$4,658.1
Total debt		4,314.9	4,743.5

Total debt plus equity		$9,139.6	$9,401.6

Operating income for the twelve months ended December 31		$1,116.1	$830.1
Gain on sale of significant properties		–	(79.1)
Loss on termination of lease with shortline railway		–	54.5
Other income and charges		12.0	(12.4)
Gain in long-term floating rate notes		(3.4)	(6.3)
Foreign exchange gain on long-term debt		(2.3)	(3.6)

Adjusted EBIT(1)(2) for the twelve months ended December 31		$1,122.4	$783.2

Total debt		$4,314.9	$4,743.5
Total debt plus equity		$9,139.6	$9,401.6

Total debt to total capitalization	No more than 50.0%	47.2%	50.5%

Adjusted EBIT(1)(2)		$1,122.4	$783.2
Net interest expense(2)		$257.3	$267.6

Interest coverage ratio(1)(2)	No less than 4.0	4.4	2.9

(1) These earnings measures have no standardized meanings prescribed by GAAP and, therefore, are unlikely to be comparable to similar measures of other companies.

(2)	The amount is calculated on a twelve month rolling basis.

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2010
Additional Summary of significant accounting policies (Textuals) [Abstract]
Expected return on fund assets calculated using market-related asset values developed	five-year average of market values
The maximum market related asset value as a percentage of market value used to calculate net periodic benefit cost	120.00%
The minimum market related asset value as a percentage of market value used to calculate net periodic benefit cost	80.00%
Unrecognized actuarial gains and losses as a percentage in excess of the greater of the benefit obligation and the market-related plan assets	10.00%
Expected average remaining service period of active employees expected to receive benefits under the plan	10 years
Amortization period of favourable leases, customer relationships and interline contracts Maximum in years	20
Probability threshold for recognizing income tax benefits to be realized upon settlement	50.00%
Amortization period of customer relationships and interline contracts Minimum in years	4
Track Network [Member]
Summary of significant accounting policies (Textuals) [Abstract]
Option to expand track network amortization period in years	100

Accounting changes (Details) (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Changes to Consolidated Statement of Income and Comprehensive Income
Depreciation and amortization	$ (15.7)	$ (14)	$ (8.9)
Compensation and benefits	2.3	2.8	2.7
Fuel		0.1	0.1
Materials	0.8	1.8	1.7
Purchased services and other	13.8	15.9	15.4
Total operating expenses	1.2	6.6	11
Income tax expense	(0.7)	(1.2)	(3.2)
Net income	(0.5)	(5.4)	(7.8)
Basic earnings per share		$ (0.03)	$ (0.05)
Diluted earnings per share		$ (0.03)	$ (0.05)
Other comprehensive income (loss)	0.9	2.4	(2.8)
Comprehensive income	0.4	(3)	(10.6)
Changes to Consolidated Statement of Cash Flows
Cash provided by operating activities (decrease)	(16.9)	(20.6)	(19.9)
Cash used in investing activities (decrease)	(16.9)	(20.6)	(19.9)
Changes to Consolidated Balance Sheet
Net properties	(88.6)	(89)	(86.2)	(70.6)
Deferred income tax liability	(26.3)	(26.3)	(26.5)	(21.5)
Accumulated other comprehensive loss (income)	2.5	1.6	(0.8)	2
Retained earnings	(64.8)	(64.3)	(58.9)	(51.1)
Accounting changes (Textuals) [Abstract]
Change In Accounting Principle Net Properties	(88.6)	(89)	(86.2)	(70.6)
Effects of the Adjustment to deferred income tax	(26.3)	(26.3)	(26.5)	(21.5)
Effects of the Adjustment to shareholders equity		$ (62.7)

Gain on sales of significant properties (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 CAD ( $)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009	Dec. 31, 2009 Windsor Station [Member] CAD ( $)	Dec. 31, 2009 Western Canada [Member] CAD ( $)
Gain on sales of significant properties (Textuals) [Abstract]
Proceeds from the sale of Real Estate Property				$ 80	$ 43
Mortgage due on Real Estate				16
Sale-leaseback transaction gain	44.3	40.9		19.5
Additional Gain on sales of significant properties (Textuals) [Abstract]
Number of significant real estate sales	2
Gain on sale of significant real estate, before tax	79.1
Gain on sale of significant real estate, Net	$ 68.1
Due period of Mortgage loan			Jan 1, 2011
Lease period after the sale of asset (in years)	10Y

Gain on sale of partnership interest (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 CAD ( $)	Dec. 31, 2009
Gain on sale of partnership interest (Textuals) [Abstract]
Percentage of holdings in the subsidiary prior to transaction		50.00%
Percentage of holdings in the subsidiary following the transaction	16.50%
Proceed received from the sale of interest in subsidiary	$ 110
Unrecognized additional contingent proceeds from the sale of interest in the partnership	22
Gain on sale of partnership interest	81.2 [1]
Gain (loss) on sale of partnership interest net of tax	$ 68.7

[1]	Restated (Note 2)

Loss on termination of lease with shortline railway (Details) (CAD $) In Millions	12 Months Ended
Dec. 31, 2009
Loss on termination of lease with shortline railway (Textuals) [Abstract]
Payment to terminate lease contract	$ 73
Settlement of existing liability	20.6
Loss on the termination of lease with shortline railway	54.5 [1]
Loss on the termination of lease, Net	$ 37.6

[1]	Restated (Note 2)

Other income and charges (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Other income and charges
Accretion income on long-term floating rate notes (Note 21)	$ (5.9)	$ (2.9)
(Gain) loss in fair value of long-term floating rate notes/asset backed commercial paper (Note 21)	(3.4)	(6.3)		49.4
Net loss on repurchase of debt (Note 21)		16.6
Other foreign exchange (gains) losses	(9.4)	(0.4)		6.1
Foreign exchange (gain) loss on long-term debt	(2.3)	(3.6)		5.8
Other	9	9		11
Total other income and charges	$ (12)	$ 12.4	[1]	$ 72.3	[1]

[1]	Restated (Note 2)

Net interest expense (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net Interest Expense
Interest cost	$ 287.7		$ 305.1		$ 291.3
Interest capitalized to net properties	(19.6)		(19.2)		(30.9)
Interest expense	268.1		285.9		260.4
Interest income	(10.8)		(18.3)		(20.8)
Net interest expense	257.3	[1]	267.6	[1],[2]	239.6	[2]
Net interest expense (Textuals) [Abstract]
Interest on capital leases included in interest expense	$ 22.4		$ 26.8		$ 20.3

[1]	The amount is calculated on a twelve month rolling basis.
[2]	Restated (Note 2)

Income taxes (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Income before income tax expense
Income before income tax expense	$ 870.8	$ 631.3	[1]	$ 778	[1]
Components of income tax expense:
Current income tax expense (recovery)	8.9	(51.7)	[1]	(20.4)	[1]
Deferred income tax expense
Origination and reversal of temporary differences	244.9	242.6	[1]	151.1	[1]
Effect of tax rate decreases		(35.3)	[1]	(10.4)	[1]
Effect of hedge of net investment in foreign subsidiaries	(18.2)	(31.7)	[1]	41.6	[1]
Tax credits	(16)	(16.4)	[1]	(3.8)	[1]
Other	0.5	(26.2)	[1]	(7.9)	[1]
Current
Canada	(0.8)	(51)	[1]	14	[1]
Foreign	9.7	(0.7)	[1]	(34.4)	[1]
Total current income tax expense (recovery)	8.9	(51.7)	[1]	(20.4)	[1]
Deferred
Canada	122.6	81.4	[1]	63.6	[1]
Foreign	88.6	51.6	[1]	107	[1]
Total deferred income tax expense	211.2	133	[1]	170.6	[1]
Total income taxes	220.1	81.3	[1]	150.2	[1]
Domestic Country [Member]
Income before income tax expense
Income before income tax expense	576.6	602.3	[1]	162.9	[1]
Foreign Country [Member]
Income before income tax expense
Income before income tax expense	$ 294.2	$ 29	[1]	$ 615.1	[1]

[1]	Restated (Note 2)

Income taxes (Details 1) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred income tax assets
Restructuring liability	$ 22.1	$ 21.4	[1]
Amount related to tax losses carried forward	333.6	224.2	[1]
Liabilities carrying value in excess of tax basis	266.7	358.6	[1]
Future environmental remediation costs	38.4	42.6	[1]
Other	123.5	82.4	[1]
Total deferred income tax assets	784.3	729.2	[1]
Deferred income tax liabilities
Properties carrying value in excess of tax basis	2,465.6	2,389.1	[1]
Other long-term assets carrying value in excess of tax basis	17.8	8.9	[1]
Other	23.4	21.8	[1]
Total deferred income tax liabilities	2,506.8	2,419.8	[1]
Total net deferred income tax liabilities	1,722.5	1,690.6	[1]
Current deferred income tax assets	222.3	128.1	[1]
Future income taxes	$ 1,944.8	$ 1,818.7	[1]

[1]	Restated (Note 2)

Income taxes (Details 2) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Expected income tax expense reconciled to income tax expense
Statutory federal and provincial income tax rate	29.15%	30.71%	[1]	31.53%	[1]
Expected income tax expense at Canadian enacted statutory tax rates	$ 253.8	$ 193.9	[1]	$ 245.3	[1]
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3.2)	(24.7)	[1]	(63.3)	[1]
Canadian tax rate differentials	(9.7)	(26.1)	[1]	(18)	[1]
Foreign tax rate differentials	0.2	(7.1)	[1]	(1.1)	[1]
Effect of tax rate decreases		(34.5)	[1]	(10.2)	[1]
Tax credits	(16)	(16.4)	[1]	(3.8)	[1]
Other	(5)	(3.8)	[1]	1.3	[1]
Income tax expense (recovery)	$ 220.1	$ 81.3	[1]	$ 150.2	[1]

[1]	Restated (Note 2)

Income taxes (Details 3) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of uncertain tax positions in relation to unrecognized tax benefits
Unrecognized tax benefits, at January 1	$ 87.7	$ 85.6	$ 79.2
Increase in unrecognized tax benefits related to the current year	5.2	13.9	9.4
Increase in unrecognized gross uncertain tax benefits related to prior years	1.9	11.2	7.7
Increase in unrecognized accrued interest and penalties on uncertain tax benefits	3.7	18.2	7.6
Dispositions of gross uncertain tax benefits related to prior years	(4.9)	(14.7)	(13.5)
Dispositions related to settlements with tax authorities	(3.2)	(26.5)
Accrued interest and penalties on uncertain tax benefits	(10.5)		(4.8)
Unrecognized tax benefits as at December 31	$ 79.9	$ 87.7	$ 85.6

Income taxes (Details Textual) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes (Textuals) [Abstract]
Unrecognized tax benefits from capital losses	$ 0	$ 0
Income tax operating losses carried forward	1,208.3
Loss expiry year of operating losses carried forward recognized as deferred tax asset	From 2016
Minimum tax credits	32.2
Expiry year of alternative minimum tax credits	From 2016
Investment tax credit	28.2
Expiry year of investment tax credits	From 2018
Track maintenance credits	33.6
Expiry year of track maintenance credits	From 2025
Total amount of accrued interest and penalties expensed	(6.8)	18.2	2.8
The total amount of accrued interest and penalties included in unrecognized tax benefit	$ 20.3	$ 27.1	$ 8.9
The Company does not anticipate any material changes to the unrecognized tax benefits previously disclosed	within the next 12 months

Earnings per share (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Reconciled number of shares used in the earnings per share calculations
Weighted average shares outstanding	168,800,000	166,300,000	[1]	153,700,000	[1]
Dilutive effect of weighted average number of stock options	400,000	500,000		1,800,000
Weighted average diluted shares outstanding	169,200,000	166,800,000	[1]	155,500,000	[1]
Earnings Per Share (Textuals) [Abstract]
Dilutive options outstanding	2,700,000	1,600,000		1,500,000
Stock Option [Member]
Earnings Per Share (Textuals) [Abstract]
Number of options excluded from the computation of diluted earnings per share	1,631,631	2,818,398		1,344,669
TSAR [Member]
Earnings Per Share (Textuals) [Abstract]
Number of options excluded from the computation of diluted earnings per share	3,600,000	1,300,000		1,000,000

[1]	Restated (Note 2)

Other comprehensive loss and accumulated other comprehensive loss (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Other comprehensive loss and the related tax effects
Accumulated other comprehensive loss - January 1	$ (1,744.7)	[1]	$ (1,225.2)	[1]	$ (853.4)	[1]
Change in derivatives designated as cash flow hedges:
Realized loss (gain) on cash flow hedges recognized in income (net of tax of $nil, $(1.4) million, and $3.2 million, respectively)	(0.1)		3.4	[1]	(7.8)	[1]
Unrealized gain (loss) on cash flow hedges (net of tax of $(0.8) million, $(0.8) million, and $1.4 million, respectively)	1.6		1.7	[1]	(3.7)	[1]
Change in pension and other benefits actuarial gains and losses (net of tax of $120.5 million, $170.8 million, and $141.2 million, respectively)	(350.7)		(511.5)	[1]	(380.1)	[1]
Change in prior service pension and other benefits costs (net of tax of $(3.0) million, $(5.3) million, and $6.0 million, respectively)	8.6		15.9	[1]	(16.1)	[1]
Other comprehensive loss	(341.1)		(519.5)	[1]	(371.8)	[1]
Accumulated other comprehensive loss - December 31	(2,085.8)		(1,744.7)	[1]	(1,225.2)	[1]
Investment Subsidiaries [Member]
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	(123.9)		(244)	[1]	302.3	[1]
Investment Subsidiaries Hedge [Member]
Unrealized foreign exchange (loss) gain on:
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (net of tax of $ (18.2) million, $(31.7) million, and $41.6 million, respectively)	$ 123.4		$ 215	[1]	$ (266.4)	[1]

[1]	Restated (Note 2)

Other comprehensive loss and accumulated other comprehensive loss (Details 1) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Accumulated other comprehensive loss, net of tax
Unrealized foreign exchange (loss) gain on translation of the net investment in U.S. subsidiaries	$ (308.5)	$ (184.6)	[1]
Unrealized effective gains on cash flow hedges	1.9	1.7	[1]
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,134.9)	(1,792.8)	[1]
Accumulated other comprehensive loss	(2,085.8)	(1,744.7)	[1]	(1,225.2)	[1]	(853.4)	[1]
Long Term Debt Designated as Hedge of Net Investment [Member]
Accumulated other comprehensive loss, net of tax
Unrealized foreign exchange (loss) gain on translation of the net investment in U.S. subsidiaries	372.7	249.3	[1]
Settled Hedge Instruments [Member]
Accumulated other comprehensive loss, net of tax
Accumulated other comprehensive loss	$ (17)	$ (18.3)	[1]

[1]	Restated (Note 2)

Other comprehensive loss and accumulated other comprehensive loss (Details Textual) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other comprehensive loss and the related tax effects (Parenthetical) [Abstract]
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax	$ 120.5	$ 170.8	$ 141.2
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Costs Arising During Period ,Tax	(3)	(5.3)	6
Investment Subsidiaries [Member]
Other comprehensive loss and the related tax effects (Parenthetical) [Abstract]
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries, Tax	(18.2)	(31.7)	41.6
Realized loss (gain) on cash flow hedges recognized in income, tax	0	(1.4)	3.2
Investment Subsidiaries Hedge [Member]
Other comprehensive loss and the related tax effects (Parenthetical) [Abstract]
Realized loss (gain) on cash flow hedges recognized in income, tax	$ (0.8)	$ (0.8)	$ 1.4

Change in non cash working capital balances related to operations (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Source (use) of cash:
Accounts receivable, net	$ (8.8)	$ 206.4		$ (47.9)
Materials and supplies	22.5	75.5		(23.4)
Other current assets	(1.3)	18.5		(21.2)
Accounts payable and accrued liabilities	(28.7)	(197.7)		(39.7)
Change in non-cash working capital	$ (16.3)	$ 102.7	[1]	$ (132.2)	[1]

[1]	Restated (Note 2)

Cash and cash equivalents (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Cash position
Cash	$ 38.9	$ 35.8
Short-term investments:
Government Guaranteed Investments	119.1	628.6
Deposits with financial institutions	202.6	14.7
Total cash and cash equivalents	$ 360.6	$ 679.1	[1]	$ 117.5	[1]	$ 377.9	[1]

[1]	Restated (Note 2)

Accounts receivable, net (Details) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Accounts receivable, net
Accounts receivable, Gross	$ 489.1	$ 472
Allowance for doubtful accounts	(30.1)	(31)
Accounts receivable, net	459	441
Accounts receivable from a financial institution	0	214.1
Accounts receivable, Total	459	655.1	[1]
Accounts receivable, net (Textuals) [Abstract]
Allowance for doubtful accounts	30.1	31
Doubtful account expense (Purchased services and other)	5	4.6		14.4
Cash receipts from financial institutions	219.8
Effective interest rate on receivable from a financial institution	5.88%
Freight [Member]
Accounts receivable, net
Accounts receivable, Gross	327.1	316.8
Non-Freight [Member]
Accounts receivable, net
Accounts receivable, Gross	$ 162	$ 155.2

[1]	Restated (Note 2)

Investments (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Rail investments accounted for on an equity basis (Note 4 and 16)	$ 58.1	$ 56.1
Long-term floating rate notes (Note 21)	69.5	69.3
Other investments	17.3	31.3
Investments	$ 144.9	$ 156.7	[1]

[1]	Restated (Note 2)

Properties (Details) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Properties
Cost	$ 17,620.1		$ 17,361.9
Accumulated depreciation	5,623.3		5,383.4
Net book value	11,996.8		11,978.5	[1]
Capital leases included in properties
Cost	520.3		530.3
Accumulated depreciation	153.2		139
Net book value	367.1		391.3
Properties (Textuals) [Abstract]
Net additions of information systems assets	53.7		39.1		37.5
Depreciation expense for information systems assets	54.1		40.1		35.3
Capital assets acquired under company's capital program at cost	743.4		703.3		905.3
Capital assets acquired by means of capital leases	1.1		0.8		79.5
Cash payment related to capital purchases	726.1		703.5	[1]	815.9	[1]
Information systems [Member]
Properties
Annual depreciation rate	8.50%	[2]
Cost	600	[2]	591.6	[2]
Accumulated depreciation	303.5	[2]	279.3	[2]
Net book value	296.5	[2]	312.3	[2]
Rolling stock [Member]
Properties
Annual depreciation rate	2.80%
Cost	3,244.6		3,358.8
Accumulated depreciation	1,319.1		1,324.9
Net book value	1,925.5		2,033.9
Capital leases included in properties
Cost	517.6		525.3
Accumulated depreciation	151.9		137.1
Net book value	365.7		388.2
Other [Member]
Properties
Annual depreciation rate	4.90%
Cost	1,354.8		1,387.3
Accumulated depreciation	429.6		426.6
Net book value	925.2		960.7
Capital leases included in properties
Cost	2.2		4.5
Accumulated depreciation	1.2		1.8
Net book value	1		2.7
Track and roadway [Member]
Properties
Annual depreciation rate	3.00%
Cost	11,980.3		11,666.8
Accumulated depreciation	3,305.2		3,237.2
Net book value	8,675.1		8,429.6
Buildings [Member]
Properties
Annual depreciation rate	3.00%
Cost	440.4		357.4
Accumulated depreciation	265.9		115.4
Net book value	174.5		242
Capital leases included in properties
Cost	0.5		0.5
Accumulated depreciation	0.1		0.1
Net book value	$ 0.4		$ 0.4

[1]	Restated (Note 2)
[2]	Net additions during 2010 were $53.7 million (2009 - $39.1 million; 2008 - $37.5 million) and depreciation expense was $54.1 million (2009 - $40.1 million; 2008 - $35.3 million).

Equity Income (Details) (CAD $) In Millions	10 Months Ended	12 Months Ended
	Oct. 29, 2008	Dec. 31, 2008		Dec. 31, 2010 DRTP [Member]	Dec. 31, 2009 DRTP [Member]	Dec. 31, 2008 DRTP [Member]	Dec. 31, 2010 CNCP [Member]	Dec. 31, 2009 CNCP [Member]	Dec. 31, 2008 CNCP [Member]	Dec. 31, 2010 Indiana Harbor Belt Railroad Company [Member]	Dec. 31, 2009 Indiana Harbor Belt Railroad Company [Member]	Dec. 31, 2008 Indiana Harbor Belt Railroad Company [Member]	Dec. 31, 2010 Other Investments [Member]	Dec. 31, 2009 Other Investments [Member]	Dec. 31, 2008 Other Investments [Member]
Additional Equity Income (Textuals) [Abstract]
Equity Income		$ 50.9	[1]	$ 3.8	$ 3.4	$ 8.6	$ 1.6	$ 0.5	$ 0.6	$ 4.4	$ 2.2	$ 5.6
Income generated from other equity investments													0.1	0	0
Summary of significant accounts for the company's investment
Revenues	300.7
Revenues less operating expenses	86.2
Net income	50.9
Equity Income (Textuals) [Abstract]
Equity income in DM&E	$ 50.9

[1]	Restated (Note 2)

Goodwill and intangible assets (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009
Goodwill and intangible assets
Goodwill, Beginning Balance	$ 154.9	$ 179.6	$ 147.4
Cost, Beginning Balance	51.9	59.6
Intangible assets accumulated amortization, Beginning Balance	(4.5)	(2)
Net carrying amount, Beginning Balance	47.4	57.6
Amortization of Intangible Assets	(1.7)	(2.5)
Foreign exchange impact, Goodwill	(8.3)	(24.7)
Foreign exchange adjustment for finite lived intangible assets	(2.5)	(7.7)
Goodwill, Ending Balance	146.6	154.9	147.4
Cost, Ending Balance	49.4	51.9
Intangible assets accumulated amortization, Ending Balance	(6.2)	(4.5)
Net carrying amount, Ending Balance	43.2	47.4
Goodwill and intangible assets (Textuals) [Abstract]
Goodwill, Purchase price allocation			147.4
Percentage that fair value exceeds allocated goodwill			40.00%	10.00%
Intangible assets	43.2	47.4
Amortization expenses for intangible assets, Year one	1.4
Amortization expenses for intangible assets, Year two	1
Amortization expenses for intangible assets, Year three	1
Amortization expenses for intangible assets, Year four	1
Amortization expenses for intangible assets, Year five	1
Goodwill	$ 146.6	$ 154.9	$ 147.4

Other assets (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other assets
Unamortized fees on long-term debt	$ 50	$ 47.4
Long-term receivables	6.6	32.9
Contracted customer incentives	13.7	14.4
Long-term materials	10	13.5
Other	60.3	67.6
Prepaid pension costs and other assets	$ 140.6	$ 175.8	[1]

[1]	Restated (Note 2)

Accounts payable and accrued liabilities (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts payable and accrued liabilities
Trade payables	$ 226	$ 249.3
Payroll-related accruals	165.1	145.6
Accrued vacation	77.5	83
Accrued charges	191	177.8
Accrued interest	64	64.1
Personal injury and other claims provision	50.5	75.1
Provision for environmental remediation and restructuring	42.9	34.3
Stock based compensation liabilities	66.3	41.5
Total return swap	6	18.2
Income and other taxes payable	30.9	31.9
Dividends payable	45.7	41.7
Other	41.9	38.2
Total accounts payable and accrued liabilities	$ 1,007.8	$ 1,000.7	[1]

[1]	Restated (Note 2)

Long-term debt (Details) In Millions, unless otherwise specified	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)		Dec. 31, 2010 Bank loan (5.883%) (G) [Member] CAD ( $)	Dec. 31, 2009 Bank loan (5.883%) (G) [Member] CAD ( $)	Dec. 31, 2010 4.90% 7-year Medium Term Notes (A) [Member] CAD ( $)	Dec. 31, 2009 4.90% 7-year Medium Term Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.250% 10-year Notes (A) [Member]	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 5.75% 5-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 5.75% 5-year Notes (A) [Member]	Dec. 31, 2009 5.75% 5-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.50% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.50% 10-year Notes (A) [Member]	Dec. 31, 2009 6.50% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.25% 10-year Medium Term Notes (A) [Member] CAD ( $)	Dec. 31, 2009 6.25% 10-year Medium Term Notes (A) [Member] CAD ( $)	Dec. 31, 2010 7.250% 10-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 7.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2009 7.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 9.450% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2009 9.450% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2010 4.450% 12.5-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 4.450% 12.5-year Notes (A) [Member] USD ( $)	Dec. 31, 2009 4.450% 12.5-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 7.125% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2009 7.125% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2010 5.750% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2009 5.750% 30-year Debentures (A) [Member] CAD ( $)	Dec. 31, 2010 5.95% 30-year Notes (A) [Member] CAD ( $)	Dec. 31, 2009 5.95% 30-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 6.45% 30-year Notes (A) [Member] CAD ( $)	Dec. 31, 2009 6.45% 30-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 Secured Equipment Loan (B) [Member] CAD ( $)	Dec. 31, 2009 Secured Equipment Loan (B) [Member] CAD ( $)	Dec. 31, 2010 5.41% Senior Secured Notes (C) [Member] USD ( $)	Dec. 31, 2010 5.41% Senior Secured Notes (C) [Member] CAD ( $)	Dec. 31, 2009 5.41% Senior Secured Notes (C) [Member] CAD ( $)	Dec. 31, 2010 6.91% Secured Equipment Notes (D) [Member] CAD ( $)	Dec. 31, 2009 6.91% Secured Equipment Notes (D) [Member] CAD ( $)	Dec. 31, 2010 5.57% Senior Secured Notes (E) [Member] CAD ( $)	Dec. 31, 2010 5.57% Senior Secured Notes (E) [Member] USD ( $)	Dec. 31, 2009 5.57% Senior Secured Notes (E) [Member] USD ( $)	Dec. 31, 2009 5.57% Senior Secured Notes (E) [Member] CAD ( $)	Dec. 31, 2010 7.49% Equipment Trust Certificates (F) [Member] USD ( $)	Dec. 31, 2010 7.49% Equipment Trust Certificates (F) [Member] CAD ( $)	Dec. 31, 2009 7.49% Equipment Trust Certificates (F) [Member] CAD ( $)	Dec. 31, 2010 Other long-term loans (nil% - 5.50%) [Member] CAD ( $)	Dec. 31, 2009 Other long-term loans (nil% - 5.50%) [Member] CAD ( $)	Dec. 31, 2010 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD ( $)	Dec. 31, 2009 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD ( $)	Dec. 31, 2010 Obligations under capital leases (12.77%) (H) [Member] CAD ( $)	Dec. 31, 2009 Obligations under capital leases (12.77%) (H) [Member] CAD ( $)	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD ( $)	Dec. 31, 2009 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD ( $)	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD ( $)	Dec. 31, 2009 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD ( $)	Dec. 31, 2010 Total Long-term debt before perpetual consolidated debenture stock [Member] CAD ( $)	Dec. 31, 2009 Total Long-term debt before perpetual consolidated debenture stock [Member] CAD ( $)
Components of long-term debt
Maturity date of Notes				Jun 1, 2010		Jun 1, 2010		Oct 1, 2011			May 1, 2013			May 1, 2018			Jun 1, 2018		May 1, 2019			Aug 1, 2021		Mar 1, 2023			Oct 1, 2031		Mar 1, 2033		May 1, 2037		Nov 1, 2039		Aug 1, 2015		Mar 1, 2024			Oct 1, 2024		Dec 1, 2024	Dec 1, 2024			Jan 1, 2021							Jan 1, 2031
Maturity																																																	2014		2011
Maturity																																																	2024		2026
Currency in which payable				CDN $		CDN $		US $			US $			US $			CDN $		US $			US $		US $			US $		US $		US $		CDN $		CDN $		US $			CDN $		US $	US $			US $			US $		US $		CDN $		US $		GB£
Long-term debt and capital lease obligation current and non-current	$ 4,314.9	$ 4,743.5	[1]	$ 0	$ 219.8	$ 0	$ 350	$ 249.7		$ 266.1	$ 103		$ 105.6	$ 272.9		$ 288.2	$ 373.2	$ 372.9		$ 344.7	$ 363.9	$ 248.6	$ 262.7	$ 346.6		$ 0	$ 348.1	$ 367.8	$ 248.6	$ 261.8	$ 440.1	$ 465.4	$ 400	$ 400	$ 128.2	$ 136.4		$ 121.1	$ 133.7	$ 194.1	$ 202.2	$ 62.8			$ 68		$ 103.2	$ 112.6	$ 4.4	$ 5.3	$ 286.6	$ 319.7	$ 3.2	$ 3	$ 30.2	$ 32	$ 5.6	$ 6.4	$ 4,279.1	$ 4,705.1
Less: Long-term debt maturing within one year	281.7	605.3	[1]
Total Long-term debt	4,033.2	4,138.2	[1]
Long-Term Debt (Textuals) [Abstract]
Debt instrument interest rate				5.88%		4.90%			6.25%			5.75%			6.50%		6.25%		7.25%			9.45%			4.45%		7.13%		5.75%		5.95%		6.45%					5.41%		6.91%		5.57%	5.57%				7.49%						12.77%		4.00%		4.00%
Debt instrument interest rate, minimum																																																	0		0.049
Debt instrument interest rate, maximum																																																	0.055		0.0763
Face amount of note issued																			350						350									400									64.7
Net proceeds of Notes																			409					355.2										397.8											66.7
Debt instrument term						7		10			5			10			10		10			30		12.5			30		30		30		30
Final repayment of principal amount																																			53.2		49.4							32.9		10.9
Value of locomotive units and other rolling stock used as collateral																																			$ 118.9			$ 158.8		$ 162		$ 71.3					$ 109.3

[1]	Restated (Note 2)

Long-term debt (Details 1) In Millions	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] CAD ( $)		Dec. 31, 2010 6.250% 10-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 5.75% 5-year Notes (A) [Member] CAD ( $)		Dec. 31, 2010 5.75% 5-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 6.50% 10-year Notes (A) [Member] CAD ( $)		Dec. 31, 2010 6.50% 10-year Notes (A) [Member] USD ( $)
Summarized principal amount, carrying amount and cost to redeem repurchased debt
Maturity							Oct 1, 2011			May 1, 2013			May 1, 2018
Principal amount in USD					$ 477.7				$ 154.3			$ 298.6			$ 24.8	[1]
Carrying amount in CDN	555.3	[2]					184.1	[2]		342.7	[2]		28.5	[2]
Cost to redeem in CDN	571.9						184.6			359.1			28.2
Capital lease obligations included in long-term debt
2011	29.4
2012	28.3
2013	26.8
2014	167.7
2015	12.9
Thereafter	183.3
Total minimum lease payments	448.4
Less: Imputed interest	(158.6)
Present value of minimum lease payments	289.8
Less: Current portion	(8.5)
Long-term portion of capital lease obligations	281.3
Long-Term Debt Disclosure For Redeem Repurchased Debt (Textuals) [Abstract]
Gross amount of long-term debt					3,234.2	2,911.2
Annual maturities and principal repayments in 2011	273.2
Annual maturities and principal repayments in 2012	37.5
Annual maturities and principal repayments in 2013	141.9
Annual maturities and principal repayments in 2014	43.2
Annual maturities and principal repayments in 2015	117.5
Carrying amount of notes repurchased	555.3	[2]					184.1	[2]		342.7	[2]		28.5	[2]
Deferred costs	1.4
Total cost to repurchase notes	571.9						184.6			359.1			28.2
Net loss on repurchase of debt (Note 21)			16.6
Principal amount of debt repurchased prior to commencement of debt tender					2.7
Deferred cost for notes to be repurchased	1.4
Canadian dollar offered rate	1.39%+53 basis point		1.82%+53 basis point	4.28%+53 basis point
Addition to property, plant and equipment under capital lease obligations	1.1		0.8	79.5
Carrying value of assets collateralizing capital lease obligations	$ 367.1		$ 391.3

[1]	Includes US $2.7 million principal amount of debt repurchased prior to commencement of the debt tender.
[2]	Net of deferred costs of $1.4 million.

Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Master Asset Vehicle Two Eligible Asset Notes	Dec. 31, 2009 Master Asset Vehicle Two Eligible Asset Notes	Dec. 31, 2010 Master Asset Vehicle Three Class Nine Traditional Asset Tracking Notes [Member]	Dec. 31, 2009 Master Asset Vehicle Three Class Nine Traditional Asset Tracking Notes [Member]	Dec. 31, 2010 Master Asset Vehicle Two Ineligible Assets Tracking Notes [Member]	Dec. 31, 2009 Master Asset Vehicle Two Ineligible Assets Tracking Notes [Member]	Dec. 31, 2010 Other income and charges [Member] CAD ( $)	Dec. 31, 2009 Other income and charges [Member] CAD ( $)	Dec. 31, 2008 Other income and charges [Member] CAD ( $)	Dec. 31, 2010 Estimate of Fair Value [Member] CAD ( $)	Dec. 31, 2009 Estimate of Fair Value [Member] CAD ( $)	Dec. 31, 2010 Original cost [Member] CAD ( $)	Dec. 31, 2009 Original cost [Member] CAD ( $)
Interest rates and maturities long-term floating rate notes, discount rates and credit losses modeled
Probability weighted average coupon interest rate				0.80%	0.00%
Weighted average discount rate				7.10%	7.90%
Expected repayments of long-term floating rate notes				Approximately 6 years	Three and a half to 19 years
Credit losses						1% to 100%	0 to 100%	0.01	0	N/A	0.25
Change in the original cost and estimated fair value of long-term floating rate notes
As at January 1, 2009 and 2010															$ 69.3	$ 72.7	$ 129.1	$ 143.6
Change due to restructuring, January 21, 2009																		(0.8)
Redemption of notes															(7.7)	(8)	(12.1)	(13.7)
Accretion															5.9	2.9
Change in market assumptions															2	1.7
As at December 31, 2009 and 2010															69.5	69.3	117	129.1
Information on the effective and ineffective portions, before tax, of the company's net investment hedge
Ineffective portion recognized in income												2.6	(1.8)	9.9
Effective portion recognized in other comprehensive income	$ 141.6	$ 246.7	$ (308)

Financial Instruments (Details1) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives	$ 15.7	$ 2.2	$ 13.1
Amount of gain (loss) recognized in other comprehensive income on derivatives	2.3	7.3	(16.1)
Crude oil swaps [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in other comprehensive income on derivatives		(3.2)	(18.2)
Crude oil swaps [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income		4.2	15.8
Diesel future contract [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in other comprehensive income on derivatives	1.6	6.9	(4.4)
Diesel future contract [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	2.5	(5.2)
Amount of gain (loss) recognized in income on derivatives			(9.7)
Amount of gain (loss) recognized in income on derivatives	2.5
FX contracts on fuel [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in other comprehensive income on derivatives		0.1	3.5
FX contracts on fuel [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income		(0.4)	(1.8)
Interest rate swaps [Member] | Net interest expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	3.5	5.5	3.1
Interest rate swaps [Member] | Other income and charges [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income		6.5
Fuel hedges [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives			(0.1)
Treasury rate locks [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in other comprehensive income on derivatives	1.8	3.5	3
Treasury rate locks [Member] | Net interest expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	(1.8)	(3.5)	(3.3)
Amount of gain (loss) recognized in income on derivatives			(1.1)
Amount of gain (loss) recognized in income on derivatives		(0.7)	1.3
Total return swaps [Member] | Compensation and benefits [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives	12	18.6	(64.1)
Heating oil crack spreads [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives		0.2
FX forward contracts [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in other comprehensive income on derivatives	(1.1)
FX forward contracts [Member] | Other income and charge [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	(0.5)
FX forward contracts [Member] | Other income and charges [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Effective portion of gain (loss) on derivatives recognized in income	0.5
Amount of gain (loss) recognized in income on derivatives		(23)	73
Commodity Swaps [Member] | Fuel expense [Member]
Information on the location and amounts of gains and losses, before tax, related to derivatives
Amount of gain (loss) recognized in income on derivatives		$ (1.2)

Financial Instruments (Details 2) (CAD $) In Millions	Dec. 31, 2010
Coupon Interest Rate [Member]
Sensitivity analysis
50 basis point increase	$ 0
50 basis point decrease	0 [1]
Discount Rate [Member]
Sensitivity analysis
50 basis point increase	(1.9)
50 basis point decrease	$ 2

[1]	Notes are currently not expected to receive any coupon interest

Financial Instruments (Details Textuals) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended										12 Months Ended	3 Months Ended	12 Months Ended																									12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)	Dec. 31, 2010 6.50% 10-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 5.75% 5-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] USD ( $)	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] CAD ( $)	Dec. 31, 2010 Master Asset Vehicle 2 Notes with Eligible Assets [Member] CAD ( $)	Dec. 31, 2009 Master Asset Vehicle 2 Notes with Eligible Assets [Member] CAD ( $)	Dec. 31, 2010 Master Asset Vehicle Three Class Nine Traditional Asset Tracking Notes [Member] CAD ( $)	Dec. 31, 2009 Master Asset Vehicle Three Class Nine Traditional Asset Tracking Notes [Member] CAD ( $)	Dec. 31, 2009 Master Asset Vehicle Two Ineligible Assets Tracking Notes [Member] CAD ( $)	Dec. 31, 2009 Crude oil swaps [Member] CAD ( $)	Dec. 31, 2008 Crude oil swaps [Member] CAD ( $)	Dec. 31, 2010 Diesel future contract [Member] CAD ( $)	Dec. 31, 2009 Diesel future contract [Member] CAD ( $)	Dec. 31, 2008 Diesel future contract [Member] CAD ( $)	Dec. 31, 2010 Diesel future contract [Member] Fuel expense [Member] CAD ( $)	Dec. 31, 2008 Diesel future contract [Member] Fuel expense [Member] CAD ( $)	Dec. 31, 2009 F X Contracts On Fuel Member CAD ( $)	Dec. 31, 2008 F X Contracts On Fuel Member CAD ( $)	Dec. 31, 2010 Interest rate swaps [Member] USD ( $)	Dec. 31, 2010 Interest rate swaps [Member] Other income and charge [Member] CAD ( $)	Dec. 31, 2010 Interest rate swaps [Member] Net interest expense [Member] CAD ( $)	Dec. 31, 2010 Interest rate swaps [Member] Net interest expense [Member] CAD ( $)	Dec. 31, 2009 Interest rate swaps [Member] Net interest expense [Member] CAD ( $)	Dec. 31, 2010 Treasury rate locks [Member] CAD ( $)	Dec. 31, 2009 Treasury rate locks [Member] CAD ( $)	Dec. 31, 2008 Treasury rate locks [Member] CAD ( $)	Dec. 31, 2009 Treasury rate locks [Member] Net interest expense [Member] CAD ( $)	Dec. 31, 2008 Treasury rate locks [Member] Net interest expense [Member] CAD ( $)	Dec. 31, 2010 Total return swaps [Member] Compensation and benefits [Member] CAD ( $)	Dec. 31, 2009 Total return swaps [Member] Compensation and benefits [Member] CAD ( $)	Dec. 31, 2008 Total return swaps [Member] Compensation and benefits [Member] CAD ( $)	Dec. 31, 2009 Heating oil crack spreads [Member] Fuel expense [Member] CAD ( $)	Dec. 31, 2010 FX forward contracts [Member] USD ( $)	Dec. 31, 2010 FX forward contracts [Member] CAD ( $)	Dec. 31, 2009 FX forward contracts [Member] USD ( $)	Dec. 31, 2009 FX forward contracts [Member] CAD ( $)	Dec. 31, 2009 FX forward contracts [Member] Other Comprehensive Income [Member] CAD ( $)	Dec. 31, 2009 FX forward contracts [Member] Other income and charge [Member] CAD ( $)	Dec. 31, 2009 FX forward contracts [Member] Other income and charges [Member] CAD ( $)	Dec. 31, 2008 FX forward contracts [Member] Other income and charges [Member] CAD ( $)	Dec. 31, 2009 Commodity Swaps [Member] CAD ( $)	Dec. 31, 2009 Commodity Swaps [Member] Fuel expense [Member] CAD ( $)	Dec. 31, 2010 TRS [Member] CAD ( $)	Dec. 31, 2009 TRS [Member] CAD ( $)	Dec. 31, 2010 Estimate of Fair Value [Member] CAD ( $)	Dec. 31, 2009 Estimate of Fair Value [Member] CAD ( $)	Dec. 31, 2010 Original cost [Member] CAD ( $)	Dec. 31, 2009 Original cost [Member] CAD ( $)	Dec. 31, 2010 Carrying Value Disclosure [Member] CAD ( $)	Dec. 31, 2009 Carrying Value Disclosure [Member] CAD ( $)	Dec. 31, 2010 Fair Value Disclosure [Member] CAD ( $)	Dec. 31, 2009 Fair Value Disclosure [Member] CAD ( $)
Financial Instruments (Textuals) [Abstract]
Long-term Debt	$ 4,314.9	$ 4,743.5	[1]																																																			$ 4,314.9	$ 4,743.5
Fair Value of Long-term debt																																																								4,773	5,029.4
Long-term floating rate notes																																																		69.5	69.3	117	129.1	69.5	69.3
Partial redemption of certain notes for proceeds																																																				0.1	12.5
Credit facility settled	9
Estimated fair value of notes settled against credit facility																																																		7.6		12
Settlement value of new long-term floating rate notes		142.8
Gain or loss on change in estimated fair value of long term floating rate notes	9.3	9.2		(49.4)
Total proceeds for Foreign exchange forward contracts, net																																							(0.2)		(34.1)
Net gains (losses) on derivatives recognized in income	15.7	2.2		13.1																2.5																						1.1					(1.2)
Notional amount of interest rate swaps classified as fair value hedges																								101.4
Unrealized gain (loss) on derivatives																	4.1	2.5																									0
Net unamortized losses related to interest rate locks accounted as cash flow hedges																													22.1	23.9
Gain on interest rate swap	2.9	16.8
Decrease in net interest expense due to interest rate swap																									6.5	0.6	3.5	5.5
Number of stock based compensation programs covered by total return swap																																																3
Realized loss on settlement of derivative Instrument																																									0.4					0.8
Realized gain on settlement of derivative Instrument																																														0.2
Unrealized loss on derivatives included in accounts payable and accrued liabilities	6	18.2																																														6	18.2
Unrealized loss on derivatives included in other long-term liabilities																																							1.6
Foreign exchange forward contract notes					75	50	400
Face amount of note issued								400	400
Increase (decrease) to other comprehensive income on amortization of derivative gains and losses	2.3	7.3		(16.1)											(3.2)	(18.2)	1.6	6.9	(4.4)			0.1	3.5						1.8	3.5	3								(1.1)
Amount of gain (loss) recognized in income on derivatives																					(9.7)											(0.7)	1.3	12	18.6	(64.1)	0.2							(23)	73
Cost to unwind a portion of the total return swap																																																0.2	31.1
US gallons of diesel under futures contract																	14.2 Million
Diesel futures contracts average price per gallon																	2.29
Long-term Investments	69.5	69.3								116.8	116.8	0.2	0.2	12.1
Foreign exchange Unwound and settled																																						$ 70		$ 330
Percentage of estimated fuel purchase for the period	5.00%

[1]	Restated (Note 2)

Other Long Term Liabilities (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Other long-term liabilities [Abstract]
Provision for environmental remediation, net of current portion	$ 91	[1]	$ 106.5	[1]
Provision for restructuring, net of current portion (Note 24)	45.6	[2]	57.5	[2]
Deferred gain on sale leaseback transactions	40.9		44.3
Deferred revenue on rights-of-way license agreements, net of current portion	36.2		40.6
Deferred income credits	30.1		38
Stock-based compensation liabilities, net of current portion	82.2		39
Asset retirement obligations (Note 23)	22.4		26.6		31.9
Other, net of current portion	119.6		127.4
Total other long-term liabilities	468		479.9	[3]
Other long-term liabilities (Textuals) [Abstract]
Environmental remediation, including current portion	107.4		121.3
Restructuring provision, including current portion	72.1		77		98.6
Expected time period for payment of Provision for environmental remediation	10 years to 2020
Environmental remediation costs charged to income	$ 3.9		$ 2.7		$ 4

[1]	As at December 31, 2010, the aggregate provision for environmental remediation, including the current portion was $107.4 million (2009 - $121.3 million).
[2]	As at December 31, 2010, the aggregate provision for restructuring, including the current portion was $72.1 million (2009 - $77.0 million).
[3]	Restated (Note 2)

Asset Retirement Obligations (Details) (CAD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Asset retirement obligations
Opening balance, January 1	$ 26,600,000	$ 31,900,000
Liabilities incurred	0	300,000
Accretion	1,700,000	1,800,000
Liabilities settled	(5,100,000)	(5,900,000)
Revision to estimated cash flows	(800,000)	(1,500,000)
Closing balance, December 31	22,400,000	26,600,000
Asset Retirement Obligation [Line Items]
Asset retirement obligations	22,400,000	26,600,000
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act	30,000
Joint facility retirement obligation payments time period	34 years
Grain-dependent branch lines Retirement Obligation Payments Time Period	2011 - 2044
Discounted [Member] | Grain Dependent Branch Lines [Member]
Asset retirement obligations
Opening balance, January 1	20,100,000	24,500,000
Closing balance, December 31	20,100,000	24,500,000
Asset Retirement Obligation [Line Items]
Asset retirement obligations	20,100,000	24,500,000
Discounted [Member] | Joint Facility [Member]
Asset retirement obligations
Opening balance, January 1	2,000,000	1,800,000
Closing balance, December 31	2,000,000	1,800,000
Asset Retirement Obligation [Line Items]
Asset retirement obligations	2,000,000	1,800,000
Undiscounted [Member] | Grain Dependent Branch Lines [Member]
Asset retirement obligations
Opening balance, January 1	40,600,000	46,000,000
Closing balance, December 31	40,600,000	46,000,000
Asset Retirement Obligation [Line Items]
Asset retirement obligations	40,600,000	46,000,000
Undiscounted [Member] | Joint Facility [Member]
Asset retirement obligations
Opening balance, January 1	18,000,000	17,300,000
Closing balance, December 31	18,000,000	17,300,000
Asset Retirement Obligation [Line Items]
Asset retirement obligations	$ 18,000,000	$ 17,300,000

Restructuring Accrual (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Reconciliation of liabilities associated with restructuring accrual
Opening balance, January 1	$ 77		$ 98.6
Accrued (reduced)	13		1.2
Payments	(20.3)		(27)
Amortization of discount	3.6	[1]	7.4	[1]
Foreign exchange impact	(1.2)		(3.2)
Closing balance, December 31	72.1		77
Restructuring Accrual (Textuals) [Abstract]
Provision for restructuring	$ 72.1		$ 77

[1]	Amortization of discount is charged to income as "Compensation and benefits".

Shareholders' equity (Details)	0 Months Ended	12 Months Ended							12 Months Ended
	Feb. 11, 2009 CAD ( $)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010	Dec. 31, 2009		Feb. 03, 2009 CAD ( $)	Dec. 31, 2010 Additional paid-in capital CAD ( $)	Dec. 31, 2009 Additional paid-in capital CAD ( $)	Dec. 31, 2008 Additional paid-in capital CAD ( $)
Stock based compensation transferred from additional paid in capital [Abstract]
Stock-based compensation transferred from additional paid-in capital		$ (34,400,000)	$ (25,600,000)	$ (18,100,000)					$ 7,300,000	$ 8,000,000	$ 14,700,000
Analysis of common share balances
Share capital, January 1			153,800,000		169,200,000	168,500,000	[1]
Shares issued			13,900,000
Shares issued under stock option plans		700,000	800,000
Share capital, December 31				153,800,000	169,200,000	168,500,000	[1]
Shareholders' equity (Textuals)
Preferred shares issued					0
Common shares offered								13,900,000
Price per share of common shares offered								36.75
Common shares issued under the provisions of an overallotment option								1,300,000
Gross proceeds from Offering	511,000,000
Proceeds net of fees and issue costs and including deferred taxes	495,200,000		495,200,000
Change in the share capital balances related to the cancellation of the liability on exercise of stock options		$ 2,100,000	$ 600,000

[1]	Restated (Note 2)

Pensions and Other Benefits (Details) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Pension [Member]
Net periodic benefit cost for DB pension plans and other benefits
Current service cost (benefits earned by employees in the year)	$ 86	$ 67.1		$ 97.4
Interest cost on benefit obligation	464	482.2		445.2
Expected return on fund assets	(598.3)	(557.3)		(583.2)
Recognized net actuarial loss (gain)	71.5	7.4		47.8
Amortization of prior service cost	13.1	22.7		21.4
Net periodic benefit cost	36.3	22.1		28.6
Other benefits [Member]
Net periodic benefit cost for DB pension plans and other benefits
Current service cost (benefits earned by employees in the year)	15.6	14.3		16.1
Interest cost on benefit obligation	27.8	29.1		27
Expected return on fund assets	(0.7)	(0.9)		(0.7)
Recognized net actuarial loss (gain)	1.9	34.8		(1.9)
Amortization of prior service cost	(1.5)	(1.5)		(1.5)
Settlement gain		(8)	[1]	(4.8)	[1]
Net periodic benefit cost	$ 43.1	$ 67.8		$ 34.2

[1]	Settlement gains resulted from certain post-retirement benefit obligations being assumed by a U.S. national multi-employer benefit plan.

Pensions and Other Benefits (Details 1) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension [Member]
Change in projected benefit obligation:
Benefit obligation at January 1	$ 8,032.8	$ 7,068.3
Current service cost	86	67.1	97.4
Interest cost	464	482.2	445.2
Employee contributions	53.9	48.4
Benefits paid	(468.7)	(457.5)
Foreign currency changes	(8)	(22.8)
Actuarial loss	823.8	847.1
Projected benefit obligation at December 31	8,983.8	8,032.8	7,068.3
Other benefits [Member]
Change in projected benefit obligation:
Benefit obligation at January 1	484.1	438
Current service cost	15.6	14.3	16.1
Interest cost	27.8	29.1	27
Employee contributions	0.3	0.3
Benefits paid	(34.7)	(39.5)
Foreign currency changes	(1.2)	(5.1)
Actuarial loss	2.3	57.5
Release due to settlement		(10.5)
Projected benefit obligation at December 31	$ 494.2	$ 484.1	$ 438

Pensions and Other Benefits (Details 2) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in fund assets:
Fair value of fund assets at January 1	$ 7,013.8
Employer contributions	840.6	597.9	98.5
Fair value of fund assets at December 31	8,310.4	7,013.8
Pension [Member]
Change in fund assets:
Fair value of fund assets at January 1	7,013.8	6,118.5
Actual return (loss) on fund assets	880.3	723
Employer contributions	837.2	595.2
Employee contributions	53.9	48.4
Benefits paid	(468.7)	(457.5)
Foreign currency changes	(6.1)	(13.8)
Fair value of fund assets at December 31	8,310.4	7,013.8
Funded status - plan deficit	(673.4)	(1,019)
Other benefits [Member]
Change in fund assets:
Fair value of fund assets at January 1	11.5	12.1
Actual return (loss) on fund assets	0.2	0.3
Employer contributions	33.7	38.3
Employee contributions	0.3	0.3
Benefits paid	(34.7)	(39.5)
Fair value of fund assets at December 31	11	11.5
Funded status - plan deficit	$ (483.2)	$ (472.6)

Pensions and Other Benefits (Details 3) In Millions, except Share data, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 US dollar [Member]	Dec. 31, 2010 European Currencies [Member]	Dec. 31, 2010 Other currencies [Member]	Dec. 31, 2010 6.25% Unsecured Notes par value [Member] CAD ( $)	Dec. 31, 2009 6.45% Unsecured Notes par value [Member] CAD ( $)	Dec. 31, 2010 6.25% Unsecured Notes market value [Member] CAD ( $)	Dec. 31, 2009 6.45% Unsecured Notes market value [Member] CAD ( $)	Dec. 31, 2010 Pension [Member] CAD ( $)	Dec. 31, 2009 Pension [Member] CAD ( $)	Dec. 31, 2010 Other benefits [Member] CAD ( $)	Dec. 31, 2009 Other benefits [Member] CAD ( $)	Dec. 31, 2010 Defined Contribution Pension [Member] CAD ( $)	Dec. 31, 2009 Defined Contribution Pension [Member] CAD ( $)	Dec. 31, 2008 Defined Contribution Pension [Member] CAD ( $)	Dec. 31, 2010 Canadian Registered Qualified Defined Benefit Pension Plans [Member] CAD ( $)	Dec. 31, 2009 Canadian Registered Qualified Defined Benefit Pension Plans [Member] CAD ( $)	Dec. 31, 2010 Canadian registered and U.S. qualified defined benefit pension plans [Member] CAD ( $)	Dec. 31, 2009 Canadian registered and U.S. qualified defined benefit pension plans [Member] CAD ( $)	Dec. 31, 2008 Canadian registered and U.S. qualified defined benefit pension plans [Member] CAD ( $)	Dec. 31, 2010 Canadian non-registered supplemental pension plans [Member] CAD ( $)	Dec. 31, 2009 Canadian non-registered supplemental pension plans [Member] CAD ( $)	Dec. 31, 2008 Canadian non-registered supplemental pension plans [Member] CAD ( $)	Dec. 31, 2009 U.S. Qualified Defined Benefit Pension Plans [Member] Voluntary prepayment [Member] CAD ( $)	Dec. 31, 2010 Fund Assets/ 6.91%Secured Equp notes/ par value [Member] CAD ( $)	Dec. 31, 2009 Fund Assets/ 6.91%Secured Equp notes/ par value [Member] CAD ( $)	Dec. 31, 2010 Fund Assets/ 6.91%Secured Equp notes/ market value [Member] CAD ( $)	Dec. 31, 2009 Fund Assets/ 6.91%Secured Equp notes/ market value [Member] CAD ( $)	Dec. 31, 2010 Company Common Shares Market Value [Member] CAD ( $)	Dec. 31, 2009 Company Common Shares Market Value [Member] CAD ( $)
Percentage of Exposure to Foreign Currencies [Line Items]
Plans exposure to foreign currency risk percentage							11.00%	5.00%	5.00%
Amounts recognized in the Company's Consolidated Balance Sheet
Accounts payable and accrued liabilities														$ 0	$ 0	$ 40.9	$ 37.7
Pension and other benefit liabilities	1,115.7	1,453.9	[1]											673.4	1,019	442.3	434.9
Total amount recognized														673.4	1,019	483.2	472.6
Net actuarial loss
Other than deferred investment losses														2,309.2	1,548.8	98.9	98.1
Deferred investment losses														547.2	837.2	0	0
Prior service cost														17.3	30.4	(3.4)	(4.9)
Deferred income tax														(807.4)	(690.2)	(26.9)	(26.6)
Total	(2,134.9)	(1,792.8)	[1]											2,066.3	1,726.2	68.6	66.6
Weighted average policy range for pension plan asset allocation
Public equity securities, Range Minimum														45.00%
Public equity securities, Range Maximum														51.00%
Debt securities, Range Minimum														37.00%
Debt securities, Range Maximum														43.00%
Real estate and infrastructure, Range Minimum														8.00%
Real estate and infrastructure, Range Maximum														16.00%
Percentage of plan assets
Public equity securities														47.70%	45.90%
Debt securities														41.80%	42.30%
Real estate and infrastructure														10.50%	11.80%
Total														100.00%	100.00%
Summary of Estimated future pension and other post-retirement benefit payments
2011														459.7		38.9
2012														469.4		39.3
2013														486.7		39.7
2014														505.1		40.5
2015														525		41.4
2016 - 2020														2,912.6		215.4
Pensions and Other Benefits (Textuals)
Basis of calculating market related value of net periodic benefit cost	5 year average of market values for plans' public equity securities + plans' fixed income, real estate and infrastructutre securities
Defined benefit pension plans' accumulated benefit obligation														8,579.8	7,621.9
Unamortized actuarial loss expected to be recognized in next fiscal year														142.5		4.9
Unamortized prior service cost expected to be recognized in next fiscal year														(12.9)		1.4
Health care cost trend rate assumed to be 2011	8.00%
Health care cost trend rate assumed to be 2012	8.00%
Health care cost trend rate assumed to be 2013	8.00%
Ultimate Health Care Cost Trend Rate	5.00%
Projected decrease in health care cost trend rate per year (2014 - 2019)					0.50%	0.50%
Year that reaches Ultimate Trend Rate					2019	2017
Target long term rate of return, net of all fees and expenses	5.25%
Estimated long term inflation	2.50%
Expected long-term nominal rate of return, net of all fees and expenses	7.75%	7.75%		8.00%
Maximum value of underlying asset represented by financial derivatives, excluding currency forwards	20.00%
Hedging of most plans non Canadian public equity currency exposures to Canadian dollar Percentage	50.00%
Company's common shares in fund assets, Share					147,540	82,800
Company's common shares in fund assets, Market Value										2	3.5	2.3	3.5																	3.5	3.7	4	4	9.5	4.7
Contribution by the company	840.6	597.9		98.5										837.2	595.2	33.7	38.3	3.4	2.7	3.1	650	500	828.9	587.3	86.9	8.3	7.9	8.5	7.4
Payments to employees, their beneficiaries or estates or to third-party benefit administrators	33.7	38.3		34.2
Total contributions for companys defined benefit pension plans minimum in 2011	100
Total contributions for company's defined benefit pension plans maximum in 2011	125
Net cost of defined contribution plan	3.4	2.7		3.1
Multiemployer Plan, Period Contributions	$ 5	$ 3.2		$ 2.2

[1]	Restated (Note 2)

Pensions and Other Benefits (Details 4) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010		Dec. 31, 2009
Benefit obligation at December 31:
Discount rate					7.00%		5.20%		5.90%
Projected future salary increases					3.00%		3.00%		3.00%
Health care cost trend rate, defined benefit obligation					9.00%		8.00%	[1]	8.50%
Benefit cost for year ended December 31:
Discount rate	5.90%		7.00%		5.60%
Expected rate of return on fund assets	7.75%		7.75%		8.00%
Projected future salary increases	3.00%		3.00%		3.00%
Health care cost trend rate, defined cost obligation	8.50%	[2]	9.00%	[2]	9.50%	[2]
Summary of Impact of one-percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on the total of service and interest costs	$ (0.6)
Effect of one percentage point decrease on the total of service and interest costs	0.6
Effect of one percentage point increase on post-retirement benefit obligation	(8.4)
Effect of one percentage point decrease on post-retirement benefit obligation	$ 8.2

[1]	The health care cost trend rate is assumed to be 8.0% in 2011, 2012, and 2013, and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and after.
[2]	The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Pensions and Other Benefits (Details 5) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Liabilities [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2010 Derivative Financial Instruments, Assets [Member]		Dec. 31, 2009 Derivative Financial Instruments, Assets [Member]		Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 1 [Member]		Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 2 [Member]		Dec. 31, 2010 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2009 Derivative Financial Instruments, Assets [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2010 Canada [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 Canada [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 Canada [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 Canada [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 Canada [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 Canada [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 Canada [Member] Equity Securities, Other [Member]	Dec. 31, 2009 Canada [Member] Equity Securities, Other [Member]	Dec. 31, 2010 US and international [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 US and international [Member] Fair Value, Inputs, Level 1 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 US and international [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 US and international [Member] Fair Value, Inputs, Level 2 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 US and international [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities, Other [Member]	Dec. 31, 2009 US and international [Member] Fair Value, Inputs, Level 3 [Member] Equity Securities, Other [Member]	Dec. 31, 2010 US and international [Member] Equity Securities, Other [Member]	Dec. 31, 2009 US and international [Member] Equity Securities, Other [Member]	Dec. 31, 2010 Government Bonds [Member]	Dec. 31, 2009 Government Bonds [Member]	Dec. 31, 2010 Government Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2009 Government Bonds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Government Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2009 Government Bonds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Government Bonds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Government Bonds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Defined Contribution Pension [Member]	Dec. 31, 2009 Defined Contribution Pension [Member]	Dec. 31, 2010 Defined Contribution Pension [Member] Real Estate [Member]	Dec. 31, 2010 Defined Contribution Pension [Member] Infrastructure [Member]	Dec. 31, 2009 Defined Contribution Pension [Member] Infrastructure [Member]	Dec. 31, 2010 Disbursements [Member]	Dec. 31, 2009 Disbursements [Member]	Dec. 31, 2010 Disbursements [Member] Mortgages [Member]	Dec. 31, 2009 Disbursements [Member] Mortgages [Member]	Dec. 31, 2010 Disbursements [Member] Real Estate [Member]	Dec. 31, 2009 Disbursements [Member] Real Estate [Member]	Dec. 31, 2010 Disbursements [Member] Infrastructure [Member]	Dec. 31, 2010 Unrealized gains & losses [Member]	Dec. 31, 2009 Unrealized gains & losses [Member]	Dec. 31, 2010 Unrealized gains & losses [Member] Mortgages [Member]	Dec. 31, 2010 Unrealized gains & losses [Member] Real Estate [Member]	Dec. 31, 2009 Unrealized gains & losses [Member] Real Estate [Member]	Dec. 31, 2010 Unrealized gains & losses [Member] Infrastructure [Member]	Dec. 31, 2009 Unrealized gains & losses [Member] Infrastructure [Member]	Dec. 31, 2010 Realized gains & losses [Member]	Dec. 31, 2010 Realized gains & losses [Member] Real Estate [Member]	Dec. 31, 2010 Realized gains & losses [Member] Infrastructure [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Corporate Bond Securities [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member] Corporate Bond Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Mortgages [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member] Mortgages [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Real Estate [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member] Real Estate [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Infrastructure [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 1 [Member] Infrastructure [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Corporate Bond Securities [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Corporate Bond Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Mortgages [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Mortgages [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Real Estate [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Real Estate [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Infrastructure [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Infrastructure [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Corporate Bond Securities [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member] Corporate Bond Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Mortgages [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member] Mortgages [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Real Estate [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Infrastructure [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member] Infrastructure [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member]	Dec. 31, 2009 Cash and Cash Equivalents [Member]	Dec. 31, 2010 Corporate Bond Securities [Member]	Dec. 31, 2009 Corporate Bond Securities [Member]	Dec. 31, 2010 Mortgages [Member]	Dec. 31, 2009 Mortgages [Member]	Dec. 31, 2008 Mortgages [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2008 Real Estate [Member]	Dec. 31, 2010 Infrastructure [Member]	Dec. 31, 2009 Infrastructure [Member]	Dec. 31, 2008 Infrastructure [Member]
Summary of defined benefit pension plan assets at fair value
Fair Value of Plan Assets	$ 8,310.4	$ 7,013.8		$ 0	[1]	$ (2.1)	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ (2.1)	[1]	$ 0	[1]	$ 0	[1]	$ 370.7	[1]	$ 284.1	[1]	$ 0	[1]	$ 0	[1]	$ 370.7	[1]	$ 284.1	[1]	$ 0	[1]	$ 0	[1]	$ 1,050.5	$ 793.9	$ 67	$ 59.7	$ 0	$ 0	$ 1,117.5	$ 853.6	$ 2,437.9	$ 2,036.3	$ 44.6	$ 54.6	$ 0	$ 0	$ 2,482.5	$ 2,090.9	$ 2,398.1	$ 1,935.2	$ 0	$ 0	$ 2,398.1	$ 1,935.2	$ 0	$ 0																							$ 3,523.2	$ 2,846.4	$ 34.8	$ 16.2	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,908.2	$ 3,339.1	$ 71.3	$ 238.2	$ 940.9	$ 753.6	$ 15.6	$ 15.8	$ 0	$ 0	$ 0	$ 0	$ 879	$ 828.3	$ 0	$ 0	$ 0	$ 0	$ 5.2	$ 11.8	$ 619.6	$ 576.3	$ 254.2	$ 240.2	$ 106.1	$ 254.4	$ 940.9	$ 753.6	$ 20.8	$ 27.6		$ 619.6	$ 576.3		$ 254.2	$ 240.2
Summary of defined benefit pension plan assets measured at fair value using unobservable inputs
Fair Value January 1	879	828.3	823																																																																																																																							5.2	11.8	27.9	619.6	576.3	596.4	254.2	240.2	198.7
Contributions and Disbursements																																																												62.9	63.7	10	52.9	63.7	(68.4)	(21.1)	(7.2)	(16.1)	(17)	(5)	(44.2)
Net realized gain (loss)																																																																								31.9	(37.3)	0.6	24	(15.1)	7.3	(22.2)	24.3	26.3	(2)
Fair value December 31	$ 879	$ 828.3	$ 823																																																																																																																							$ 5.2	$ 11.8	$ 27.9	$ 619.6	$ 576.3	$ 596.4	$ 254.2	$ 240.2	$ 198.7

[1]	The Company's pension funds utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); and bond forwards to reduce asset/liability interest rate risk exposures (Level 2).

Stock- Based Compensation (Details) (CAD $)	12 Months Ended
Dec. 31, 2010
Options Outstanding [Member]
Fixed stock option plans
Number of Options, Outstanding, January 1, 2010	4,094,296
Weighted average exercise price, Outstanding, January 1, 2010	$ 52.71
Number of new options granted	31,900
Weighted average exercise price of new options granted	$ 57.1
Number of options exercised	(551,878)
Weighted average excercise price of options exercised	$ 48.41
Number of options forfeited	(43,620)
Weighted average exercise price of options forfeited	$ 57.71
Number of options, December 31, 2010	3,530,698
Weighted average exercise price of options, December 31, 2010	$ 53.36
Number of options Vested or expected to vest at December 31, 2010	2,664,803 [1]
Weighted average exercise price of options Vested or expected to vest at December 31, 2010	$ 48.75 [1]
Number of options excercisable at December 31, 2010	2,434,423
Weighted average exercise price of options exercisable at December 31, 2010	$ 46.82
Non Vested Options [Member]
Fixed stock option plans
Number of Options, Outstanding, January 1, 2010	1,488,913
Weighted average grant date fair value of nonvested options outstanding, January 1, 2010	$ 17.34
Number of new options granted	31,900
Weighted average grant date fair value of new nonvested options granted	$ 15.9
Number of nonvested options vested	(407,500)
Weighted average grant date fair value of nonvested options vested	$ 14.97
Number of options forfeited	(17,038)
Weighted average grant date fair value of nonvested options forfeited	$ 17.61
Number of options, December 31, 2010	1,096,275
Weighted average grant date fair value of nonvested options outstanding, December 31, 2010	$ 18.18

[1]	As at December 31, 2010, the weighted average remaining term of vested or expected to vest options was 4.4 years with an aggregate intrinsic value of $45.0 million.

Stock- Based Compensation (Details 1) (CAD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Weighted average fair value assumptions
Expected option life (years)	6.25	[1]	5	[1]	4.39	[1]
Risk-free interest rate	2.78%	[2]	2.35%	[2]	3.53%	[2]
Expected stock price volatility	30.00%	[3]	23.00%	[3]	23.00%	[3]
Expected annual dividends per share	$ 1.08	[4]	$ 0.99	[4]	$ 0.99	[4]
Estimated forfeiture rate	0.70%	[5]	2.30%	[5]	2.00%	[5]
Weighted average grant date fair value of options granted during the year	$ 15.9		$ 6.52		$ 15.07
TSAR [Member]
Number of TSARs outstanding and exercisable
TSARs outstanding, number of TSARs	3,998,910	[6]
TSARs outstanding, weighted average years to expiration	6.1	[6]
TSARs outstanding, weighted average exercise price	$ 47.43
TSARs outstanding, aggregate intrinsic value	71,500,000	[6]
TSARs exercisable, number of TSARs	2,231,935	[6]
TSARs exercisable, weighted average exercise price	$ 47.31
TSARs exercisable, aggregate intrinsic value	40,000,000	[6]
Summary of Performance Share Unit Plan
Number of PSUs exercisable at December 31, 2010	2,231,935
TSAR [Member] | Range One [Member]
Number of TSARs outstanding and exercisable
Range of TSAR exercise prices, minimum	$ 27.62
Range of TSAR exercise prices, maximum	$ 40.47
TSARs outstanding, number of TSARs	1,574,635
TSARs outstanding, weighted average years to expiration	5
TSARs outstanding, weighted average exercise price	$ 33.63
TSARs outstanding, aggregate intrinsic value	48,800,000
TSARs exercisable, number of TSARs	837,785
TSARs exercisable, weighted average exercise price	$ 31.29
TSARs exercisable, aggregate intrinsic value	27,900,000
TSAR [Member] | Range Two [Member]
Number of TSARs outstanding and exercisable
Range of TSAR exercise prices, minimum	$ 42.05
Range of TSAR exercise prices, maximum	$ 62.56
TSARs outstanding, number of TSARs	2,025,725
TSARs outstanding, weighted average years to expiration	6.8
TSARs outstanding, weighted average exercise price	$ 53.41
TSARs outstanding, aggregate intrinsic value	22,700,000
TSARs exercisable, number of TSARs	1,191,925
TSARs exercisable, weighted average exercise price	$ 54.46
TSARs exercisable, aggregate intrinsic value	12,100,000
TSAR [Member] | Range Three [Member]
Number of TSARs outstanding and exercisable
Range of TSAR exercise prices, minimum	$ 62.9
Range of TSAR exercise prices, maximum	$ 74.89
TSARs outstanding, number of TSARs	398,550
TSARs outstanding, weighted average years to expiration	7
TSARs outstanding, weighted average exercise price	$ 71.5
TSARs outstanding, aggregate intrinsic value	0
TSARs exercisable, number of TSARs	202,225
TSARs exercisable, weighted average exercise price	$ 71.46
TSARs exercisable, aggregate intrinsic value	0
Nonvested TSARs [Member]
Summary of Performance Share Unit Plan
Weighted average grant fair value of outstanding, January 1, 2010	$ 10.94
Weighted average grant date fair value of PSUs granted	$ 14.27
Weighted average grant date fair value of PSUs forfeited	$ 10.88
Weighted average grant fair value of outstanding at December 31, 2010	$ 11.54
Performance Share Unit [Member]
Summary of Performance Share Unit Plan
Number of PSUs/DSUs outstanding, January 1, 2010	422,534
Weighted average grant fair value of outstanding, January 1, 2010	$ 38.72
Number of PSUs Granted	328,020
Weighted average grant date fair value of PSUs granted	$ 46.86
Number of PSUs units, in lieu of dividends	10,707
Weighted average grant date fair value of PSUs units, in lieu of dividends	$ 59.57
Number of PSUs forfeited	(24,816)
Weighted average grant date fair value of PSUs forfeited	$ 77.71
Number of PSUs, Cancelled	(35,977)
Weighted average grant date fair value of PSUs, Cancelled	$ 39.83
Number of PSUs/DSUs outstanding, December 31, 2010	700,468
Weighted average grant fair value of outstanding at December 31, 2010	$ 41.41
Number of PSUs exercisable at December 31, 2010	0
Weighted average grant date fair value of PSUs exercisable at December 31, 2010	$ 0

[1]	Represents the period of time that awards are expected to be outstanding. Historical data on exercise behavior was used to estimate the expected life of the option.
[2]	Based on the implied yield available on zero-coupon government issues with an equivalent remaining term at the time of the grant.
[3]	Based on the historical stock price volatility of the Company's stock over a period commensurate with the expected term of the option.
[4]	Determined by the current annual dividend divided by the current stock price. The Company does not employ different dividend yields throughout the year.
[5]	The Company estimated forfeitures based on past experience. The rate is monitored on a periodic basis.
[6]	As at December 31, 2010, the total number of in-the-money TSARs outstanding was 3,602,610 with a weighted-average exercise price of $44.77 The weighted-average years to expiration of exercisable TSARs is 4.2 years.

Stock- Based Compensation (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010		Dec. 31, 2010 TSARs outstanding [Member] Range One [Member] CAD ( $)	Dec. 31, 2010 Range One [Member] CAD ( $)	Dec. 31, 2010 TSARs outstanding [Member] Range Two [Member] CAD ( $)	Dec. 31, 2010 Range Two [Member] CAD ( $)	Dec. 31, 2010 TSARs outstanding [Member] Range Three [Member] CAD ( $)	Dec. 31, 2010 Range Three [Member] CAD ( $)	Dec. 31, 2010 TSARs outstanding [Member] CAD ( $)		Dec. 31, 2009 TSARs outstanding [Member] CAD ( $)	Dec. 31, 2008 TSARs outstanding [Member] CAD ( $)	Dec. 31, 2010 Regular stock option Plan [Member] CAD ( $)	Dec. 31, 2009 Regular stock option Plan [Member] CAD ( $)	Dec. 31, 2008 Regular stock option Plan [Member] CAD ( $)	Dec. 31, 2008 Performance stock option Plan [Member] CAD ( $)	Dec. 31, 2010 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2009 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2008 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2010 Nonvested TSARs [Member] CAD ( $)
Stock options outstanding and exercisable
Range of option exercise prices, minimum								$ 27.62		$ 42.05		$ 62.9
Range of option exercise prices, maximum								$ 40.47		$ 62.56		$ 74.89
Options outstanding, Number of options					3,530,698	[1]		959,298		1,697,450		873,950
Options outstanding, Weighted average years to expiration	3.6	[1]						2.1		4.1		4.5
Options outstanding, Weighted average exercise price	$ 53.36	[1]						$ 31.17		$ 56.53		$ 71.56
Options outstanding, Aggregate intrinsic value (millions)	$ 45.8	[1]						$ 32.1		$ 13.7		$ 0
Options exercisable, Number of options					2,434,423	[1]		956,448		1,275,750		202,225
Options exercisable, Weighted average exercise price	$ 46.82	[1]						$ 31.15		$ 54.67		$ 71.46
Options outstanding, Aggregate intrinsic value (millions)	44.7	[1]						32		12.7		0
Summarized information related to the Company's tandem share appreciation rights
Number of TSARs outstanding January 1, 2010													3,357,397											1,375,587
Weighted average exercise price fair value of outstanding, January 1, 2010													$ 45.92
Weighted average grant fair value of outstanding, January 1, 2010																								$ 10.94
Number of new TSARs granted													812,900											812,900
Weighted average exercise price of new TSARs granted													$ 51.81
Weighted average grant fair value of new TSARs granted																								$ 14.27
Number of TSARs exercised as TSARs													(7,720)
Weighted average exercise price of TSARs exercised as TSARs	$ 14.27		$ 7.39	$ 16.09									$ 38.25
Number of TSARs outstanding exercised as Options													(145,317)
Weighted average exercise price of TSARs outstanding exercised as Options													$ 36.8
Number of nonvested TSARs vested																								(407,500)
Weighted average grant date fair value of nonvested TSARs vested																								$ 14.97
Number of TSARs forfeited													(18,350)											(14,012)
Weighted average exercise price of new TSARs forfeited													$ 54.27
Weighted average grant date fair value of new TSARs forfeited																								$ 10.88
Number of TSARs outstanding December 31, 2010													3,998,910		3,357,397									1,766,975
Weighted average exercise price fair value of outstanding, December 31, 2010													$ 47.43		$ 45.92
Weighted average grant fair value of outstanding at December 31, 2010																								$ 11.54
Number of TSARs vested or expected to vest at December 31, 2010													3,990,461	[2]
Weighted average exercise price of TSARs vested or expected to vest at December 31, 2010													$ 47.42	[2]
Number of TSARs exercisable at December 31, 2010													2,231,935
Weighted average exercise price of TSARs exercisable at December 31, 2010							$ 31.29		$ 54.46		$ 71.46		$ 47.31
Total fair value of shares vested for all stock option plans
Total fair value of shares vested for all stock option plans	12.2		11.8	13.6									6.1		5.9	5.4	6.1	5.9	5.4	2.8
Information related to all options exercised in the stock option plans
Total intrinsic value	10.1		8.4	19.4
Cash received by the Company upon exercise of options	32.4		24.2	19.6
Related tax benefits	0.4		0.1	0.1
Summary of Deferred Share Unit Plan
Number of PSUs/DSUs outstanding, January 1, 2010																					345,843	292,982
Number of DSUs granted																					37,802	55,273
Transferred from RSUs																					18,756
Number of DSUs units, in lieu of dividends																					6,226	7,093
Number of DSUs redeemed																					(20,281)	(9,505)
Number of PSUs/DSUs outstanding, December 31, 2010																					388,346	345,843
Summary of total share based liabilities paid
Total share based liabilities paid	$ 2		$ 2.9	$ 4									$ 0.2		$ 2.6	$ 1.6					$ 1.8	$ 0.3	$ 2.4

[1]	As at December 31, 2010, the total number of in-the-money stock options outstanding was 2,663,398 with a weighted average exercise price of $47.41. The weighted-average years to expiration of exercisable stock options is 3.9 years.
[2]	As at December 31, 2010, the weighted average remaining term of vested or expected to vest TSARs was 6.1 years with an aggregate intrinsic value of $71.4 million.

Stock-Based Compensation (Details Textual)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Regular and Performance stock options [Member] CAD ( $)	Dec. 31, 2009 Regular and Performance stock options [Member] CAD ( $)	Dec. 31, 2008 Regular and Performance stock options [Member] CAD ( $)	Dec. 31, 2010 Performance-contingent options [Member]	Dec. 31, 2010 Performance-accelerated options [Member]	Dec. 31, 2010 TSAR [Member] CAD ( $)	Dec. 31, 2009 TSAR [Member] CAD ( $)	Dec. 31, 2008 TSAR [Member] CAD ( $)	Dec. 31, 2010 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2009 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2008 Deferred Share Unit [Member] CAD ( $)	Dec. 31, 2010 Performance Share Unit [Member] CAD ( $)	Dec. 31, 2009 Performance Share Unit [Member] CAD ( $)	Dec. 31, 2008 Performance Share Unit [Member] CAD ( $)	Dec. 31, 2010 Restricted Share Unit [Member] CAD ( $)	Dec. 31, 2009 Restricted Share Unit [Member] CAD ( $)	Dec. 31, 2008 Restricted Share Unit [Member] CAD ( $)	Dec. 31, 2010 Employee Share Purchase Plan [Member] CAD ( $)	Dec. 31, 2009 Employee Share Purchase Plan [Member] CAD ( $)	Dec. 31, 2008 Employee Share Purchase Plan [Member] CAD ( $)	Dec. 31, 2010 Performance stock option granted prior to 2007 [Member]
Stock Based Compensation (Textuals)
Stock-based compensation expense	$ 71,200,000	$ 67,700,000	$ 30,600,000								$ 32,300,000	$ 43,300,000	$ (38,000,000)	$ 6,300,000	$ 7,500,000	$ (5,400,000)	$ 28,900,000	$ 10,000,000	$ (700,000)	$ 200,000	$ 500,000	$ 200,000	$ 1,500,000	$ 7,000,000	$ 9,800,000
Regular options and TSARs earliest exercise period (in years)	2
Regular options and TSARs latest exercise period (in years)	10
Other than options vesting period														Up to 36 months			three years									48 months
Performance option expiry date									Five years and three months after the grant date	Five years after the grant date
Share based compensation plans, Weighted average remaining term of vested or expected to vest options (in years)						4.4					6.1
Share based compensation plans, Aggregate intrinsic value						45,000,000					71,400,000
Company's closing stock price	64.62
Total number of in the money stock options, outstanding						2,663,398					3,602,610
Weighted average exercise price of in the money stock options						47.41					44.77
Weighted average years to expiration of exercisable in the money stock options						3.9					4.2
Grant date Fair Value of options, issued	500,000	0	14,200,000
Expense recovery for regular and performance stock options						1,700,000	(900,000)	3,200,000
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired during first six months														Up to 33%
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired after first six months														Up to 25%
Time period for key employees to meet their ownership targets														5 years
Fair value of other than option on grant date											11,600,000	5,700,000	7,000,000				15,400,000	14,700,000	0
Weighted average exercise price of TSARs exercised	$ 14.27	$ 7.39	$ 16.09								$ 38.25
Total unrecognized compensation related to share based compensation plans						500,000					11,400,000			600,000			24,500,000
Weighted average period over which unrecognized compnesation will be recognized						1.2					1.3			1.2			1.7
Common shares available for granting of future options under stock option plans			2,334,861	1,048,531	1,831,361
Common shares, authorized			15,578,642	15,578,642	15,578,642
Units Issued																	328,020			151	405	276
Weighted average fair value of TSARs granted	$ 15.9	$ 6.52	$ 15.07
Expected annual dividends per share											$ 0.99
Period in which company's contribution are expensed																							One-year vesting
Employer contribution to employee share purchase plan																							$1 for every $3 contributed by employees
Employer maximum contribution to employee share purchase plan																							6% of annual salary
Total participants in employee purchase plan																							13,525	13,261	12,923
Total number of shares purchased on behalf of participants																							618,272	883,737	969,921
Employer contributions	$ 840,600,000	$ 597,900,000	$ 98,500,000																				$ 3,200,000	$ 3,300,000	$ 11,600,000

Variable interest entities (Details) (CAD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2010 Variable Interest Entity [Member]
Variable interest entities (Textuals) [Abstract]
Lease payments after tax	$ 133.3	$ 9.8
Future minimum lease payments before tax	$ 782	$ 234.2
Period over which lease payments will be paid		20

Commitments and Contingencies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Letter of Credit [Member] CAD ( $)	Dec. 31, 2010 Capital Additions [Member] CAD ( $)	Dec. 31, 2010 Operating expenditures [Member] CAD ( $)	Dec. 31, 2010 Powder River Basin Expansion Project [Member] USD ( $)	Dec. 31, 2010 Line of Credit Facility One [Member] CAD ( $)	Dec. 31, 2010 Line of Credit Facility Two [Member] CAD ( $)
Commitments and Contingencies (Textuals) [Abstract]
Total future capital expenditure						$ 236,900,000	$ 1,541,100,000
Maximum capacity under revolving credit facility									945,000,000	118,000,000
Accordion feature									1,150,000,000
Amount of credit facility committed to letters of credit					358,000,000
Number of financial institutions involved in extending arrangement through 2012				14
Number of financial institutions involved in arranging credit facility				15
Revolving credit facility, available									587,000,000	118,000,000
Number of financial institutions extending credit facility 2011									1
Maximum Future contingent payments								1,100,000,000
Conditions for contingent payments								US $390 million which would become due if construction of the Powder River Basin expansion project starts prior to December 31, 2025 and up to approximately US $740 million would become due upon the movement of specified volumes over the Powder River Basin extension prior to December 31, 2025 upon achievement of certain milestones
Commitments and Contingencies Details (Textuals) [Abstract]
Weighted average interest rate of credit facilities	0.00%	1.91%
Minimum operating lease payment	782,000,000
Operating lease annual payment, 2011	133,300,000
Operating lease annual payment, 2012	121,500,000
Operating lease annual payment, 2013	104,900,000
Operating lease annual payment, 2014	77,400,000
Operating lease annual payment, 2015	68,200,000
Expenses for operating leases	169,100,000	196,200,000	180,800,000
Purchase price of a subsidiary (DM&E)	1,500,000,000
Goodwill	$ 146,600,000	$ 154,900,000	$ 179,600,000	$ 147,400,000

Guarantees (Details) (CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Guarantees (Textuals) [Abstract]
Residual value guarantees on operating lease commitments	$ 162.5
Accrued guarantees recorded in accounts payable and accrued liabilities	$ 5.4	$ 9.3

Segemented Information (Details) (CAD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Consolidating information
Revenues	$ 4,981.5
Operating expenses	3,865.4
Revenues less operating expenses	1,116.1
Net interest expense and other income and charges	245.3
Income before taxes	870.8
Income tax expense	220.1
Net income	650.7
Current assets	1,203.8	1,641.5	[1]
Net properties	11,996.8	11,978.5	[1]
Other long-term assets	475.3
Total assets	13,675.9
Current liabilities	1,289.5	1,606	[1]
Long-term liabilities	7,561.7
Shareholders' equity	4,824.7	4,658.1	[1]	4,275.1	4,145.5
Total liabilities and shareholders' equity	13,675.9	14,154.8	[1]
Geographic information
Revenues of Canada	3,635.6	3,166.2		3,921.5
Revenues of United States	1,346	1,236		1,127
Total revenues	4,981.5	4,402.2		5,048.5
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets for Canada	8,458.2	8,363.5
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets for United States	4,012.8	4,134.2
Total long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	12,471	12,497.7
Operating Segment (Textuals)
Number of customers comprising more than 10% of revenue and accounts receivable	0	0		1
Revenue from a major customer as a percentage of total revenue				11.00%
Accounts receivable from a major customer as a percentage of total accounts receivable				1.70%
Canada [Member]
Consolidating information
Revenues	3,635.5
Operating expenses	2,921.9
Revenues less operating expenses	713.6
Net interest expense and other income and charges	226.6
Income before taxes	487
Income tax expense	104.8
Net income	382.2
Current assets	757.8
Net properties	6,334.3
Other long-term assets	1,460.2
Total assets	8,552.3
Current liabilities	1,105
Long-term liabilities	5,031.7
Shareholders' equity	2,415.6
Total liabilities and shareholders' equity	8,552.3
United States [Member]
Consolidating information
Revenues	1,346
Operating expenses	1,027.9
Revenues less operating expenses	318.1
Net interest expense and other income and charges	81.8
Income before taxes	236.3
Income tax expense	97.1
Net income	139.2
Current assets	508.4
Net properties	3,744.5
Other long-term assets	268.6
Total assets	4,521.5
Current liabilities	272
Long-term liabilities	3,629.9
Shareholders' equity	619.6
Total liabilities and shareholders' equity	4,521.5
Other Countries [Member]
Consolidating information
Net interest expense and other income and charges	(57.8)
Income before taxes	57.8
Income tax expense	1.5
Net income	56.3
Current assets	21.6
Other long-term assets	1,291.6
Total assets	1,313.2
Current liabilities	1.2
Shareholders' equity	1,312
Total liabilities and shareholders' equity	1,313.2
Consolidating Entries [Member]
Consolidating information
Operating expenses	(84.4)
Revenues less operating expenses	84.4
Net interest expense and other income and charges	(5.3)
Income before taxes	89.7
Income tax expense	16.7
Net income	73
Current assets	(84)
Net properties	1,918
Other long-term assets	(2,545.1)
Total assets	(711.1)
Current liabilities	(88.7)
Long-term liabilities	(1,099.9)
Shareholders' equity	477.5
Total liabilities and shareholders' equity	$ (711.1)

[1]	Restated (Note 2)

Reconciliation of Canadian GAAP to U.S. GAAP (Details) (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Increased (decreased) by:
Net Income	$ 650.7	$ 550	[1]	$ 627.8	[1]
Earnings per share
Basic earnings per share	$ 3.86	$ 3.31	[1]	$ 4.08	[1]
Diluted earnings per share	$ 3.85	$ 3.3	[1]	$ 4.04	[1]
Canadian Gaap [Member]
Increased (decreased) by:
Pension costs (b)	(11.4)	17	[1]	(13.3)	[1]
Post-retirement benefits costs (b)	(10)	(9.8)	[1]	(9.6)	[1]
Post-employment benefits costs (c)	(4.9)	30.3	[1]	(11)	[1]
Termination and severance benefits (d)		1.5	[1]	8.7	[1]
Internal use software - additions (f)	16.8	3.8	[1]	18.1	[1]
Internal use software - depreciation (f)	(8.6)	(7.4)	[1]	(9.2)	[1]
Stock-based compensation (e)	2.5	14.7	[1]	(6.9)	[1]
Loss on ineffective portion of hedges (a)	1.9	2.2	[1]	(10.5)	[1]
Capitalized interest - additions (g)	(4.9)	(4.9)	[1]	(21)	[1]
Capitalized interest - depreciation (g)	6.4	12.3	[1]	5.3	[1]
Capital lease - equipment rents (j)	1.3	1.3	[1]	1.3	[1]
Capital lease - depreciation (j)	(0.9)	(0.9)	[1]	(0.9)	[1]
Capital lease - interest (j)	(0.5)	(0.6)	[1]	(0.5)	[1]
Future/deferred income tax expense related to above differences	4.4	(2.5)	[1]	21.1	[1]
Net Income	$ 642.8	$ 607	[1]	$ 599.4	[1]
Earnings per share
Basic earnings per share	$ 3.81	$ 3.65	[1]	$ 3.9	[1]
Diluted earnings per share	$ 3.8	$ 3.64	[1]	$ 3.86	[1]

[1]	Restated (Note 2)

Reconciliation of Canadian GAAP to US GAAP (Details 1) (Canadian Gaap [Member], CAD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, net
Receivable from bank (i)		$ (214.1)	[1]
Properties [Abstract]
Capitalized interest (g)	(166.6)	(168.3)	[1]
Internal use software (f)	68	59.9	[1]
Stock-based compensation (e)	(1.1)
Capital leases (j)	7.8	8.7	[1]
Prepaid pension costs and other assets
Pension costs (b)	2,432.6	1,644.4	[1]
Transaction costs on long-term debt (i)	46.9	(43.6)	[1]
Investment tax credits and tax credit carryforwards (k)	28.2
Internal use software (f)	0.6	0.6	[1]
Total assets	2,322.6	1,287.6	[1]
Accounts payable and accrued liabilities
Stock-based compensation (e)	(12.2)	(9.8)	[1]
Long-term debt maturing within one year
Capital leases (j)	0.9	0.9	[1]
Bank loan (i)		(214.1)	[1]
Other long-term liabilities
Post-employment benefit liability (c)	(19.6)	(24.6)	[1]
Under funded status of defined benefit pension and other postretirement plans (b)	(764.8)	(1,116.8)	[1]
Stock-based compensation (e)	(3.6)	(2.2)	[1]
Long-term debt
Capital leases (j)	7.3	8.1	[1]
Transaction costs on long-term debt (i)	(46.9)	(43.6)	[1]
Future/deferred income taxes	843.7	704.5	[1]
Total liabilities	4.8	(697.6)	[1]
Share capital
Stock-based compensation (e)	(26.1)	(24.7)	[1]
Contributed surplus/additional paid in capital
Stock-based compensation (e)	4.3	2.7	[1]
Retained income/earnings	203.4	211.4	[1]
Accumulated other comprehensive loss, net of tax
Funding status of defined benefit pension and other post-retirement plans (b)	2,134.9	1,792.8	[1]
Unrealized foreign exchange (gain) loss on designated net investment hedge (a)	1.3	3	[1]
Total liabilities and shareholders' equity	$ 2,322.6	$ 1,287.6	[1]

[1]	Restated (Note 2)

Reconciliation of Canadian GAAP to US GAAP (Details 2) (CAD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues
Freight	$ 4,853.3		$ 4,279.8	[1]	$ 4,921.5	[1]
Other	128.2		122.4	[1]	127	[1]
Total revenues	4,981.5		4,402.2	[1]	5,048.5	[1]
Operating expenses
Compensation and benefits	1,431		1,306.6	[1]	1,289.8	[1]
Fuel	728.1		580.3	[1]	1,005.9	[1]
Materials	214.2		217.6	[1]	257.8	[1]
Equipment rents	206		226	[1]	218.5	[1]
Depreciation and amortization	489.6		483.2	[1]	428.2	[1]
Purchased services and other	796.5		783	[1]	809.3	[1]
Total operating expenses	3,865.4		3,572.1	[1]	4,009.5	[1]
Revenues less operating expenses	1,116.1		830.1	[1]	1,039	[1]
Gain on sale of partnership interest			81.2	[1]
Gain on sales of significant properties			79.1	[1]
Equity income in Dakota, Minnesota & Eastern Railroad Corporation					50.9	[1]
Less:
Loss on termination of lease with shortline railway			54.5	[1]
Other income and charges	12		(12.4)	[1]	(72.3)	[1]
Net interest expense	257.3	[2]	267.6	[1],[2]	239.6	[1]
Income before income tax expense	870.8		631.3	[1]	778	[1]
Income tax expense	220.1		81.3	[1]	150.2	[1]
Net income	650.7		550	[1]	627.8	[1]
Earnings per share
Basic earnings per share	$ 3.86		$ 3.31	[1]	$ 4.08	[1]
Diluted earnings per share	$ 3.85		$ 3.3	[1]	$ 4.04	[1]
Canadian Gaap [Member]
Revenues
Freight			4,175.2	[1]	4,814.8	[1]
Other			128	[1]	116.8	[1]
Total revenues			4,303.2	[1]	4,931.6	[1]
Operating expenses
Compensation and benefits			1,278	[1]	1,308.8	[1]
Fuel			580.3	[1]	1,005.9	[1]
Materials			216.9	[1]	254	[1]
Equipment rents			184.8	[1]	182.2	[1]
Depreciation and amortization			474.9	[1]	433.6	[1]
Purchased services and other			674.8	[1]	716.4	[1]
Total operating expenses			3,409.7	[1]	3,900.9	[1]
Revenues less operating expenses			893.5	[1]	1,030.7	[1]
Gain on sale of partnership interest			81.2	[1]
Gain on sales of significant properties			79.1	[1]
Equity income in Dakota, Minnesota & Eastern Railroad Corporation					50.9	[1]
Less:
Loss on termination of lease with shortline railway			54.5	[1]
Other income and charges			18.9	[1]	88.4	[1]
Net interest expense			273.1	[1]	261.1	[1]
Income before income tax expense			707.3	[1]	732.1	[1]
Income tax expense			100.3	[1]	132.7	[1]
Net income	$ 642.8		$ 607	[1]	$ 599.4	[1]
Earnings per share
Basic earnings per share	$ 3.81		$ 3.65	[1]	$ 3.9	[1]
Diluted earnings per share	$ 3.8		$ 3.64	[1]	$ 3.86	[1]

[1]	Restated (Note 2)
[2]	The amount is calculated on a twelve month rolling basis.

Reconciliation of Canadian GAAP to US GAAP (Details 3) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Current assets
Cash and cash equivalents	$ 360.6	$ 679.1	[1]	$ 117.5	[1]	$ 377.9	[1]
Accounts receivable, net	459	655.1	[1]
Materials and supplies	114.1	132.7	[1]
Deferred income taxes (Note 8)	222.3	128.1	[1]
Other current assets	47.8	46.5	[1]
Total current assets	1,203.8	1,641.5	[1]
Investments	144.9	156.7	[1]
Net properties	11,996.8	11,978.5	[1]
Goodwill and intangible assets	189.8	202.3	[1]
Prepaid pension costs and other assets	140.6	175.8	[1]
Total assets	13,675.9	14,154.8	[1]
Current liabilities
Accounts payable and accrued liabilities	1,007.8	1,000.7	[1]
Long-term debt maturing within one year	281.7	605.3	[1]
Total current liabilities	1,289.5	1,606	[1]
Other long-term liabilities	468	479.9	[1]
Long-term debt	4,033.2	4,138.2	[1]
Future income taxes	1,944.8	1,818.7	[1]
Total liabilities	8,851.2	9,496.7	[1]
Shareholders' equity
Share capital	1,812.8	1,771.1	[1]
Contributed surplus	24.7	30.8	[1]
Accumulated other comprehensive income	(2,085.8)	(1,744.7)	[1]	(1,225.2)	[1]	(853.4)	[1]
Retained income	5,073	4,600.9	[1]
Total Shareholders' equity	4,824.7	4,658.1	[1]	4,275.1		4,145.5
Total liabilities and shareholders' equity	13,675.9	14,154.8	[1]
Commitments and contingencies (Note 29).			[1]
Canadian Gaap [Member]
Current assets
Cash and cash equivalents		679.1	[1]	117.6	[1]	378.1	[1]
Accounts receivable, net		441	[1]
Materials and supplies		132.7	[1]
Deferred income taxes (Note 8)		128.1	[1]
Other current assets		46.5	[1]
Total current assets		1,427.4	[1]
Investments		156.7	[1]
Net properties		11,878.8	[1]
Goodwill and intangible assets		202.3	[1]
Prepaid pension costs and other assets		1,777.2	[1]
Total assets		15,442.4	[1]
Current liabilities
Accounts payable and accrued liabilities		990.9	[1]
Long-term debt maturing within one year		392.1	[1]
Total current liabilities		1,383	[1]
Other long-term liabilities		790.2	[1]
Long-term debt		4,102.7	[1]
Future income taxes		2,523.2	[1]
Total liabilities		8,799.1	[1]
Shareholders' equity
Share capital		1,746.4	[1]
Contributed surplus		33.5	[1]
Accumulated other comprehensive income		51.1	[1]
Retained income		4,812.3	[1]
Total Shareholders' equity		6,643.3	[1]
Total liabilities and shareholders' equity		$ 15,442.4	[1]

[1]	Restated (Note 2)

Reconciliation of Canadian GAAP to US GAAP (Details 4) (CAD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Operating activities
Net income	$ 650.7		$ 550	[1]	$ 627.8	[1]
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	489.6		483.2	[1]	428.2	[1]
Deferred income taxes (Note 8)	211.2		133	[1]	170.6	[1]
Gain on sale of partnership interest			(81.2)	[1]
Gain on sales of significant properties			(79.1)	[1]
Pension funding in excess of expense	(800.9)		(572)	[1]	(66.5)	[1]
Other operating activities, net	(32.2)		(85.7)	[1]	(85)	[1]
Change in non-cash working capital balances related to operations	(16.3)		102.7	[1]	(132.2)	[1]
Cash provided by operating activities	502.1		450.9	[1]	942.9	[1]
Investing activities
Additions to properties	(726.1)		(703.5)	[1]	(815.9)	[1]
Additions to assets held for sale and other					(222.5)	[1]
Proceeds from sale of properties and other assets	88.9		337.4	[1]	237.2	[1]
Other, net	1.6		7.4	[1]	9.7	[1]
Cash used in investing activities	(635.6)		(358.7)	[1]	(800.1)	[1]
Financing activities
Dividends paid	(174.5)		(162.9)	[1]	(148.7)	[1]
Issuance of CP Common Shares	32.4		513.5	[1]	19.7	[1]
Issuance of long-term debt	355.2		872.7	[1]	1,148.2	[1]
Repayment of long-term debt	(612.8)		(617.9)	[1]	(1,339.9)	[1]
Net decrease in short-term borrowing	9		(150.1)	[1]	(79.6)	[1]
Other financing activities	3.1		34.1	[1]	(30.9)	[1]
Cash provided by (used in) financing activities	(167.8)		489.4	[1]	(431.2)	[1]
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	(17.2)		(20)	[1]	28	[1]
Cash position
Increase (decrease) in cash and cash equivalents	(318.5)		561.6	[1]	(260.4)	[1]
Cash and cash equivalents at beginning of year	679.1	[1]	117.5	[1]	377.9	[1]
Cash and cash equivalents at end of year	360.6		679.1	[1]	117.5	[1]
Supplemental disclosures of cash flow information:
Income taxes (recovered) paid	8.3		(38.9)	[1]	59	[1]
Interest paid	346.8		289.3	[1]	269.1	[1]
Canadian Gaap [Member]
Operating activities
Net income	642.8		607	[1]	599.4	[1]
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization			474.9	[1]	433.6	[1]
Deferred income taxes (Note 8)			152	[1]	153.1	[1]
Gain on sale of partnership interest			(81.2)	[1]
Gain on sales of significant properties			(79.1)	[1]
Pension funding in excess of expense			(589)	[1]	(53.2)	[1]
Other operating activities, net			(56.4)	[1]	(0.9)	[1]
Change in non-cash working capital balances related to operations			102.7	[1]	(132.2)	[1]
Cash provided by operating activities			530.9	[1]	999.8	[1]
Investing activities
Additions to properties			(701.8)	[1]	(813)	[1]
Additions to assets held for sale and other					(222.5)	[1]
Proceeds from sale of properties and other assets			256.3	[1]	257.6	[1]
Other, net			7.4	[1]	1.1	[1]
Cash used in investing activities			(438.1)	[1]	(776.8)	[1]
Financing activities
Dividends paid			(162.9)	[1]	(148.7)	[1]
Issuance of CP Common Shares			513.5	[1]	19.7	[1]
Issuance of long-term debt			872.7	[1]	1,068.7	[1]
Repayment of long-term debt			(618.6)	[1]	(1,340.7)	[1]
Net decrease in short-term borrowing			(150.1)	[1]	(79.6)	[1]
Other financing activities			34.1	[1]	(30.9)	[1]
Cash provided by (used in) financing activities			488.7	[1]	(511.5)	[1]
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents			(20)	[1]	28	[1]
Cash position
Increase (decrease) in cash and cash equivalents			561.5	[1]	(260.5)	[1]
Cash and cash equivalents at beginning of year	679.1	[1]	117.6	[1]	378.1	[1]
Cash and cash equivalents at end of year			679.1	[1]	117.6	[1]
Supplemental disclosures of cash flow information:
Income taxes (recovered) paid			(38.9)	[1]	59	[1]
Interest paid			$ 289.3	[1]	$ 269.1	[1]

[1]	Restated (Note 2)

Reconciliation of Canadian GAAP to US GAAP (Details 5) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CAD ( $)		Dec. 31, 2009 CAD ( $)		Dec. 31, 2008 CAD ( $)		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2007 CAD ( $)
Financial metrics and their corresponding guidelines
Long-term debt	$ 4,033.2		$ 4,138.2	[1]
Long-term debt maturing within one year	281.7		605.3	[1]
Shareholders' equity	4,824.7		4,658.1	[1]	4,275.1						4,145.5
Operating income	1,116.1		830.1	[1]	1,039	[1]
Gain on sales of significant properties			(79.1)	[1]
Loss on the termination of lease with shortline railway			54.5	[1]
Other income and charges	12		(12.4)	[1]	(72.3)	[1]
Gain in long-term floating rate notes	(3.4)		(6.3)	[1]
Foreign exchange gain on long-term debt	(2.3)		(3.6)	[1]
Total debt	4,314.9		4,743.5	[1]
Total debt plus equity	9,139.6		9,401.6	[1]
Total debt to total capitalization guidelines	No more than 50%
Total debt to total capitalization							47.20%		50.50%	[1]
Adjusted EBIT for the twelve months ended December 31	1,122.4	[2],[3]	783.2	[1],[2],[3]
Net interest expense (Note 7)	$ 257.3	[2]	$ 267.6	[1],[2]	$ 239.6	[1]
Interest coverage ratio guidelines	No less than 4.0	[2],[3]
Interest coverage ratio							440.00%	[2],[3]	290.00%	[1],[2],[3]

[1]	Restated (Note 2)
[2]	The amount is calculated on a twelve month rolling basis.
[3]	These earnings measures have no standardized meanings prescribed by GAAP and, therefore, are unlikely to be comparable to similar measures of other companies.

Reconciliation of Canadian GAAP to US GAAP (Details Textual)	12 Months Ended
Dec. 31, 2010
Reconciliation Of Canadian GAAP To US GAAP (Textuals) [Abstract]
Ownership interest in joint venture before sale of interest	50.00%
Ownership interest in joint venture after sale of interest	16.50%
Remaining useful life percentage of equipment under lease, to be considered for renewal purpose	25.00%